                                                                N U V E E N
                                                                     Investments

Municipal Bond
Funds


                                        SEMIANNUAL REPORT AUGUST 31, 2000


Dependable, tax-free income to help you keep more of what you earn.



                             [PHOTOS APPEAR HERE]

                              INVEST WELL

                              LOOK AHEAD

                              LEAVE YOUR MARK/SM/


California
California Insured

Dear Shareholders,

You may notice a change in your fund's semiannual report. We've simplified the format to make it easier for you to get the information you want. We have consolidated the chart information. Statistics such as total returns and yields for your fund, portfolio allocation and credit quality -- are now all on one easy-to-read page. Finally, we want you to know what has happened in the municipal bond market without having to wade through a lot of technical analysis, so we have limited economic commentary about the period to one page.

Your annual report, which will cover the 12-month period ending February 28, 2001, will as always, include an in-depth interview with your fund's portfolio manager. We strongly encourage you to read that report when you receive it next year, as it strives to educate you on the value of Nuveen's active management of your mutual fund.

If you have any questions about the changes made to your semiannual report, please do not hesitate to contact Shareholder Services at (800) 257-8787. You can also contact us through our Internet site, www.nuveen.com.

    Contents
  1 Dear Shareholder
  3 Market Commentary
  4 California Spotlight
  5 California Insured Spotlight
  6 Portfolio of Investments
 13 Statement of Net Assets
 14 Statement of Operations
 15 Statement of Changes in Net Assets
 16 Notes to Financial Statements
 21 Financial Highlights
 25 Fund Information

                             Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,

     [PHOTO OF TIMOTHY R. SCHWERTFEGER CHAIRMAN OF THE BOARD APPEARS HERE]

Timothy R. Schwertfeger
Chairman of the Board

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product -- be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.

Quality Portfolio Management and Products

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .   A commitment to exhaustive research
 .   An active, value-oriented investment style
 .   The unmatched presence of trading leverage of a market leader.

       While you may be familiar with our municipal bond funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds -- Nuveen Innovation and Nuveen International Growth -- were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise." This philosophy is based on the premise that:

 .   Strong companies tend to get stronger. CCI believes a company that demonstrates positive momentum in its business fundamentals tends to generate superior returns through rising stock prices. This represents the Positive Momentum CCI seeks.

 .   Companies positively surprise when their business fundamentals and reported results exceed investor and analyst expectations. CCI believes this is often accompanied by strong, accelerating growth. This represents the Positive Surprise CCI seeks.

       Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc., a wholly owned subsidiary of the John Nuveen Company. The investment philosophy Rittenhouse established years ago remains firmly in place today -- pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.

                                                        SEMIANNUAL REPORT page 1

     We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP), of which the John Nuveen Company holds a minority interest. ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Growth and Income Stock Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities -- and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations -- for yourself and your family, today and in the future.

This Report

Please review your fund's Financial Spotlight to learn how it is positioned as of its semiannual period, ended August 31, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,


/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
October 18, 2000

SEMIANNUAL REPORT page 2

NUVEEN MUNICIPAL FUNDS
Market Commentary as of August 31, 2000

Municipal bonds performed well during the six-month period ended August 31, 2000. During this period, yields on long-term municipal bonds declined by approximately 54 basis points, resulting in a corresponding rise in bond prices.

          Three reasons account for this performance. First, the likelihood of a Federal Reserve tightening -- in the view of the general market -- fell as signs of inflation did not appear. Secondly, new issue supply in the municipal market remained low. This was due in part to the fact that many municipalities have been funding capital projects with current strong tax collections rather than with long-term debt. Finally, volatility and lack- luster returns in the equity market have increasingly turned investor attention to the municipal market.

          During the period, credit spreads -- the basis point difference between yields on high-grade bonds and low-grade bonds -- tightened. Still, compared with credit spreads over the last several years, the spreads remained attractive. Liquidity spreads -- the basis point difference between the yields offered by sellers and yields demanded by buyers -- remained wide and volatile creating opportunities for value trading.

          The strong economy continued to generate strong tax collections for municipalities throughout the country. In addition to reducing the need for debt issuance, the collections have contributed to improved credit quality among many municipal issuers. The recent upgrade of New York City to A, its highest rating in 25 years, illustrates this trend.

          Among the noteworthy deals this quarter were two tobacco settlement-backed bond issues, both on behalf of New York counties. In the $206 billion settlement between 46 states and major tobacco companies, the states exchanged all smoking-related claims for a stream of annual payments from the tobacco companies. Several states and counties have come to market to borrow against the future stream of payments. Proceeds of these transactions have been applied to several different municipal purposes. We expect to see many more tobacco deals over the next year.

A Look Ahead

We believe the Fed will remain on hold through the elections. As the traditionally slow time of the year for the bond market -- summer -- has ended, supply could increase incrementally. However, supply will likely remain significantly below last year because of strong tax collections. Finally, we believe that investors will increasingly shift money from the equity market to the bond market if they see equity returns significantly lower than the past several years.

                                                        SEMIANNUAL REPORT page 3

NUVEEN CALIFORNIA MUNICIPAL BOND FUND
Fund Spotlight as of August 31, 2000

Quick Facts

                                A Shares        B Shares      C Shares     R Shares
NAV                             $  10.40        $  10.39      $  10.40     $  10.41
------------------------------------------------------------------------------------------
August's Declared Dividend*     $ 0.0465        $ 0.0405      $ 0.0420     $ 0.0485
------------------------------------------------------------------------------------------
Inception Date                      9/94            3/97          9/94         7/86
------------------------------------------------------------------------------------------
*Paid September 1, 2000

Total Returns as of 8/31/00 (Annualized)*

                     A Shares                B Shares           C Shares    R Shares
                 NAV         Offer        NAV       w/CDSC         NAV         NAV
1-Year          5.70%         1.22%      4.94%       0.94%       5.13%       5.84%
------------------------------------------------------------------------------------------
5-Year          5.73%         4.83%      4.96%       4.80%       5.09%       5.96%
------------------------------------------------------------------------------------------
10-Year         6.64%         6.18%      6.06%       6.06%       5.94%       6.90%
------------------------------------------------------------------------------------------

Total Returns as of 6/30/00 (Annualized)*

                     A Shares                B Shares           C Shares    R Shares
                 NAV         Offer        NAV       w/CDSC         NAV         NAV
1-Year          1.77%        -2.46%      0.93%      -2.96%      1.12%       1.91%
------------------------------------------------------------------------------------------
 5-Year          5.46%         4.56%      4.70%       4.53%       4.82%       5.69%
------------------------------------------------------------------------------------------
10-Year         6.25%         5.79%      5.68%       5.68%       5.55%       6.52%
------------------------------------------------------------------------------------------

*Class R shares returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

Tax-Free Yields as of 8/31/00

                                  A Shares             B Shares       C Shares       R Shares
                            NAV              Offer        NAV            NAV            NAV
SEC 30-Day Yield            5.00%            4.79%       4.25%          4.45%          5.20%
--------------------------------------------------------------------------------------------------
Taxable Equivalent Yield*   8.00%            7.66%       6.80%          7.12%          8.32%
--------------------------------------------------------------------------------------------------

*Based on SEC yield and a combined federal and state income tax rate of 37.5%.
 Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

Portfolio Statistics

Total Net Assets       $269.8 million
-------------------------------------
Average Effective
Maturity                  20.38 years
-------------------------------------
Average Duration                 7.68
-------------------------------------

Top Five Sectors [_]

Tax Obligation (Limited)          22%
-------------------------------------
Healthcare                        14%
-------------------------------------
Housing (Multifamily)             12%
-------------------------------------
Utilities                         12%
-------------------------------------
Transportation                     9%
-------------------------------------

Bond Credit Quality [_]

                           [BAR CHART APPEARS HERE]
            30%
            AAA/
            U.S. Guaranteed

            11% AA

            14% A

            20% BBB


            25% NR

[_] As a percentage of total bond holdings as of August 31, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

SEMIANNUAL REPORT page 4

NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND

Fund Spotlight as of August 31, 2000

Quick Facts

                                 A Shares      B Shares      C Shares     R Shares
NAV                              $  10.64      $  10.65      $  10.57     $  10.62
---------------------------------------------------------------------------------------
August's Declared Dividend*      $ 0.0445      $ 0.0380      $ 0.0395     $ 0.0460
---------------------------------------------------------------------------------------
Inception Date                       9/94          3/97          9/94         7/86
---------------------------------------------------------------------------------------
*Paid September 1, 2000
---------------------------------------------------------------------------------------

Total Returns as of 8/31/00 (Annualized)*

                        A Shares                B Shares           C Shares    R Shares
                    NAV         Offer        NAV       w/CDSC         NAV         NAV
1-Year             6.58%         2.11%      5.77%      1.77%         5.99%       6.67%
---------------------------------------------------------------------------------------
5-Year             5.59%         4.68%      4.82%      4.65%         4.96%       5.79%
---------------------------------------------------------------------------------------
10-Year            6.86%         6.40%      6.24%      6.24%         6.09%       7.08%
---------------------------------------------------------------------------------------

Total Returns as of 6/30/00 (Annualized)*

                        A Shares                B Shares           C Shares    R Shares
                    NAV         Offer        NAV       w/CDSC         NAV         NAV
1-Year             2.01%        -2.28%     1.33%       -2.55%     1.41%         2.29%
---------------------------------------------------------------------------------------
5-Year             5.19%         4.29%      4.42%       4.26%      4.59%         5.42%
---------------------------------------------------------------------------------------
10-Year            6.44%         5.98%      5.83%       5.83%      5.67%         6.67%
---------------------------------------------------------------------------------------

* Class R shares returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

Tax-Free Yields as of 8/31/00

                                     A Shares          B Shares     C Shares    R Shares
                                        NAV              Offer         NAV         NAV
SEC 30-Day Yield               4.38%          4.20%        3.64%       3.84%      4.59%
--------------------------------------------------------------------------------------------
Taxable Equivalent Yield*      7.01%          6.72%        5.82%       6.14%      7.34%
--------------------------------------------------------------------------------------------

*Based on SEC yield and a combined federal and state income tax rate of 37.5%.
 Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

Portfolio Statistics

Total Net Assets         $236.2 million
---------------------------------------
Average Effective
Maturity                    21.12 years
---------------------------------------
Average Duration                   8.02
---------------------------------------

Top Five Sectors [_]

Tax Obligation (Limited)            30%
---------------------------------------
Tax Obligation (General)            20%
---------------------------------------
U.S. Guaranteed                     17%
---------------------------------------
Transportation                       9%
---------------------------------------
Healthcare                           8%
---------------------------------------

Bond Credit Quality [_]

                           [BAR CHART APPEARS HERE]


          Insured                    83%


          Insured &
          U.S. Guaranteed            17%

[_] As a percentage of total bond holdings as of August 31, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                        SEMIANNUAL REPORT page 5

                    Portfolio of Investments (Unaudited)

                    Nuveen California Municipal Bond Fund
                    August 31, 2000

     Principal                                                                               Optional Call                    Market
  Amount (000)  Description                                                                    Provisions*    Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
                Education and Civic Organizations - 3.8%

      $   960   California Educational Facilities Authority, Pooled College and University    4/07 at 102      Baa2      $   995,779
                  Projects Revenue Bonds, Series 1997B (Southern California College of
                  Optometry), 6.300%, 4/01/21

        3,115   California Educational Facilities Authority, Revenue Bonds (Pooled College    6/10 at 101      Baa3        3,287,633
                  and University Projects), 2000 Series C, 6.750%, 6/01/30

        1,500   California Statewide Community Development Authority, San Diego,             12/06 at 105       N/R        1,555,365
                  Certificates of Participation, Space and Science Foundation,
                  Series 1996, 7.500%, 12/01/26

        4,335   The Regents of the University of California, 1993 Refunding Certificates     11/03 at 102       Aa3        4,475,151
                  of Participation (UCLA Central Chiller/Cogeneration Facility), 6.000%,
                  11/01/21
------------------------------------------------------------------------------------------------------------------------------------
                Healthcare - 13.5%

       18,000   California Health Facilities Financing Authority, Revenue Bonds              12/09 at 101        A2       18,354,780
                  (Cedars-Sinai Medical Center), Series 1999A, 6.125%, 12/01/30

                California Health Facilities Financing Authority, Insured Health
                Facility Revenue Bonds (Small Facilities Pooled Loan Program), 1994
                Series B:
        3,000     7.400%, 4/01/14                                                             4/05 at 102       AA-        3,372,870
        3,635     7.500%, 4/01/22                                                             4/05 at 102       AA-        4,066,438

        3,370   California Health Facilities Financing Authority, Hospital Revenue Bonds      5/03 at 102      BBB+        3,238,840
                  (Downey Community Hospital), Series 1993, 5.750%, 5/15/15

        3,380   California Health Facilities Financing Authority, Kaiser Permanente Revenue  12/00 at 102      AAA         3,471,497
                  Bonds, 1990 Series A, 7.000%, 12/01/10

        1,755   Central Joint Powers Health Financing Authority, Certificates of              2/03 at 100     Baa1         1,446,260
                  Participation, Series 1993 (Community Hospital of Central
                  California), 5.000%, 2/01/23

        2,475   City of Loma Linda California, Hospital Revenue Bonds (Loma Linda            12/03 at 102      N/R         2,321,377
                  University Medical Center Project), Series 1993-A, 6.000%, 12/01/06
------------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily - 12.2%

        8,400   ABAG Finance Authority for Nonprofit Corporations, Multifamily Housing       No Opt. Call      BBB         8,661,576
                  Revenue Refunding Bonds (United Dominion/2000 Post Apartments), 2000
                  Series B, 6.250%, 8/15/30 (Mandatory put 8/15/08)

        2,905   California Statewide Communities Development Authority, Senior Lien           6/06 at 100      AAA         2,982,505
                  Multifamily Housing Revenue Bonds (Monte Vista Terrace), Series
                  1996A, 6.375%, 9/01/20

        4,350   The Community Redevelopment Agency of the City of Los Angeles, California,    6/05 at 105      AAA         4,775,126
                  Multifamily Housing Revenue Refunding Bonds, 1995 Series A
                  (Angelus Plaza Project), 7.400%, 6/15/10

        3,285   City of Riverside, California, Multifamily Housing Revenue Bonds (Fannie      7/02 at 100      AAA         3,329,249
                  Mae Pass-through Certificate Program/Birchwood Park Apartment Project),
                  Series 1992A, 6.500%, 1/01/18

        4,005   City of Riverside, California, Multifamily Housing Revenue Bonds (Fannie      7/02 at 100      AAA         4,058,947
                  Mae Pass-through Certificate Program/Palm Shadows Apartments Project),
                  1992 Series A, 6.500%, 1/01/18

        2,000   County of Riverside (California), Mobile Home Park Revenue Bonds (Bravo       3/09 at 102      N/R         1,844,540
                  Mobile Home Park Project), Series 1999B, 5.900%, 3/20/29

        2,080   City of Salinas, California, Housing Facility Refunding Revenue Bonds,        7/04 at 102      AAA         2,156,814
                  Series 1994A (GNMA Collateralized - Villa Serra Project), 6.500%, 7/20/17

        2,000   San Dimas Housing Authority, Mobile Home Park Revenue Bonds (Charter Oak      7/08 at 102      N/R         1,781,100
                  Mobile Home Estates Acquisition Project), Series 1998A, 5.700%, 7/01/28

        3,000   Housing Authority of the County of Santa Cruz, Multifamily Housing            1/01 at 102      AAA         3,064,110
                  Refunding Revenue Bonds, Series 1990A (Fannie Mae Collateralized),
                  7.750%, 7/01/23
------------------------------------------------------------------------------------------------------------------------------------
                Housing/Single Family - 7.3%

        2,250   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1997 Series   2/07 at 102      AAA         2,315,430
                  B, 6.100%, 2/01/28 (Alternative Minimum Tax)

                    _____

   Principal                                                                               Optional Call                     Market
Amount (000)   Description                                                                   Provisions*   Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               Housing/Single Family (continued)

   $  33,500   California Housing Finance Agency, Home Mortgage Revenue Bonds,          8/09 at 31 19/32         AAA    $ 5,703,710
                Series 1999F, 0.000%, 2/01/30 (Alternative Minimum Tax)

       2,850   California Rural Home Mortgage Finance Authority, Single Family              No Opt. Call         AAA      3,325,095
                Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                1997 Series A, 7.000%, 9/01/29 (Alternative Minimum Tax)

       7,815   Department of Veterans Affairs of the State of California, Home               6/05 at 101         AA-      8,078,053
                Purchase Revenue Bonds, 2000 Series C, 6.150%, 12/01/27

       1,950   County of San Bernardino (California), Single Family Home Mortgage        5/07 at 22 9/16         AAA        292,715
                Revenue Bonds (Mortgage-Backed Securities Program), 1997 Series A,
                0.000%, 5/01/31 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 3.9%

       7,000   Revenue Refunding Certificates of Participation (American Baptist            10/07 at 102        BBB-      5,887,490
                Homes of the West Facilities Project), Series 1997A, 5.850%,
                10/01/27

       2,500   California Statewide Communities Development Authority, Certificates         11/04 at 102         AA-      2,678,600
                of Participation (Solheim Lutheran Home), 6.500%, 11/01/17

       2,000   Chico Redevelopment Agency, Insured Certificates of Participation             2/01 at 102         AA-      2,058,320
                (Sierra Sunrise Lodge), Series 1991A, Walker Senior Housing
                Corporation VII, 6.750%, 2/01/21
-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 5.2%

       8,500   State of California, Various Purpose General Obligation Bonds, 5.750%,        3/10 at 101         AAA      8,791,125
                3/01/27

               Petaluma Joint High School District (Sonoma County, California),
               General Obligation Bonds, Election of 1992, Series C:
       4,220    0.000%, 8/01/20                                                         8/04 at 38 13/32         AAA      1,287,606
       2,080    0.000%, 8/01/21                                                           8/04 at 36 1/8         AAA        596,003

       3,000   Commonwealth of Puerto Rico, Public Improvement Bonds of 1996                No Opt. Call           A      3,451,470
                (General Obligation Bonds), 6.500%, 7/01/13
-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 21.8%

       1,365   City of Brea (California), Community Facilities District No. 1997-1           3/06 at 102         N/R      1,378,172
                (Olinda Heights Public Improvements), 1998 Special Tax Bonds,
                5.875%, 9/01/28

               Brentwood Infrastructure Financing Authority, CIFP 98-1 Infrastructure
               Revenue Bonds, Series 1998 (Contra Costa County, California):
       1,215    5.750%, 9/02/18                                                              9/00 at 103         N/R      1,182,487
       2,435    5.875%, 9/02/28                                                              9/00 at 103         N/R      2,357,129

               Brentwood Infrastructure Financing Authority, CIFP 99-1
               Infrastructure Revenue Bonds, Series 1999 (Contra Costa County,
               California):
       1,675    6.000%, 9/02/22                                                              9/00 at 103         N/R      1,680,092
       1,500    6.000%, 9/02/29                                                              9/00 at 103         N/R      1,494,885

       2,000   Carson Redevelopment Agency (California), Redevelopment Project Area         10/03 at 102        BBB+      2,055,740
                No. 1, Tax Allocation Bonds, Series 1993, 6.000%, 10/01/16

       1,500   Dinuba Redevelopment Agency (California), Merged City of Dinuba              12/01 at 101         N/R      1,514,985
                Redevelopment Project and Dinuba Redevelopment Project No. 2, as
                amended, Subordinated Tax Allocation Refunding Notes, Issue of
                1999A, 6.100%, 12/01/04

       2,500   Fontana Public Financing Authority (San Bernardino County, California),       9/00 at 102         BBB      2,552,275
                Tax Allocation Revenue Bonds (North Fontana Redevelopment Project),
                1990 Series A, 7.250%, 9/01/20

       2,000   La Mirada Redevelopment Agency (California), Community Facilities            10/08 at 102         N/R      1,898,440
                District No. 89-1 (Civic Theatre Project), 1998 Refunding Special Tax
                Bonds (Tax Increment Contribution), 5.700%, 10/01/20

       1,260   Marysville Community Development Agency (California), Marysville Plaza        3/02 at 102        Baa3      1,311,509
                Project, 1992 Tax Allocation Refunding Bonds, 7.250%, 3/01/21

       6,240   City of Milpitas, Limited Obligation Improvement Bonds, Local Improvement     9/00 at 103         N/R      6,100,661
                District No. 20, 1998 Series A (Santa Clara County, California), 5.700%,
                9/02/18

         805   City of Ontario (San Bernardino County, California), Limited Obligation       9/00 at 103         N/R        838,528
                Improvement Bonds, Assessment District No. 100C (California Commerce Center
                Phase III), 8.000%, 9/02/11

       2,250   County of Orange, California, Community Facilities District No. 99-1          8/09 at 102         N/R      2,370,803
                (Ladera Ranch), Series A of 1999, Special Tax Bonds, 6.700%, 8/15/29

_____
7

                Portfolio of Investments (Unaudited)

                August 31, 2000

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description                                                                       Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/Limited (continued)

    $ 4,3000  Orange County Development Agency, Santa Ana Heights Project Area, 1993             9/03 at 102        BBB  $ 4,344,161
               Tax Allocation Revenue Bonds (California), 6.125%, 9/01/23

       2,000  Community Facilities District No. 88-1 of the City of Poway, California            8/08 at 102        N/R    2,142,880
               (Parkway Business Center), Special Tax Refunding Bonds, Series 1998,
                6.750%, 8/15/15

       1,645  City of Rancho Cucamoga, Assessment District No. 93-1 (Masi Plaza), Limited        9/00 at 103         N/R   1,669,083
               Obligation Improvement Bonds, 6.250%, 9/02/22

       1,340  Redding Joint Powers Financing Authority, Lease Revenue Bonds (Capital             6/03 at 102           A   1,377,708
               Improvement Projects), Series 1993, 6.250%, 6/01/23

       1,000  County of Sacramento (California), Laguna Creek Ranch/Elliott Ranch Community     12/07 at 102         N/R     960,130
               Facilities District No. 1, Improvement Area No. 1 Special Tax Refunding Bonds
              (Laguna Creek Ranch), 5.700%, 12/01/20

       2,165  Limited Obligation Refunding Bonds, City of Salinas, Consolidated Refunding        9/00 at 103         N/R   2,250,734
               District 94-3, Series No. A-181, Monterey County, California, 7.400%, 9/02/09

       7,090  Redevelopment Agency of the City of San Marcos, Tax Allocation Bonds (1997        10/07 at 102          A-   7,235,274
               Affordable Housing Project), Series 1977A, 6.000%, 10/01/27 (Alternative
               Minimum Tax)

       4,000  Shafter Joint Powers Financing Authority, Lease Revenue Bonds, 1997 Series A       1/07 at 101          A2   4,204,960
               (Community Correctional Facility Acquisition Project), 6.050%, 1/01/17

       2,945  City of Stockton, Limited Obligation Refunding Improvement Bonds,                 No Opt. Call         N/R   2,918,024
               Weber/Sperry Ranches Assessment District, Series 22, 5.650%, 9/02/13

       2,000  Taft Public Financing Authority, Lease Revenue Bonds, 1997 Series A                1/07 at 101          A2   2,102,480
               (Community Correctional Facility Acquisition Project), 6.050%, 1/01/17

       1,100  County of Tulare (California), Certificates of Participation (1992 Financing      11/02 at 102          A3   1,186,449
               Project), Series B, Tulare County Public Facilities Corporation, 6.875%,
               11/15/12

       1,500  Vallejo Public Financing Authority, 1998 Limited Obligation Revenue Bonds         No Opt. Call         N/R   1,541,595
               (Fairgrounds Drive Assessment District Refinancing), 5.700%, 9/02/11
------------------------------------------------------------------------------------------------------------------------------------
              Transportation - 9.2%

              Foothill/Eastern Transportation Corridor Agency, California, Toll Road
              Revenue Bonds, Series 1995A:
       7,150   5.000%, 1/01/35                                                                   1/10 at 100        BBB-   6,515,581
       3,350   5.000%, 1/01/35                                                                   1/10 at 100         AAA   3,134,997

              Foothill/Eastern Transportation Corridor Agency, California, Toll Road
              Refunding Revenue Bonds, Series 1999:
       8,900   0.000%, 1/15/28                                                                   1/14 at 101        BBB-   5,052,263
       3,000   5.750%, 1/15/40                                                                   1/10 at 101        BBB-   2,973,870

       7,000  Port of Oakland, California, Revenue Bonds, 2000 Series K, 5.750%,                 5/10 at 100         AAA   7,158,200
               11/01/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed - 7.8%

       1,500  ABAG Finance Authority for Nonprofit Corporations, Insured Certificates            1/01 at 102      N/R***   1,544,655
               of Participation (Channing House), Series 1991A, 7.125%, 1/01/21
               (Pre-refunded to 1/01/01)

       2,035  Bella Vista Water District (California), Certificates of Participation (1991      10/01 at 102      Baa***   2,145,439
               Capital Improvement Project), 7.375%, 10/01/17 (Pre-refunded to 10/01/01)

       2,000  California Health Facilities Financing Authority, Health Facility Revenue         10/00 at 102      N/R***   2,045,480
               Bonds (Sisters of Providence), Series 1990, 7.500%, 10/01/10 (Pre-refunded to 10/01/00)

       7,500  State Public Works Board of the State of California, Lease Revenue Bonds (The     10/02 at 102         AAA   8,044,200
               Trustees of the California State University), 1992 Series A (Various
               California State University Projects), 6.700%, 10/01/17 (Pre-refunded to
               10/01/02)

       4,000  East Bay Municipal Utility District (Alameda and Contra Costa Counties,           12/01 at 102         AAA   4,194,160
               California), Water System Subordinated Revenue Bonds, Series 1991, 6.375%,
               6/01/21 (Pre-refunded to 12/01/01)

       2,505  Harbor Department of the City of Los Angeles (California), Revenue Bonds,         No Opt. Call         AAA   3,149,111
               Issue of 1988, 7.600%, 10/01/18
------------------------------------------------------------------------------------------------------------------------------------
              Utilities - 11.8%

      12,000  California Pollution Control Financing Authority, Solid Waste Disposal              7/07 at 102        N/R  10,977,720
               Revenue Bonds (CanFibre of Riverside Project), Series 1997A, 9.000%,
               7/01/19 (Alternative Minimum Tax)

                    _____

Principal                                                                                 Optional Call                 Market
Amount (000)   Description                                                                Provisions*      Ratings**     Value
------------------------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

 $  3,000    California Statewide Communities Development Authority, Certificates of         12/04 at 102    N/R     $   2,774,910
             Participation Refunding (Rio Bravo Fresno Project), 1999 Series A,
             6.300%, 12/01/18

    6,505    Merced Irrigation District (California), 1998 Revenue Certificates of            3/03 at 102    N/R         6,506,301
             Participation (1998 Electric System Project), 5.800%, 3/01/15

    6,225    Merced Irrigation District (California), 2000 Subordinated Revenue               6/08 at 102    N/R         6,428,807
             Certificates of Participation (Electric System Project), 7.450%, 3/01/18

    3,500    Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental         6/10 at 101    Baa2        3,656,940
             Control Facilities Financing Authority, Cogeneration Facility Revenue
             Bonds, 2000 Series A, 6.625%, 6/01/26 (Alternative Minimum Tax)

    1,660    Salinas Valley Solid Waste Authority, Revenue Bonds, Series 1997, 5.800%,        8/02 at 102    BBB         1,612,607
             8/01/27 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.4%

    1,670    Sacramento County Sanitation Districts Financing Authority, California          12/10 at 101    AA          2,230,552
             (Sacramento Regional County Sanitation District), Residual Interest
             Certificates, Series 694R-A, 7.829%, 12/01/10 (IF)

    1,385    Sacramento County Sanitation Districts Financing Authority, California          12/10 at 101    AA          1,642,774
             (Sacramento Regional County Sanitation District), Residual Interest
             Certificates, Series 694R-B, 6.182%, 12/01/11 (IF)
------------------------------------------------------------------------------------------------------------------------------------
 $297,930    Total Investments (cost $259,132,661) - 97.9%                                                             264,163,325
------------------------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.1%                                                                        5,658,672
             -----------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                                       $ 269,821,997
             =======================================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

(IF) Inverse floating rate security.

N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

_____
9

                 Portfolio of Investments (Unaudited)

                 Nuveen California Insured Municipal Bond Fund
                 August 31, 2000

   Principal                                                                               Optional Call                      Market
 Amount(000)   Description                                                                   Provisions*    Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
               Healthcare - 8.1%

               California Statewide Communities Development Authority,
               Sutter Health Obligated Group, Certificates of Participation:

     $ 8,500      6.125%, 8/15/22                                                            8/02 at 102          AAA    $ 8,779,140
       4,000      5.500%, 8/15/31                                                            8/09 at 101          AAA      3,983,360

       6,000   City of Oakland, California, Insured Revenue Bonds (1800
               Harrison Foundation - Kaiser Permanente), Series 1999A,                       1/10 at 100          AAA      6,330,480
                6.000%, 1/01/29
------------------------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 6.3%

       6,340   California Housing Finance Agency, Housing Revenue Bonds
                (Insured), 1991 Series B, 6.850%, 8/01/23                                    2/02 at 102          AAA      6,547,191

       3,480   The Community Redevelopment Agency of the City of Los Angeles,                6/05 at 105          AAA      3,820,100
                California, Multifamily Housing Revenue Refunding Bonds,
                  1995 Series A (Angelus Plaza Project), 7.400%, 6/15/10

       2,400   City of Napa, Mortgage Revenue Refunding Bonds, Series 1992A                  7/02 at 102          AAA      2,472,744
                (FHA-Insured Mortgage Loan - Creekside Park Apartments Project),
                6.625%, 7/01/24

       2,000   City of Napa, Mortgage Revenue Refunding Bonds, Series 1994A                  7/04 at 101          AAA      2,068,480
                (FHA-Insured Mortgage Loan - Creekside Park II Apartments Project),
                6.625%, 7/01/25
-----------------------------------------------------------------------------------------------------------------------------------
               Housing/Single Family - 6.5%

       4,750   California Housing Finance Agency, Single Family Mortgage Bonds II,           2/07 at 102          Aaa      4,878,820
                1997 Series A-1, 6.050%, 8/01/26 (Alternative Minimum Tax)

       4,960   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1997          8/07 at 102          AAA      5,124,920
                Series E, 6.100%, 8/01/29 (Alternative Minimum Tax)

       1,400   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1996          2/06 at 102          AAA      1,414,000
                Series E, 6.150%, 8/01/25 (Alternative Minimum Tax)

      22,755   California Housing Finance Agency, Home Mortgage Revenue Bonds,          8/09 at 31 19/32          AAA      3,874,266
                Series 1999F, 0.000%, 2/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 19.7%

       2,000   State of California, General Obligation Bonds, 4.750%, 2/01/24                2/09 at 101          AAA      1,817,180

               State of California, Various Purpose General Obligation Bonds:
      31,000      5.750%, 3/01/27                                                            3/10 at 101          AAA     32,061,750
       1,500      5.000%, 8/01/29                                                            8/09 at 101          AAA      1,409,490

               Golden West Schools Financing Authority (California), 1998 Revenue
               Bonds, Series A (School District General Obligation Refunding
               Program):

       1,500      0.000%, 2/01/19                                                       8/13 at 70 15/16          AAA        520,290
       2,650      0.000%, 8/01/19                                                        8/13 at 68 9/16          AAA        888,545
       2,755      0.000%, 8/01/20                                                       8/13 at 63 27/32          AAA        856,998
       1,430      0.000%, 2/01/21                                                       8/13 at 61 11/16          AAA        428,271
       2,855      0.000%, 8/01/21                                                         8/13 at 59 5/8          AAA        826,323

       6,070   Sacramento City Unified School District (Sacramento County,                   7/09 at 102          Aaa      6,454,899
                California), General Obligation Bonds, Series 2000A, 6.000%, 7/01/29

       3,040   Sulphur Springs Union School District (County of Los Angeles,                No Opt. Call          AAA      1,408,554
                California), General Obligation Bonds, Election 1991, Series A,
                0.000%, 9/01/15
------------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 29.0%

               Anaheim Public Financing Authority, Lease Revenue Bonds (Anaheim
               Public Improvements Project), Subordinate Lease Revenue Bonds, 1997
               Series C:

      20,000      0.000%, 9/01/32                                                           No Opt. Call          AAA      3,339,000
      41,885      0.000%, 9/01/35                                                           No Opt. Call          AAA      5,884,005

______
10

   Principal                                                                                  Optional Call                  Market
Amount (000)   Description                                                                     Provisions*   Ratings**        Value
-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited (continued)

     $ 1,225   Redevelopment Agency of the City of Barstow, Central Redevelopment             No Opt. Call         AAA  $ 1,502,389
                Project, Tax Allocation Bonds, 1994 Series A, 7.000%, 9/01/14

       7,005   Big Bear Lake Financing Authority (San Bernardino County, California),          8/05 at 102         AAA    7,483,371
                1995 Tax Allocation Refunding Revenue Bonds, 6.300%, 8/01/25

       6,990   Chino Unified School District, Certificates of Participation (1995 Master       9/05 at 102         AAA    7,367,460
                Lease Program), 6.125%, 9/01/26

         850   Redevelopment Agency of the City of Concord, Central Concord Redevelopment      1/01 at 100         AAA      860,158
                Project, Tax Allocation Bonds, Series 1988-2, 7.875%, 7/01/07

       3,865   Fallbrook Sanitary District (San Diego County, California), 1991                2/01 at 100         AAA    3,900,442
                Certificates of Participation (Wastewater Facilities Refunding Project),
                6.600%, 2/01/13

       2,500   Fontana Public Financing Authority (San Bernardino County, California),         9/00 at 102         AAA    2,555,225
                Tax Allocation Revenue Bonds (North Fontana Redevelopment Project),
                1990 Series A, 7.000%, 9/01/10

       3,000   Gilroy Unified School District, Santa Clara County, California,                 9/04 at 102         AAA    3,254,850
                Certificates of Participation, Series of 1994, 6.250%, 9/01/12

       7,040   Norwalk Community Facilities Financing Authority (Los Angeles County,           9/05 at 102         AAA    7,397,632
                California), Tax Allocation Refunding Revenue Bonds, 1995 Series A,
                6.050%, 9/01/25

       5,120   County of Orange, California, 1996 Recovery Certificates of Participation,      7/06 at 102         AAA    5,375,334
                Series A, 6.000%, 7/01/26

      14,050   Paramount Redevelopment Agency (Los Angeles County, California),               No Opt. Call         AAA    3,253,559
                Redevelopment Project Area No. 1, Compound Interest Tax Allocation Refunding
                Bonds, Issue of 1998, 0.000%, 8/01/26

       8,000   Pomona Public Financing Authority (California), 1998 Refunding Revenue          2/08 at 102         AAA    7,513,840
                Bonds, Series W (Southwest Pomona Redevelopment Project), 5.000%, 2/01/30

               Redevelopment Agency of the City and County of San Francisco, Lease
               Revenue Bonds, Series 1994 (George R. Moscone Convention Center):
       2,250    6.800%, 7/01/19                                                                7/04 at 102         AAA    2,474,393
       1,000    6.750%, 7/01/24                                                                7/04 at 102         AAA    1,097,980

       2,250   Redevelopment Agency of the City of San Jose, Merged Area Redevelopment         2/04 at 102         AAA    2,039,378
                Project, Tax Allocation Bonds, Series 1993, 4.750%, 8/01/24

      16,505   Santa Ana Unified School District (1999 Financing Project), Certificates       No Opt. Call         AAA    3,333,845
                of Participation (Orange County, California), 0.000%, 4/01/29
-----------------------------------------------------------------------------------------------------------------------------------
               Transportation - 8.5%

       6,500   Foothill/Eastern Transportation Corridor Agency, California, Toll Road          1/10 at 100         AAA    6,082,830
                Revenue Bonds, Series 1995A, 5.000%, 1/01/35

      3,255    Foothill/Eastern Transportation Corridor Agency, California, Toll Road          1/10 at 101         AAA    3,346,173
                Refunding Revenue Bonds, Series 1999, 5.750%, 1/15/40

       2,000   Port of Oakland, California, Revenue Bonds, 2000 Series K, 5.750%,              5/10 at 100         AAA    2,045,200
                11/01/29 (Alternative Minimum Tax)

       5,000   Airports Commission of the City and County of San Francisco, California,        5/06 at 101         AAA    5,060,500
                San Francisco International Airport, Second Series Revenue Bonds, Issue
                13B, 5.625%, 5/01/21 (Alternative Minimum Tax)

       1,320   Airport Commission of the City and County of San Francisco, California,         1/08 at 102         AAA    1,397,154
                San Francisco International Airport, 1997 Special Facilities Lease
                Revenue Bonds (SFO Fuel Company LLC), Series 2000A, 6.100%, 1/01/20
                (Alternative Minimum Tax)

       2,000   Southern California Rapid Transit District, Certificates of Participation   1/01 at 102 1/2         AAA    2,071,080
                (Workers Compensation Funding Program), 7.500%, 7/01/05
-----------------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed - 16.0%

       7,000   City of Big Bear Lake, California, 1992 Water Revenue Refunding Bonds,          4/02 at 102         AAA    7,387,730
                6.375%, 4/01/22 (Pre-refunded to 4/01/02)

       3,525   Brea Public Financing Authority (Orange County, California), 1991 Tax           8/01 at 102         AAA    3,689,864
                Allocation Revenue Bonds, Series A (Redevelopment Project AB), 7.000%,
                8/01/15 (Pre-refunded to 8/01/01)

       3,000   Calaveras County Water District (California), Certificates of                   5/01 at 102         AAA    3,116,610
                Participation (1991 Ebbetts Pass Water System Improvements Project),
                6.900%, 5/01/16 (Pre-refunded to 5/01/01)

                    _____

               Portfolio of Investments (Unaudited)

               August 31, 2000

   Principal                                                                            Optional Call                        Market
Amount (000)   Description                                                                Provisions*      Ratings**          Value
-----------------------------------------------------------------------------------------------------------------------------------
               U.S. Guaranteed (continued)

   $  1,000    California Educational Facilities Authority, Revenue Bonds                11/00 at 102            AAA  $   1,025,190
                (Pepperdine University), Series 1990, 7.200%, 11/01/15
                (Pre-refunded to 11/01/00)

      2,000    Eastern Municipal Water District (Riverside County, California),           7/01 at 102            AAA      2,080,580
                Water and Sewer Revenue Certificates of Participation, Series
                1991, 6.500%, 7/01/20 (Pre-refunded to 7/01/01)

      5,000    Los Angeles County Transportation Commission (California),                 7/02 at 102            AAA      5,292,850
                Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                Series 1992-A, 6.250%, 7/01/13 (Pre-refunded to 7/01/02)


      4,500    Modesto Irrigation District Financing Authority, Domestic Water            9/02 at 102            AAA      4,766,535
                Project Revenue Bonds, Series 1992A, 6.125%, 9/01/19
                (Pre-refunded to 9/01/02)

      2,500    Mt. Diablo Hospital District, Insured Hospital Revenue Bonds,             12/00 at 102            AAA      2,574,325
                1990 Series A, 8.000%, 12/01/11 (Pre-refunded to 12/01/00)

      2,000    Redevelopment Agency of the City of Pittsburg, California,                 8/01 at 103            AAA      2,115,520
                Los Medanos Community Development Project, Tax Allocation Bonds,
                Series 1991, 7.150%, 8/01/21 (Pre-refunded to 8/01/01)

      3,000    Sacramento Municipal Utility District (California), Electric               9/01 at 102            AAA      3,133,050
                Revenue Bonds, 1991 Series Y, 6.500%, 9/01/21 (Pre-refunded to 9/01/01)

      2,500    San Bernardino County Transportation Authority, Sales Tax Revenue          3/02 at 102            AAA      2,604,475
                Bonds (Limited Tax Bonds), 1992 Series A, 6.000%, 3/01/10
-----------------------------------------------------------------------------------------------------------------------------------
               Utilities - 1.4%

      3,000    City of Shasta Lake, 1996-2 Certificates of Participation, 6.000%,         4/05 at 102            AAA      3,191,490
                4/01/16
-----------------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 1.0%

      2,500    The Metropolitan Water District of Southern California, Water              7/06 at 100           AAA       2,293,673
                Revenue Refunding Bonds, 1996 Series B, 4.750%, 7/01/21
-----------------------------------------------------------------------------------------------------------------------------------
   $326,520    Total Investments (cost $214,996,988) - 96.5%                                                            227,873,491
               --------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 3.5%                                                                       8,291,833
               --------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                      $ 236,165,324
               ====================================================================================================================


     All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

     * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

     ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

               _____

                      Statement of Net Assets (Unaudited)
                      August 31, 2000

                                                                                                California
                                                                            California             Insured
----------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                      $264,163,325        $227,873,491
Cash                                                                           519,236             336,266
Receivables:
   Interest                                                                  4,762,642           3,471,162
   Investments sold                                                            927,000           5,100,000
   Shares sold                                                                 441,062             182,071
Other assets                                                                     2,808               1,488
----------------------------------------------------------------------------------------------------------
     Total assets                                                          270,816,073         236,964,478
----------------------------------------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                                                     97,725               8,880
Accrued expenses:
   Management fees                                                             123,851             108,621
   12b-1 distribution and service fees                                          27,579              23,165
   Other                                                                        87,305              82,181
Dividends payable                                                              657,616             576,307
----------------------------------------------------------------------------------------------------------
     Total liabilities                                                         994,076             799,154
----------------------------------------------------------------------------------------------------------
Net assets                                                                $269,821,997        $236,165,324
==========================================================================================================
Class A Shares
Net assets                                                                $ 50,744,657        $ 57,179,081
Shares outstanding                                                           4,879,274           5,375,909
Net asset value and redemption price per share                            $      10.40        $      10.64
Offering price per share (net asset value per share plus
   maximum sales charge of 4.20% of offering price)                       $      10.86        $      11.11
==========================================================================================================
Class B Shares
Net assets                                                                $ 11,898,257        $ 11,379,040
Shares outstanding                                                           1,145,112           1,068,953
Net asset value, offering and redemption price per share                  $      10.39        $      10.65
==========================================================================================================
Class C Shares
Net assets                                                                $ 15,875,975        $  7,115,777
Shares outstanding                                                           1,526,429             673,259
Net asset value, offering and redemption price per share                  $      10.40        $      10.57
==========================================================================================================
Class R Shares
Net assets                                                                $191,303,108        $160,491,426
Shares outstanding                                                          18,370,895          15,107,634
Net asset value, offering and redemption price per share                  $      10.41        $      10.62
==========================================================================================================


                                 See accompanying notes to financial statements.
               _____

              Statement of Operations (Unaudited)
              Six Months Ended August 31, 2000


                                                                                                        California
                                                                                     California            Insured
------------------------------------------------------------------------------------------------------------------
Investment Income                                                                  $  8,605,011       $  6,952,724
------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                         722,955            634,910
12b-1 service fees - Class A                                                             49,257             54,788
12b-1 distribution and service fees - Class B                                            50,214             52,844
12b-1 distribution and service fees - Class C                                            58,894             27,457
Shareholders' servicing agent fees and expenses                                         102,011             78,206
Custodian's fees and expenses                                                            40,591             36,958
Trustees' fees and expenses                                                               5,076              4,613
Professional fees                                                                         8,716              8,614
Shareholders' reports - printing and mailing expenses                                    22,658             10,950
Federal and state registration fees                                                       3,186              1,953
Portfolio insurance expense                                                                --                  690
Other expenses                                                                            6,785              5,902
------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                            1,070,343            917,885
   Custodian fee credit                                                                 (12,255)            (9,995)
------------------------------------------------------------------------------------------------------------------
Net expenses                                                                          1,058,088            907,890
------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 7,546,923          6,044,834
------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                                   372,486           (163,096)
Net change in unrealized appreciation or depreciation of investments                  9,593,924         10,072,375
------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                             9,966,410          9,909,279
------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                         $ 17,513,333       $ 15,954,113
==================================================================================================================

                                 See accompanying notes to financial statements.
               _____

               Statement of Changes in Net Assets (Unaudited)

                                                                                  California                 California Insured
                                                                    -------------------------------  -------------------------------
                                                                    Six Months Ended     Year Ended  Six Months Ended   Year Ended
                                                                             8/31/00        2/29/00           8/31/00      2/29/00
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                  $   7,546,923  $  14,687,564      $  6,044,834  $ 12,238,277
Net realized gain (loss) from investment transactions                        372,486       (671,954)         (163,096)   (2,150,082)
Net change in unrealized appreciation or depreciation
   of investments                                                          9,593,924    (22,618,973)       10,072,375   (18,494,773)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                     17,513,333     (8,603,363)       15,954,113    (8,406,578)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:

   Class A                                                                (1,335,621)    (2,397,373)       (1,398,799)   (2,492,127)
   Class B                                                                  (248,919)      (428,484)         (243,492)     (455,617)
   Class C                                                                  (385,364)      (530,805)         (168,573)     (301,363)
   Class R                                                                (5,401,861)   (11,164,199)       (4,248,861)   (8,833,909)
From accumulated net realized gains from investment transactions:
   Class A                                                                      --          (20,496)             --            --
   Class B                                                                      --           (3,705)             --            --
   Class C                                                                      --           (4,435)             --            --
   Class R                                                                      --          (73,356)             --            --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                 (7,371,765)   (14,622,853)       (6,059,725)  (12,083,016)
------------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                          11,975,180     53,669,029        13,937,999    31,862,064
Net proceeds from shares issued to shareholders due
   to reinvestment of distributions                                        3,966,101      8,301,339         3,493,035     6,931,054
------------------------------------------------------------------------------------------------------------------------------------
                                                                          15,941,281     61,970,368        17,431,034    38,793,118
Cost of shares redeemed                                                  (18,782,700)   (50,606,014)      (19,452,436)  (38,558,155)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions        (2,841,419)    11,364,354        (2,021,402)      234,963
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                      7,300,149    (11,861,862)        7,872,986   (20,254,631)
Net assets at the beginning of period                                    262,521,848    274,383,710       228,292,338   248,546,969
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                        $ 269,821,997  $ 262,521,848      $236,165,324  $228,292,338
====================================================================================================================================
Balance of undistributed net investment income at the end of period    $     528,716  $     353,558      $    174,861  $    189,752
====================================================================================================================================

                                 See accompanying notes to financial statements.

______
15

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen California Municipal Bond Fund ("California") and the Nuveen California Insured Municipal Bond Fund ("California Insured") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custo-dian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2000, the Funds had no such outstanding purchase commitments. Investment Income Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, and net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state personal income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

____
16

Insurance

California Insured invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of investors.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended August 31, 2000, the California Fund invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest rate paid on the floating rate security. The California Insured Fund did not invest in any such securities during the six months ended August 31, 2000.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

____
17

2. Fund Shares

Transactions in Fund shares were as follows:



                                                                                               California
                                                                        ------------------------------------------------------
                                                                        Six Months Ended 8/31/00          Year Ended 2/29/00
                                                                        -------------------------      -----------------------
                                                                          Shares          Amount       Shares           Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold:
   Class A                                                                623,801   $  6,335,976      3,432,125   $ 35,505,654
   Class B                                                                174,376      1,789,266        513,199      5,394,532
   Class C                                                                176,416      1,803,936        772,432      7,884,193
   Class R                                                                200,462      2,046,002        466,998      4,884,650

Shares issued to shareholders due to reinvestment of distributions:

   Class A                                                                 50,899        516,493        103,305      1,078,310
   Class B                                                                  8,759         88,835         14,385        149,673
   Class C                                                                 13,776        139,744         21,661        225,699
   Class R                                                                316,988      3,221,029        654,133      6,847,657
------------------------------------------------------------------------------------------------------------------------------
                                                                        1,565,477     15,941,281      5,978,238     61,970,368
------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
   Class A                                                               (647,762)    (6,546,261)    (2,039,895)   (20,711,423)
   Class B                                                                (69,743)      (705,276)      (171,297)    (1,754,561)
   Class C                                                               (175,648)    (1,790,767)      (232,384)    (2,371,152)
   Class R                                                               (956,611)    (9,740,396)    (2,486,309)   (25,768,878)
------------------------------------------------------------------------------------------------------------------------------
                                                                       (1,849,764)   (18,782,700)    (4,929,885)   (50,606,014)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                  (284,287)  $ (2,841,419)     1,048,353   $ 11,364,354
==============================================================================================================================


                                                                                         California Insured
                                                                        ------------------------------------------------------
                                                                        Six Months Ended 8/31/00          Year Ended 2/29/00
                                                                        -------------------------      -----------------------
                                                                          Shares          Amount       Shares           Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold:
   Class A                                                                825,867   $  8,568,479      1,721,823   $ 18,028,989
   Class B                                                                145,444      1,500,393        486,871      5,202,861
   Class C                                                                142,291      1,468,446        323,797      3,395,642
   Class R                                                                231,161      2,400,681        496,702      5,234,572

Shares issued to shareholders due to reinvestment of distributions:
   Class A                                                                 73,183        755,111        118,515      1,251,002
   Class B                                                                  9,870        101,853         16,888        177,619
   Class C                                                                 11,316        116,033         17,583        184,642
   Class R                                                                244,603      2,520,038        502,955      5,317,791
------------------------------------------------------------------------------------------------------------------------------
                                                                        1,683,735     17,431,034      3,685,134     38,793,118
------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
   Class A                                                               (626,085)    (6,456,716)      (998,979)   (10,412,414)
   Class B                                                               (155,762)    (1,615,366)      (229,021)    (2,375,795)
   Class C                                                               (127,361)    (1,326,265)      (328,644)    (3,427,568)
   Class R                                                               (970,186)   (10,054,089)    (2,129,612)   (22,342,378)
------------------------------------------------------------------------------------------------------------------------------
                                                                       (1,879,394)   (19,452,436)    (3,686,256)   (38,558,155)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                  (195,659)  $ (2,021,402)        (1,122)  $    234,963
==============================================================================================================================

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid October 2, 2000, to shareholders of record on September 8, 2000, as follows:

                               California               California Insured
--------------------------------------------------------------------------
Dividend per share:
   Class A                       $.0465                     $.0445
   Class B                        .0405                      .0380
   Class C                        .0420                      .0395
   Class R                        .0485                      .0460
==========================================================================

____
18

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the six months ended August 31, 2000, were as follows:

                                                                 California   California Insured
--------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                              $ 48,807,384         $ 11,412,319
   Short-term municipal securities                               17,900,000           10,500,000
Sales and maturities:
   Long-term municipal securities                                58,720,265           21,699,735
   Short-term municipal securities                               17,900,000           25,600,000
==================================================================================================

At August 31, 2000, the identified cost of investments owned for federal income tax purposes were as follows:

                                                                 California   California Insured
--------------------------------------------------------------------------------------------------
                                                              $ 259,132,661        $ 215,698,071
==================================================================================================

At February 29, 2000, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                 California   California Insured
---------------------------------------------------------------------------------------------------
Expiration Year:
   2008                                                           $ 690,434          $ 1,507,433
==================================================================================================

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at August 31, 2000, were as follows:

                                                                 California   California Insured
---------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                                $  9,911,078       $   13,639,352
   depreciation                                                  (4,880,414)         (1,463,932)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation                                    $  5,030,664       $   12,175,420
===================================================================================================

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund:

Average Daily Net Assets                                    Management Fee
-----------------------------------------------------------------------------
For the first $125 million                                      .5500 of 1%
For the next $125 million                                       .5375 of 1
For the next $250 million                                       .5250 of 1
For the next $500 million                                       .5125 of 1
For the next $1 billion                                         .5000 of 1
For net assets over $2 billion                                  .4750 of 1
=============================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net assets of California and .975 of 1% of the average daily net assets of California Insured, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse addi- tional expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended August 31, 2000, the Distributor collected sales charges on purchases of Class A Shares of approximately $45,300 and $37,000 for California and California Insured, respectively, of which approximately $42,000 and $37,000 respectively, were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

____
19

During the six months ended August 31, 2000, the Distributor compensated authorized dealers directly with approximately $72,600 and $124,700 in commission advances at the time of purchase for California and California Insured, respectively. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2000, the Distributor retained approximately $57,900 and $54,200 in such 12b-1 fees for California and California Insured, respectively. The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor also collected and retained approximately $30,600 and $60,200 of CDSC on share redemptions for California and California Insured, respectively, during the six months ended August 31, 2000.

7. Composition of Net Assets

At August 31, 2000, the Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                       California     California Insured
----------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                    $  264,580,565         $  225,485,572
Balance of undistributed net investment income                            528,716                174,861
Accumulated net realized gain (loss) from investment transactions        (317,948)            (2,371,612)
Net unrealized appreciation of investments                              5,030,664             12,876,503
----------------------------------------------------------------------------------------------------------------------------
Net assets                                                         $  269,821,997         $  236,165,324
============================================================================================================================

____
20

               Financial Highlights (Unaudited)

               Selected data for a share outstanding throughout each period:

Class (Inception Date)

                                Investment Operations            Less Distributions
                                ----------------------           ------------------
                                                 Net
CALIFORNIA                                 Realized/
                                          Unrealized
                  Beginning        Net       Invest-                 Net                         Ending
                        Net    Invest-          ment             Invest-                            Net
Year Ended            Asset       ment          Gain                ment    Capital               Asset          Total
February 28/29,       Value     Income        (Loss)   Total      Income      Gains      Total    Value     Return (a)
----------------------------------------------------------------------------------------------------------------------
Class A (9/94)
     2001 (d)        $10.01       $.29         $ .38   $ .67     $ (.28)    $   --     $ (.28)    10.40          6.76%
     2000             10.89        .55          (.89)   (.34)      (.54)        --       (.54)    10.01         (3.12)
     1999             10.91        .54           .03     .57       (.54)      (.05)      (.59)    10.89          5.28
     1998             10.58        .55           .37     .92       (.55)      (.04)      (.59)    10.91          8.87
     1997             10.58        .55          (.01)    .54       (.54)        --       (.54)    10.58          5.29
     1996             10.10        .55           .47    1.02       (.54)        --       (.54)    10.58         10.36
Class B (3/97)
     2001 (d)         10.00        .25           .38     .63       (.24)        --       (.24)    10.39          6.39
     2000             10.89        .47          (.89)   (.42)      (.47)        --       (.47)    10.00         (3.93)
     1999             10.92        .47           .01     .48       (.46)      (.05)      (.51)    10.89          4.44
     1998 (e)         10.56        .46           .41     .87       (.47)      (.04)      (.51)    10.92          8.39
Class C (9/94)
     2001 (d)         10.01        .26           .38     .64       (.25)        --       (.25)    10.40          6.48
     2000             10.90        .50          (.90)   (.40)      (.49)        --       (.49)    10.01         (3.74)
     1999             10.92        .49           .02     .51       (.48)      (.05)      (.53)    10.90          4.70
     1998             10.58        .49           .38     .87       (.49)      (.04)      (.53)    10.92          8.36
     1997             10.58        .47          (.01)    .46       (.46)        --       (.46)    10.58          4.53
     1996             10.10        .47           .47     .94       (.46)        --       (.46)    10.58          9.53
Class R (7/86)
     2001 (d)         10.02        .30           .38     .68       (.29)        --       (.29)    10.41          6.87
     2000             10.91        .57          (.89)   (.32)      (.57)        --       (.57)    10.02         (2.98)
     1999             10.93        .56           .03     .59       (.56)      (.05)      (.61)    10.91          5.50
     1998             10.61        .57           .36     .93       (.57)      (.04)      (.61)    10.93          8.99
     1997             10.60        .57           .01     .58       (.57)        --       (.57)    10.61          5.67
     1996             10.13        .58           .46    1.04       (.57)        --       (.57)    10.60         10.54
=====================================================================================================================

                                                                   Ratios/Supplemental Data
                      ----------------------------------------------------------------------------------------------
                                   Before Credit/               After                 After Credit/
                                   Reimbursement           Reimbursement (b)        Reimbursement (c)
                              ----------------------     ---------------------    ---------------------
                                                Ratio                    Ratio                    Ratio
                                               of Net                   of Net                   of Net
                                              Invest-                  Invest-                  Invest-
                               Ratio of          ment    Ratio of         ment    Ratio of         ment
                               Expenses        Income    Expenses       Income    Expenses       Income
                      Ending         to            to          to           to          to           to
                         Net    Average       Average     Average      Average     Average      Average    Portfolio
Year Ended            Assets        Net           Net         Net          Net         Net          Net     Turnover
February 28/29,        (000)     Assets        Assets      Assets       Assets      Assets       Assets         Rate
--------------------------------------------------------------------------------------------------------------------
Class A (9/94)
   2001 (d)         $ 50,745        .88%*        5.57%*       .88%*       5.57%*       .88%*       5.58%*         18%
   2000               48,560        .86          5.32         .86         5.32         .85         5.33           31
   1999               36,568        .90          4.97         .90         4.97         .90         4.97           34
   1998               29,125        .90          5.11         .90         5.11         .90         5.11           45
   1997               20,571        .94          5.16         .94         5.16         .94         5.16           74
   1996               12,709       1.00          5.23         .96         5.27         .96         5.27           36
Class B (3/97)
   2001 (d)           11,898       1.63*         4.81*       1.63*        4.81*       1.62*        4.82*          18
   2000               10,318       1.61          4.56        1.61         4.56        1.60         4.56           31
   1999                7,353       1.65          4.23        1.65         4.23        1.65         4.23           34
   1998 (e)            2,324       1.66*         4.31*       1.66*        4.31*       1.66*        4.31*          45
Class C (9/94)
   2001 (d)           15,876       1.43*         5.02*       1.43*        5.02*       1.43*        5.03*          18
   2000               15,132       1.41          4.75        1.41         4.75        1.40         4.76           31
   1999               10,353       1.45          4.43        1.45         4.43        1.45         4.43           34
   1998                4,061       1.45          4.56        1.45         4.56        1.45         4.56           45
   1997                1,003       1.67          4.44        1.67         4.44        1.67         4.44           74
   1996                  684       1.84          4.39        1.71         4.52        1.71         4.52           36
Class R (7/86)
   2001 (d)          191,303        .68*         5.78*        .68*        5.78*        .68*        5.78*          18
   2000              188,512        .66          5.47         .66         5.47         .65         5.48           31
   1999              220,109        .71          5.16         .71         5.16         .71         5.16           34
   1998              216,309        .70          5.31         .70         5.31         .70         5.31           45
   1997              214,253        .70          5.41         .70         5.41         .70         5.41           74
   1996              216,390        .71          5.53         .71         5.53         .71         5.53           36
====================================================================================================================

*    Annualized.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)  After expense reimbursement from the investment adviser, where applicable.
(c)  After custodian fee credit and expense reimbursement, where applicable.
(d)  For the six months ended August 31, 2000.
(e)  From commencement of class operations as noted.

                                 See accompanying notes to financial statements.

____
21

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)

                                       Investment Operations                   Less Distributions
                                ------------------------------------     ------------------------------
                                                   Net
CALIFORNIA INSURED                              Realized/
                   Beginning       Net         Unrealized                   Net
Year Ended         Net Asset    Investment     Investment                Investment    Capital              Ending Net       Total
February 28/29,      Value        Income       Gain (Loss)     Total       Income       Gains     Total     Asset Value    Return(a)
------------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
   2001 (d)         $ 10.19        $.27           $ .45       $ .72       $  (.27)     $  --      $(.27)     $ 10.64         7.13%
   2000               11.10         .53            (.92)       (.39)         (.52)        --       (.52)       10.19        (3.52)
   1999               11.06         .52             .06         .58          (.53)      (.01)**    (.54)       11.10         5.31
   1998               10.70         .54             .36         .90          (.54)        --       (.54)       11.06         8.66
   1997               10.76         .55            (.08)        .47          (.53)        --       (.53)       10.70         4.57
   1996               10.25         .53             .51        1.04          (.53)        --       (.53)       10.76        10.32
Class B (3/97)
   2001 (d)           10.20         .23             .45         .68          (.23)        --       (.23)       10.65         6.72
   2000               11.11         .45            (.92)       (.47)         (.44)        --       (.44)       10.20        (4.26)
   1999               11.06         .44             .06         .50          (.44)      (.01)**    (.45)       11.11         4.61
   1998 (e)           10.67         .45             .40         .85          (.46)        --       (.46)       11.06         8.13
Class C (9/94)
   2001 (d)           10.13         .24             .44         .68          (.24)        --       (.24)       10.57         6.76
   2000               11.03         .47            (.91)       (.44)         (.46)        --       (.46)       10.13        (4.03)
   1999               10.98         .46             .06         .52          (.46)      (.01)**    (.47)       11.03         4.81
   1998               10.63         .47             .35         .82          (.47)        --       (.47)       10.98         7.96
   1997               10.67         .46            (.05)        .41          (.45)        --       (.45)       10.63         3.99
   1996               10.15         .45             .51         .96          (.44)        --       (.44)       10.67         9.67
Class R (7/86)
   2001 (d)           10.18         .28             .44         .72          (.28)        --       (.28)       10.62         7.13
   2000               11.08         .55            (.91)       (.36)         (.54)        --       (.54)       10.18        (3.27)
   1999               11.04         .54             .06         .60          (.55)      (.01)**    (.56)       11.08         5.49
   1998               10.68         .56             .36         .92          (.56)        --       (.56)       11.04         8.86
   1997               10.74         .56            (.07)        .49          (.55)        --       (.55)       10.68         4.81
   1996               10.23         .56             .50        1.06          (.55)        --       (.55)       10.74        10.63
------------------------------------------------------------------------------------------------------------------------------------

                                                             Ratios/Supplemental Data
                    ----------------------------------------------------------------------------------------------------------------
                                        Before Credit/                     After                     After Credit/
                                        Reimbursement                 Reimbursement (b)             Reimbursement (c)
                                  --------------------------    --------------------------     -------------------------
                                                Ratio of Net                  Ratio of Net                  Ratio of Net
                                   Ratio of      Investment      Ratio of      Investment      Ratio of      Investment
                     Ending        Expenses       Income to      Expenses       Income to      Expenses       Income to    Portfolio
Year Ended          Net Asset     to Average       Average      to Average       Average      to Average       Average      Turnover
February 28/29        (000)       Net Assets     Net Assets     Net Assets     Net Assets     Net Assets     Net Assets       Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
   2001 (d)         $ 57,179         .87%*          5.09%*         .87%*          5.09%*         .86%*          5.09%*         5%
   2000               52,014         .88            5.02           .88            5.02           .88            5.02          44
   1999               47,300         .93            4.72           .93            4.72           .93            4.72          25
   1998               36,203         .90            4.93           .90            4.93           .90            4.93          26
   1997               27,598         .94            5.05           .94            5.05           .94            5.05          51
   1996               17,250         .98            4.99           .97            5.00           .97            5.00          38
Class B (3/97)
   2001 (d)           11,379        1.62*           4.34*         1.62*           4.34*         1.61*           4.35*          5
   2000               10,909        1.64            4.27          1.64            4.27          1.63            4.28          44
   1999                8,825        1.68            3.96          1.68            3.96          1.68            3.96          25
   1998 (e)            2,967        1.66*           4.16*         1.66*           4.16*         1.66*           4.16*         26
Class C (9/94)
   2001 (d)            7,116        1.42*           4.54*         1.42*           4.54*         1.41*           4.55*          5
   2000                6,552        1.43            4.45          1.43            4.45          1.43            4.46          44
   1999                6,994        1.48            4.17          1.48            4.17          1.48            4.17          25
   1998                3,226        1.45            4.37          1.45            4.37          1.45            4.37          26
   1997                1,719        1.67            4.32          1.67            4.32          1.67            4.32          51
   1996                1,040        1.74            4.23          1.71            4.26          1.71            4.26          38
Class R (7/86)
   2001 (d)          160,491         .67*           5.29*          .67*           5.29*          .66*           5.30*          5
   2000              158,816         .68            5.20           .68            5.20           .68            5.20          44
   1999              185,428         .74            4.92           .74            4.92           .74            4.92          25
   1998              191,554         .70            5.14           .70            5.14           .70            5.14          26
   1997              195,553         .69            5.30           .69            5.30           .69            5.30          51
   1996              205,642         .70            5.29           .70            5.29           .70            5.29          38
------------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
** The amounts shown include distributors in excess of capital gains of $.003 per share.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)  After expense reimbursement from the investment adviser, where applicable.
(c)  After custodian fee credit and expense reimbursement, where applicable.
(d)  For the six months ended August 31, 2000.
(e)  From commencement of class operations as noted.

                                 See accompanying notes to financial statements.

_____
22

                                     Notes

___
23

                                     Notes

___
24

Fund Information


Board of Trustees

Robert P. Bremner
Lawerence H. Brown
Annee E. Impelizzeri

Peter R. Sawers

William J. Schneider

Timothy R. Schwertfeger

Judith M. Stockdale


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Transfer Agent and
Shareholder Services
Chase Global Funds Services
73 Tremont Street
Boston, MA 02108

(800) 257-8787



Legal Counsel
Morgan, Lewis &
Bockius LLP
Washington, D.C.


Independent Public
Accountants
Arthur Andersen LLP
Chicago, IL


NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

___
25

Serving Investors For Generations

A 100-Year Tradition of Quality Investments

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

John Nuveen, Sr.

Since 1898, Nuveen Investments has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


Nuveen Investments


Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                                                                NUVEEN
                                                                     Investments

Municipal Bond Funds


                                   SEMIANNUAL REPORT AUGUST 31, 2000


Dependable, tax-free income to help you keep more of what you earn.




                             [PHOTOS APPEAR HERE]


                                  INVEST WELL

                                  LOOK AHEAD


                              LEAVE YOUR MARK/S/



Connecticut
Massachusetts
Massachusetts Insured

                    Dear Shareholders,

                    You may notice a change in your fund's semiannual report. We've simplified the format to make it easier for you to get the information you want. We have consolidated the chart information. Statistics such as total returns and yields for your fund, portfolio allocation and credit quality -- are now all on one easy-to-read page. Finally, we want you to know what has happened in the municipal bond market without having to wade through a lot of technical analysis, so we have limited economic commentary about the period to one page.

                    Your annual report, which will cover the 12-month period ending February 28, 2001, will as always, include an in-depth interview with your fund's portfolio manager. We strongly encourage you to read that report when you receive it next year, as it strives to educate you on the value of Nuveen's active management of your mutual fund.

                    If you have any questions about the changes made to your semiannual report, please do not hesitate to contact Shareholder Services at (800) 257-8787. You can also contact us through our Internet site, www.nuveen.com.




    Contents

 1 Dear Shareholder

 3 Market Commentary

 4 Connecticut Spotlight

 5 Massachusetts Spotlight

 6 Massachusetts Insured Spotlight

 7 Portfolio of Investments

20 Statement of Net Assets

21 Statement of Operations

22 Statement of Changes in Net Assets

23 Notes to Financial Statements

28 Financial Highlights

33 Fund Information

                             Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,

[PHOTOS OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger
Chairman or the Board

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product -- be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.

Quality Portfolio Management and Products

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research

 . An active, value-oriented investment style

 . The unmatched presence of trading leverage of a market leader.

         While you may be familiar with our municipal bond funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds
-- Nuveen Innovation and Nuveen International Growth -- were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise." This philosophy is based on the premise that:

 . Strong companies tend to get stronger. CCI believes a company that demonstrates positive momentum in its business fundamentals tends to generate superior returns through rising stock prices. This represents the Positive Momentum CCI seeks.

 . Companies positively surprise when their business fundamentals and reported results exceed investor and analyst expectations. CCI believes this is often accompanied by strong, accelerating growth. This represents the Positive Surprise CCI seeks.

         Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc., a wholly owned subsidiary of the John Nuveen Company. The investment philosophy Rittenhouse established years ago remains firmly in place today -- pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.


                                                        SEMIANNUAL REPORT page 1

         We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP), of which the John Nuveen Company holds a minority interest. ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Growth and Income Stock Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities -- and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations -- for yourself and your family, today and in the future.

This Report

Please review your fund's Financial Spotlight to learn how it is positioned as of its semiannual period, ended August 31, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
October 18, 2000

SEMIANNUAL REPORT page 2

NUVEEN MUNICIPAL FUNDS
Market Commentary as of August 31, 2000

Municipal bonds performed well during the six-month period ended August 31, 2000. During this period, yields on long-term municipal bonds declined by approximately 54 basis points, resulting in a corresponding rise in bond prices.

          Three reasons account for this performance. First, the likelihood of a Federal Reserve tightening -- in the view of the general market -- fell as signs of inflation did not appear. Secondly, new issue supply in the municipal market remained low. This was due in part to the fact that many municipalities have been funding capital projects with current strong tax collections rather than with long-term debt. Finally, volatility and lack-luster returns in the equity market have increasingly turned investor attention to the municipal market.

          During the period, credit spreads -- the basis point difference between yields on high-grade bonds and low-grade bonds -- tightened. Still, compared with credit spreads over the last several years, the spreads remained attractive. Liquidity spreads -- the basis point difference between the yields offered by sellers and yields demanded by buyers -- remained wide and volatile creating opportunities for value trading.

          The strong economy continued to generate strong tax collections for municipalities throughout the country. In addition to reducing the need for debt issuance, the collections have contributed to improved credit quality among many municipal issuers. The recent upgrade of New York City to A, its highest rating in 25 years, illustrates this trend.

          Among the noteworthy deals this quarter were two tobacco settlement-backed bond issues, both on behalf of New York counties. In the $206 billion settlement between 46 states and major tobacco companies, the states exchanged all smoking-related claims for a stream of annual payments from the tobacco companies. Several states and counties have come to market to borrow against the future stream of payments. Proceeds of these transactions have been applied to several different municipal purposes. We expect to see many more tobacco deals over the next year.

A Look Ahead

We believe the Fed will remain on hold through the elections. As the traditionally slow time of the year for the bond market -- summer -- has ended, supply could increase incrementally. However, supply will likely remain significantly below last year because of strong tax collections. Finally, we believe that investors will increasingly shift money from the equity market to the bond market if they see equity returns significantly lower than the past several years.

                                                      SEMIANNUAL REPORT page 3

NUVEEN CONNECTICUT MUNICIPAL BOND FUND

Fund Spotlight as of August 31, 2000

Quick Facts

                                        A Shares           B Shares       C Shares       R Shares
NAV                                     $ 10.29            $ 10.27        $ 10.27        $ 10.31
------------------------------------------------------------------------------------------------------
August's Declared Dividend*             $0.0445            $0.0380        $0.0390        $0.0460
------------------------------------------------------------------------------------------------------
Inception Date                             7/87               2/97          10/93           2/97
------------------------------------------------------------------------------------------------------

*Paid September 1, 2000


Total Returns as of 8/31/00 (Annualized)*

                                A Shares                   B Shares         C Shares      R Shares
                           NAV           Offer        NAV          w/CDSC     NAV           NAV
1-Year                    4.67%          0.31%       3.87%         -0.10%    4.05%         4.75%
------------------------------------------------------------------------------------------------------
5-Year                    5.27%          4.37%       4.52%          4.35%    4.67%         5.46%
------------------------------------------------------------------------------------------------------
10-Year                   6.66%          6.20%       6.14%          6.14%    6.06%         6.76%
------------------------------------------------------------------------------------------------------

Total Returns as of 6/30/00 (Annualized)*

                                A Shares                   B Shares         C Shares      R Shares
                           NAV           Offer        NAV          w/CDSC     NAV           NAV
1-Year                    0.47%         -3.71%      -0.03%         -4.11%   -0.02%         0.77%
------------------------------------------------------------------------------------------------------
5-Year                    5.04%          4.14%       4.30%          4.13%    4.46%         5.24%
------------------------------------------------------------------------------------------------------
10-Year                   6.32%          5.87%       5.81%          5.81%    5.73%         6.43%
------------------------------------------------------------------------------------------------------

*Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.


Tax-Free Yields as of 8/31/00

                                        A Shares              B Shares      C Shares       R Shares
                                NAV               Offer         NAV            NAV           NAV
SEC 30-Day Yield               4.80%              4.59%        4.05%          4.25%         5.00%
------------------------------------------------------------------------------------------------------
Taxable Equivalent Yield*      7.27%              6.95%        6.14%          6.44%         7.58%
------------------------------------------------------------------------------------------------------

*Based on SEC yield and a combined federal and state income tax rate of 34%.
 Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

 Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


Portfolio Statistics

Total Net Assets     $233.3 million
------------------------------------
Average Effective
Maturity                17.92 years
------------------------------------
Average Duration               6.65
------------------------------------


Top Five Sectors[_]

Tax Obligation (Limited)        17%
------------------------------------
Education and
Civic Organizations             15%
------------------------------------
U.S. Guaranteed                 13%
------------------------------------
Tax Obligation (General)        12%
------------------------------------
Healthcare                      10%
------------------------------------


Bond Credit Quality[_]

          [BAR CHART APPEARS HERE]

              49%
              AAA/
              U.S. Guaranteed

              27% AA

              10% A

              11% BBB
               1% NR
               2% Other

*As a percentage of total bond holdings as of August 31, 2000. Holdings are subject to change.

SEMIANNUAL REPORT page 4

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

Fund Spotlight as of August 31, 2000

 Quick Facts

                              A Shares   B Shares   C Shares  R Shares
NAV                            $  9.53    $  9.55    $  9.47   $  9.51
----------------------------------------------------------------------
August's Declared Dividend*    $0.0420    $0.0360    $0.0375   $0.0435
----------------------------------------------------------------------
Inception Date                    9/94       3/97      10/94     12/86
----------------------------------------------------------------------
*Paid September 1, 2000

Total Returns as of 8/31/00 (Annualized)*

                   A Shares           B Shares         C Shares  R Shares
                NAV        Offer   NAV        w/CDSC      NAV       NAV
1-Year         4.71%       0.32%  3.90%       -0.07%      4.03%    4.92%
-------------------------------------------------------------------------
5-Year         4.81%       3.91%  4.08%        3.91%      4.17%    5.04%
-------------------------------------------------------------------------
10-Year        6.63%       6.17%  6.03%        6.03%      5.89%    6.86%
-------------------------------------------------------------------------

Total Returns as of 6/30/00 (Annualized)*

                   A Shares           B Shares         C Shares  R Shares
                NAV        Offer   NAV        w/CDSC      NAV       NAV
1-Year         1.01%      -3.25%  0.24%       -3.59%      0.54%    1.31%
-------------------------------------------------------------------------
5-Year         4.57%       3.68%  3.84%        3.67%      3.94%    4.79%
-------------------------------------------------------------------------
10-Year        6.20%       5.74%  5.60%        5.60%      5.47%    6.43%
-------------------------------------------------------------------------
* Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

 Tax - Free Yields as of 8/31/00

                               A Shares         B Shares   C Shares  R Shares
                            NAV         Offer      NAV        NAV       NAV
SEC 30-Day Yield           4.84%         4.63%    4.09%      4.29%     5.04%
-----------------------------------------------------------------------------
Taxable Equivalent Yield*  7.45%         7.12%    6.29%      6.60%     7.75%
-----------------------------------------------------------------------------
* Based on SEC yield and a combined federal and state income tax rate of 35%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

Portfolio Statistics

Total Net Assets                           $95.9 million
--------------------------------------------------------
Average Effective Maturity                   18.43 years
--------------------------------------------------------
Average Duration                                    7.18
--------------------------------------------------------

Top Five Sectors [_]

U.S. Guaranteed                23%
----------------------------------
Long-Term Care                 15%
----------------------------------
Healthcare                     14%
----------------------------------
Housing (Multifamily)          13%
----------------------------------
Tax Obligation (General)       12%
----------------------------------

Bond Credit Quality [_]

      [BAR CHART APPEARS HERE]

  AAA/U.S. Guaranteed          49%

   AA                          15%

   A                           15%

   BBB                         16%

   NR                           5%

 [_] As a percentage of total long-term bond holdings as of August 31, 2000.
     Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                        SEMIANNUAL REPORT page 5

NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND

Fund Spotlight as of August 31, 2000


Quick Facts


                                A Shares     B Shares    C Shares     R Shares

NAV                             $  10.07     $  10.08    $  10.05     $  10.08
--------------------------------------------------------------------------------
August's Declared Dividend*     $ 0.0420     $ 0.0355    $ 0.0370     $ 0.0435
--------------------------------------------------------------------------------
Inception Date                      9/94         3/97        9/94        12/86
--------------------------------------------------------------------------------
*  Paid September 1, 2000



 Total  Returns as of 8/31/00 (Annualized)*

                 A Shares               B Shares              C Shares      R Shares
             NAV          Offer    NAV         w/CDSC            NAV           NAV

1-Year      5.33%         0.92%    4.61%        0.61%           4.71%         5.52%
------------------------------------------------------------------------------------
5-Year      4.70%         3.80%    3.94%        3.77%           4.05%         4.92%
------------------------------------------------------------------------------------
10-Year     6.45%         5.99%    5.86%        5.86%           5.73%         6.70%
------------------------------------------------------------------------------------


Total Returns as of 6/30/00 (Annualized)*

                 A Shares               B Shares              C Shares      R Shares
            NAV           Offer    NAV         w/CDSC            NAV           NAV

1-Year      1.82%        -2.46%    1.03%       -2.84%           1.21%         2.00%
------------------------------------------------------------------------------------
5-Year      4.46%         3.57%    3.71%        3.54%           3.82%         4.69%
------------------------------------------------------------------------------------
10-Year     6.15%         5.69%    5.56%        5.56%           5.43%         6.40%
------------------------------------------------------------------------------------

* Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.


Tax-Free Yields as of 8/31/00

                                     A Shares           B Shares       C Shares       R Shares
                                NAV           Offer        NAV            NAV            NAV
SEC 30-Day Yield               4.25%          4.07%       3.50%          3.71%          4.45%
----------------------------------------------------------------------------------------------
Taxable Equivalent Yield*      6.54%          6.26%       5.38%          5.71%          6.85%
----------------------------------------------------------------------------------------------

* Based on SEC yield and a combined federal and state income tax rate of 35%. Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

              Portfolio Statistics

Total Net Assets                   $69.1 million
------------------------------------------------
Average Effective
Maturity                             19.28 years
------------------------------------------------
Average Duration                            6.12
------------------------------------------------



                Top Five Sectors*

Education and Civic
Organizations                                19%
------------------------------------------------
Tax Obligation (General)                     18%
------------------------------------------------
U.S. Guaranteed                              18%
------------------------------------------------
Housing (Multifamily)                        17%
------------------------------------------------
Healthcare                                   14%
------------------------------------------------



               Bond Credit Quality*

                      [BAR CHART APPEARS HERE]

                         14% Insured and
                         U.S. Guaranteed
                         4% U.S. Guaranteed



                         82% Insured


* As a percentage of total long-term bond holdings as of August 31, 2000. Holdings are subject to change.


SEMIANNUAL REPORT page 6

                    Portfolio of Investments (Unaudited)
                    Nuveen Connecticut Municipal Bond Fund
                    August 31, 2000

   Principal                                                                                   Optional Call                Market
Amount (000)   Description                                                                      Provisions*    Ratings**     Value
-----------------------------------------------------------------------------------------------------------------------------------
               Basic Materials - 0.4%

    $  1,000   Town of Sprague, Connecticut, Environmental Improvement Revenue                 10/07 at 102       BBB+   $ 935,980
                 Bonds, 1997 Series A (International Paper Company Project),
                 5.700%, 10/01/21 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 15.1%

               State of Connecticut Health and Educational Facilities Authority, Revenue
               Bonds, Greenwich Academy Issue, Series A:
       1,000     5.700%, 3/01/16                                                                3/06 at 101       AAA     1,031,670
       2,000     5.750%, 3/01/26                                                                3/06 at 101       AAA     2,027,320

       1,000   State of Connecticut Health and Educational Facilities Authority, Revenue        5/02 at 102       AAA     1,009,780
                 Bonds, Yale University, 5.929%, 6/10/30

               Connecticut Higher Education Supplemental Loan Authority, Revenue
               Bonds (Family Education Loan Program), 1991 Series A:
         350     7.000%, 11/15/05 (Alternative Minimum Tax)                                    11/01 at 102         A       363,916
       3,310     7.200%, 11/15/10 (Alternative Minimum Tax)                                    11/01 at 102         A     3,438,958

               Connecticut Higher Education Supplemental Loan Authority, Revenue
               Bonds (Family Education Loan Program), 1996 Series A:

       1,490     6.300%, 11/15/10 (Alternative Minimum Tax)                                    11/04 at 102        A1     1,569,790
       1,125     6.350%, 11/15/11 (Alternative Minimum Tax)                                    11/04 at 102        A1     1,185,154

       4,400   State of Connecticut Health and Educational Facilities Authority, Revenue        7/08 at 101        AA     3,933,028
                 Bonds, Sacred Heart University Issue, Series E, 5.000%, 7/01/28

       2,875   State of Connecticut Health and Educational Facilities Authority, Revenue        7/03 at 102       BBB-    2,779,435
                 Bonds, Quinnipiac College Issue, Series D, 6.000%, 7/01/23

       2,000   State of Connecticut Health and Educational Facilities Authority, Revenue    7/04 at 101 1/2       AAA     2,067,100
                 Bonds, The Loomis Chaffee School Issue, Series B, 6.000%, 7/01/25

       1,500   State of Connecticut Health and Educational Facilities Authority, Revenue        7/05 at 101       AAA     1,477,635
                 Bonds, Kent School Issue, Series B, 5.400%, 7/01/23

         500   State of Connecticut Health and Educational Facilities Authority, Revenue        7/06 at 102       AAA       512,240
                 Bonds, Trinity College Issue, Series E, 5.875%, 7/01/26

       1,490   State of Connecticut Health and Educational Facilities Authority, Revenue        7/08 at 101        AA     1,376,417
                 Bonds, Canterbury School Issue, Series A, 5.000%, 7/01/18

       2,000   State of Connecticut Health and Educational Facilities Authority, Revenue        7/07 at 102       AAA     1,958,220
                 Bonds, Suffield Academy Issue, Series A, 5.400%, 7/01/27

               State of Connecticut Health and Educational Facilities Authority, Revenue
               Bonds, Fairfield University Issue, Series I:
         925     5.250%, 7/01/25                                                                7/09 at 101       AAA       894,420
       2,755     5.500%, 7/01/29                                                                7/09 at 101       AAA     2,729,213

       2,000   State of Connecticut Health and Educational Facilities Authority, Revenue        7/09 at 101       Aaa     2,004,660
                 Bonds, The Horace Bushnell Memorial Hall Issue, Series A, 5.625%, 7/01/29

               State of Connecticut Health and Educational Facilities Authority, Revenue
               Bonds, Connecticut State University System Issue, Series 1999C:
       1,155     5.500%, 11/01/17                                                              11/09 at 101       AAA     1,176,633
       1,155     5.500%, 11/01/18                                                              11/09 at 101       AAA     1,172,729
       1,155     5.500%, 11/01/19                                                              11/09 at 101       AAA     1,167,878

         750   State of Connecticut Health and Educational Facilities Authority, Revenue        7/10 at 101       AAA       773,663
                 Bonds, Connecticut College Issue, Series D-1, 5.750%, 7/01/30

         500   The University of Connecticut, Special Obligation Student Fee Revenue           11/10 at 101       AAA       513,040
                 Bonds, 2000 Series A, 5.750%, 11/15/29

         135   The University of Connecticut, General Obligation Bonds, 2000 Series A,          3/10 at 101       AAA       138,248
                 5.550%, 3/01/18

_____
7

               Portfolio of Investments (Unaudited)
               Nuveen Connecticut Municipal Bond Fund (continued)
               August 31, 2000


   Principal                                                                                Optional Call                     Market
Amount (000)    Description                                                                   Provisions*    Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Healthcare - 10.2%

    $  2,600    State of Connecticut Health and Educational Facilities Authority, Revenue     1/01 at 102          AAA   $ 2,657,096
                 Bonds, Bristol Hospital Issue, Series A, 7.000%, 7/01/20

         900    State of Connecticut Health and Educational Facilities Authority, Revenue     7/01 at 102          AAA       931,050
                 Bonds, Hospital of Raphael Issue, Series D, 6.625%, 7/01/14

       2,000    State of Connecticut, Health and Educational Facilities Authority, Revenue    7/02 at 102          AAA     2,105,800
                 Bonds, Bridgeport Hospital Issue, Series A, 6.625%, 7/01/18

         800    State of Connecticut Health and Educational Facilities Authority, Revenue     7/04 at 102          AAA       814,272
                 Bonds, New Britain General Hospital Issue, Series B, 6.000%, 7/01/24

       1,405    State of Connecticut Health and Educational Facilities Authority, Revenue     7/09 at 101          Aaa     1,337,195
                 Bonds, Stamford Hospital Issue, Series G, 5.000%, 7/01/18

                State of Connecticut Health and Educational Facilities Authority, Revenue
                 Bonds, Hospital for Special Care Issue, Series B:

       1,000      5.375%, 7/01/17                                                             7/07 at 102          BBB       841,530
       3,500      5.500%, 7/01/27                                                             7/07 at 102          BBB     2,853,585

       1,500    State of Connecticut Health and Educational Facilities Authority, Revenue     7/06 at 102          AAA     1,520,100
                 Bonds, Greenwich Hospital Issue, Series A, 5.800%, 7/01/26

       2,000    State of Connecticut Health and Educational Facilities Authority, Revenue     7/07 at 102          AAA     2,021,900
                 Bonds, The William W. Backus Hospital Issue, Series D, 5.750%, 7/01/27

          35    State of Connecticut Health and Educational Facilities Authority, Revenue     1/01 at 102          AAA        35,984
                 Bonds, Capital Asset Issue, Series C, 7.000%, 1/01/20

       1,500    State of Connecticut Health and Educational Facilities Authority, Revenue    11/09 at 101          AAA     1,502,925
                 Bonds, Catholic Health East Issue, Series 1999F, 5.750%, 11/15/29

       2,725    State of Connecticut Health and Educational Facilities Authority, Revenue     7/09 at 101           AA     2,732,385
                 Bonds, Waterbury Hospital Issue, Series C, 5.750%, 7/01/20

       2,000    State of Connecticut Health and Educational Facilities Authority, Revenue     7/10 at 101           AA     2,032,460
                 Bds, Eastern Connecticut Health Network Issue, Series A, 6.000%, 7/01/25

       2,250    Connecticut Development Authority, Solid Waste Disposal Facilities Revenue    7/05 at 102          AAA     2,479,905
                 Bonds, Pfizer Inc. Project, 1994 Series, 7.000%, 7/01/25
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily - 2.4%

       2,000    Housing Authority of the City of Bridgeport, Connecticut, Multifamily        12/09 at 102          N/R     2,025,760
                 Housing Revenue Bonds (Stratfield Apartments Project), Series 1999,
                 7.250%, 12/01/24

       2,000    Connecticut Housing Finance Agency, Housing Mortgage Finance Program         12/09 at 100           AA     2,009,560
                 Bonds, 1999 Series D, 6.200%, 11/15/41 (Alternative Minimum Tax)

       1,500    New Britain Senior Citizens Housing Development Corporation, Mortgage         1/02 at 102          AAA     1,548,825
                 Revenue Refunding Bonds, Series 1992A (FHA-Insured Mortgage Loan -
                 Nathan Hale Apartments - Section 8 Assisted Project), 6.875%, 7/01/24
------------------------------------------------------------------------------------------------------------------------------------
                Housing/Single Family - 9.3%

         210    Connecticut Housing Finance Authority, Housing Mortgage Finance Program      11/02 at 102           AA      216,626
                 Bonds, 1992 Series C2, 6.700%, 11/15/22 (Alternative Minimum Tax)

       1,250    Connecticut Housing Finance Authority, Housing Mortgage Finance Program       5/03 at 102           AA    1,284,163
                 Bonds, 1993 Series A, 6.200%, 5/15/14

       2,750    Connecticut Housing Finance Authority, Housing Mortgage Finance Program       5/04 at 102           AA    2,777,335
                 Bonds, 1994 Series A, 6.100%, 5/15/17

       1,500    Connecticut Housing Finance Authority, Housing Mortgage Finance Program       5/05 at 102           AA    1,517,085
                 Bonds, 1995 Series A, Subseries A-1, 6.100%, 5/15/17

       6,490    Connecticut Housing Finance Authority, Housing Mortgage Finance Program      11/07 at 102           AA    6,507,653
                 Bonds, 1997 Series B, Subseries B-2, 5.850%, 11/15/28
                 (Alternative Minimum Tax)

       1,000    Connecticut Housing Finance Authority, Housing Mortgage Finance Program      11/05 at 102           AA    1,026,930
                 Bonds, 1995 Series F, Subseries F-1, 6.000%, 5/15/17

       1,500    Connecticut Housing Finance Authority, Housing Mortgage Finance Program       5/06 at 102           AA    1,529,415
                 Bonds, 1996 Series B, Subseries B-1, 6.050%, 5/15/18

_____
8

   Principal                                                                                 Optional Call                    Market
Amount (000)    Description                                                                    Provisions*    Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
                Housing/Single Family (continued)

    $  4,555    Connecticut Housing Finance Authority, Housing Mortgage Finance Program         11/06 at 102         AA  $ 4,589,481
                  Bonds, 1996 Subseries E-2, 6.150%, 11/15/27 (Alternative Minimum Tax)


       1,490    Connecticut Housing Finance Authority, Housing Mortgage Finance Program         11/06 at 102         AA    1,509,087
                  Bonds, 1997 Series F, Subseries F-2, 6.000%, 11/15/27 (Alternative
                  Minimum Tax)

         750    Connecticut Housing Finance Agency, Housing Mortgage Finance Program Bonds,      5/10 at 100         AA      765,945
                  2000 Series A, 6.000%, 11/15/28
------------------------------------------------------------------------------------------------------------------------------------
                Long-Term Care - 7.4%

         500    Connecticut Housing Finance Authority, Group Home Mortgage Finance Program       6/10 at 102        AAA      508,430
                  Special Obligation Bonds, Series GH-5, 5.850%, 6/15/30

       1,000    State of Connecticut Health and Educational Facilities Authority, Revenue        8/08 at 102        AAA      930,670
                  Bonds, Hebrew Home and Hospital Issue, Series B (FHA-Insured Mortgage),
                  5.200%, 8/01/38

       2,000    State of Connecticut Health and Educational Facilities Authority, Revenue       11/04 at 102        AAA    2,239,840
                  Bonds, Nursing Home Program Issue, Series 1994, AHF/Hartford, Inc. Project,
                  7.125%, 11/01/24

                Connecticut Development Authority, First Mortgage Gross Revenue Health Care
                  Project Refunding Bonds (Church Homes, Inc., Congregational Avery Heights
                  Project - 1997 Series):
       1,700      5.700%, 4/01/12                                                                4/07 at 102        BBB    1,528,946
       2,610      5.800%, 4/01/21                                                                4/07 at 102        BBB    2,218,187

       1,875    Connecticut Development Authority, First Mortgage Gross Revenue Health Care     12/06 at 103        BBB+   1,585,706
                  Project Refunding Bonds, Series 1998A (The Elim Park Baptist Home, Inc.
                  Project), 5.375%, 12/01/18

                Connecticut Development Authority, First Mortgage Gross Revenue Health Care
                  Project Refunding Bonds (Connecticut Baptist Homes, Inc. Project), 1999
                  Series:
       1,000      5.500%, 9/01/15                                                                9/09 at 102         AA      994,450
         500      5.625%, 9/01/22                                                                9/09 at 102         AA      487,080

       1,000    Connecticut Development Authority, First Mortgage Gross Revenue Health Care     12/09 at 102        N/R      974,960
                  Project Refunding Bonds (The Mary Wade Home, Inc. Project), 1999 Series A,
                  6.375%, 12/01/18

                Connecticut Development Authority, Revenue Refunding Bonds (Duncaster, Inc.
                  Project), Series 1999A:
       2,200      5.250%, 8/01/19                                                                2/10 at 102         AA    2,092,288
       3,910      5.375%, 8/01/24                                                                2/10 at 102         AA    3,732,721
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General - 11.7%

       2,800    City of Bridgeport, Connecticut, General Obligation Bonds, 1997 Series A,        3/07 at 101        AAA    2,747,024
                5.250%, 3/01/17

       1,000    City of Bridgeport, Connecticut, General Obligation Bonds, 2000 Series A,        7/10 at 101        AAA    1,057,190
                6.000%, 7/15/19

         325    Town of Canterbury, Connecticut, General Obligation Bonds, 7.200%, 5/01/09      No Opt. Call         A3      377,764

                Town of Cheshire, Connecticut, General Obligation Bonds, Issue of 1999:
         660      5.625%, 10/15/18                                                              10/09 at 101        Aa3      677,530
         660      5.625%, 10/15/19                                                              10/09 at 101        Aa3      673,636

       2,800    State of Connecticut, General Obligation Capital Appreciation Bonds             No Opt. Call         AA    1,601,628
                  (College Savings Plan), 1991 Series B, 0.000%, 12/15/11

       1,000    State of Connecticut, General Obligation Capital Appreciation Bonds             No Opt. Call         AA      659,460
                  (College Savings Plan), 1990 Series A, 0.000%, 5/15/09

         500    State of Connecticut, General Obligation Bonds (1999 Series B), 5.500%,         11/09 at 101         AA      507,675
                  11/01/18

       3,000    State of Connecticut, General Obligation Capital Appreciation Bonds             No Opt. Call         AA    1,755,300
                  (College Savings Plan), 1993 Series A, 0.000%, 6/15/11

                Town of Glastonbury, Connecticut, General Obligation Bonds, Issue of 1988:
         200      7.200%, 8/15/06                                                               No Opt. Call        Aa1      228,616
         200      7.200%, 8/15/07                                                               No Opt. Call        Aa       232,080
         200      7.200%, 8/15/08                                                               No Opt. Call        Aa1      235,346

                Town of Griswold, Connecticut, General Obligation Bonds, Issue of 1989:
         200      7.500%, 4/01/02                                                               No Opt. Call        AAA      209,856
         200      7.500%, 4/01/03                                                               No Opt. Call        AAA      215,506
         200      7.500%, 4/01/04                                                               No Opt. Call        AAA      220,720
         150      7.500%, 4/01/05                                                               No Opt. Call        AAA      169,104

______
9

                         Portfolio of Investments (Unaudited)
                         Nuveen Connecticut Municipal Bond Fund (continued) August 31, 2000

   Principal                                                                                 Optional Call                    Market
Amount (000)    Description                                                                    Provisions*     Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General (continued)

     $   340    City of Middletown, Connecticut, General Obligation Bonds, 6.900%, 4/15/06    No Opt. Call            AA   $ 380,814

         665    City of New Haven, Connecticut, General Obligation Bonds, Series 2000C,       11/09 at 101           AAA     705,199
                6.000%, 11/01/19

                City of New London, Connecticut, General Obligation Bonds, Water Department
                Revenue Bonds, Series 20:
         120      7.300%, 12/01/05                                                            No Opt. Call            A+     135,401
         100      7.300%, 12/01/07                                                            No Opt. Call            A+     116,335

                Town of Old Saybrook, Connecticut, General Obligation Bonds:
         160      7.400%, 5/01/08                                                             No Opt. Call            A2     187,605
         160      7.400%, 5/01/09                                                             No Opt. Call            A2     189,035

                Town of Old Saybrook, Connecticut, General Obligation Bonds:
         275      6.500%, 2/15/10                                                             No Opt. Call           AAA     312,769
         270      6.500%, 2/15/11                                                             No Opt. Call           AAA     305,718

                Town of Plainfield, Connecticut, General Obligation Bonds:
         225      7.000%, 9/01/00                                                             No Opt. Call            A3     225,000
         100      7.000%, 9/01/01                                                             No Opt. Call            A3     102,264
         100      7.100%, 9/01/02                                                              9/01 at 102            A3     104,112
         310      7.100%, 9/01/03                                                              9/01 at 102            A3     323,507
         100      7.200%, 9/01/04                                                              9/01 at 102            A3     104,454
         335      7.250%, 9/01/06                                                              9/01 at 102            A3     350,085
         335      7.300%, 9/01/08                                                              9/01 at 102            A3     350,246
         155      7.300%, 9/01/10                                                              9/01 at 102            A3     162,054

                Commonwealth of Puerto Rico, Public Improvement Bonds of 1999, General
                  Obligation Bonds:
       3,000      5.000%, 7/01/28                                                              7/08 at 101             A   2,787,300
       2,690      5.000%, 7/01/28                                                              7/08 at 101           AAA   2,532,070

                Towns of Beacon Falls and Prospect, Connecticut, Regional School District
                  No. 16, General Obligation Bonds, Issue of 2000:
         650      5.500%, 3/15/18                                                              3/10 at 101           Aaa     666,452
         650      5.625%, 3/15/19                                                              3/10 at 101           Aaa     672,984
         650      5.700%, 3/15/20                                                              3/10 at 101           Aaa     675,513

                City of Torrington, Connecticut, General Obligation Bonds:
         700      6.400%, 5/15/11                                                              5/02 at 102           AAA     733,222
         680      6.400%, 5/15/12                                                              5/02 at 102           AAA     712,878

                City of Waterbury, Connecticut, General Obligation Tax Revenue Intercept
                  Bonds, 2000 Issue:
         910      6.000%, 2/01/18                                                              2/09 at 101            AA     944,061
       1,025      6.000%, 2/01/20                                                              2/09 at 101            AA   1,061,767

                Town of Winchester, Connecticut, General Obligation Bonds:
         140      6.750%, 4/15/06                                                             No Opt. Call            A1    155,082
         140      6.750%, 4/15/07                                                             No Opt. Call            A1    157,049
         140      6.750%, 4/15/08                                                             No Opt. Call            A1    158,822
         140      6.750%, 4/15/09                                                             No Opt. Call            A1    160,304
         140      6.750%, 4/15/10                                                             No Opt. Call            A1    161,825
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited - 17.3%

       2,000    State of Connecticut, Health and Educational Facilities Authority,            11/04 at 102           AA-   2,049,540
                  Revenue Bonds, Nursing Home Program Issue, Series 1994 (St. Camillus
                  Health Center Project), 6.250%, 11/01/18

         910    State of Connecticut Health and Educational Facilities Authority, Revenue      7/08 at 102           AAA     829,811
                  Bonds, Child Care Facilities Program, Series A, 5.000%, 7/01/28

       1,000    State of Connecticut Health and Educational Facilities Authority, Revenue     11/04 at 102           AAA   1,038,950
                  Bonds, Nursing Home Program Issue, Series 1994 (Sharon Health Care
                  Project), 6.250%, 11/01/21

       5,000    State of Connecticut Health and Educational Facilities Authority, Revenue     11/04 at 102           AAA   5,168,350
                  Bonds, Nursing Home Program Issue, Series 1994 (Saint Joseph's Manor
                  Project), 6.250%, 11/01/16

       3,695    State of Connecticut Health and Educational Facilities Authority, Revenue     11/04 at 102           AAA   3,858,541
                  Bonds, Nursing Home Program Issue, Series 1994 (St. Camillus Health
                  Center Project), 6.250%, 11/01/18


______
10

   Principal                                                                             Optional Call                     Market
Amount (000)    Description                                                                Provisions*      Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited (continued)

$  3,000        State of Connecticut Health and Educational Facilities Authority, Revenue     11/04 at 102    AAA        $ 3,121,920
                  Bonds, Nursing Home Program Issue, Series 1994 (The Jewish Home for the
                  Elderly of Fairfield County Project), 6.250%, 11/01/20

                State of Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Nursing Home Program Issue, Series 1994 (Highland View Manor, Inc.
                Project):
   1,500          7.200%, 11/01/10 (Alternative Minimum Tax)                                  11/04 at 102    AAA          1,653,585
   4,200          7.500%, 11/01/16 (Alternative Minimum Tax)                                  11/04 at 102    AAA          4,689,678

                State of Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Nursing Home Program Issue, Series 1994 (Wadsworth Glen Health Care
                Center Project):
   1,100          7.200%, 11/01/10 (Alternative Minimum Tax)                                  11/04 at 102    AAA          1,212,629
   1,000          7.500%, 11/01/16 (Alternative Minimum Tax)                                  11/04 at 102    AAA          1,116,590

   4,115        State of Connecticut Health and Educational Facilities Authority, Revenue     11/06 at 102    AA-          4,278,983
                  Bonds, Nursing Home Program Issue, Series 1996 (Abbott Terrace Health
                  Center Project), 5.750%, 11/01/13

   4,365        State of Connecticut Health and Educational Facilities Authority, Revenue     11/06 at 102    AA           4,469,542
                  Bonds, Nursing Home Program Issue, Series 1996 (3030 Park Fairfield Health
                  Center Project), 6.250%, 11/01/21

   1,150        State of Connecticut, Special Tax Obligation Bonds, Transportation            No Opt. Call    AA-          1,275,017
                  Infrastructure Purposes, 1992 Series B, 6.125%, 9/01/12

                Puerto Rico Highway and Transportation Authority, Transportation Revenue
                Bonds, Series B:
   1,500          5.750%, 7/01/16                                                             7/10 at 101     AAA          1,602,825
   1,000          5.750%, 7/01/19                                                             7/10 at 101     AAA          1,051,390

   2,000        Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands        10/10 at 101    BBB-         2,075,880
                  Gross Receipts Taxes Loan Note), Series 1999A, 6.500%, 10/01/24

     725        Town of Woodstock, Connecticut, Special Obligation Bonds (Woodstock            9/00 at 103    AAA            748,128
                  Academy - 1990 Issue) (General Obligation Bonds), 6.900%, 3/01/06

------------------------------------------------------------------------------------------------------------------------------------
                Transportation - 0.5%

   1,000        City of Hartford, Connecticut, Parking System Revenue Bonds, 2000 Series       7/10 at 100    BBB          1,014,380
                  A, 6.500%, 7/01/25

     250        Puerto Rico Ports Authority, Special Facilities Revenue Bonds, 1996 Series     6/06 at 102    Baa2           255,353
                  A (American Airlines, Inc. Project), 6.250%, 6/01/26 (Alternative
                  Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed - 12.5%

   2,940        State of Connecticut Health and Educational Facilities Authority, Revenue      7/03 at 100    AAA          3,194,780
                  Bonds, University of Hartford Issue, Series C, 8.000%, 7/01/18 (Pre-refunded to 7/01/03)

   1,300        State of Connecticut Health and Educational Facilities Authority, Revenue      1/01 at 101    AAA          1,560,832
                  Bonds, Lutheran General Health Care System (Parkside Lodges Projects),
                  7.375%, 7/01/19

   3,500        State of Connecticut Health and Educational Facilities Authority, Revenue      7/02 at 102    AAA          3,680,705
                  Bonds, Middlesex Hospital Issue, Series G, 6.250%, 7/01/12 (Pre-refunded to 7/01/02)

   1,100        State of Connecticut Health and Educational Facilities Authority, Revenue      7/02 at 102    N/R***       1,151,205
                  Bonds, The William W. Backus Hospital Issue, Series C, 6.000%, 7/01/12
                  (Pre-refunded to 7/01/02)

   2,000        State of Connecticut Health and Educational Facilities Authority, Revenue      7/04 at 102    AAA          2,157,500
                  Bonds, Trinity College Issue, Series D, 6.125%, 7/01/24 (Pre-refunded to 7/01/04)

   2,910        State of Connecticut, Health and Educational Facilities Authority, Revenue     7/03 at 102    BBB-***      3,081,195
                  Bonds, Quinnipiac College Issue, Series D, 6.000%, 7/01/23 (Pre-refunded to 7/01/03)

     180        State of Connecticut, Health and Educational Facilities Authority, Revenue     1/01 at 102    AAA            185,200
                  Bonds, Capital Asset Issue, Series C, 7.000%, 1/01/20 (Pre-refunded to
                  1/01/01)

     285        State of Connecticut Health and Educational Facilities Authority, Revenue      1/01 at 102    AAA            293,214
                  Bonds, Capital Asset Issue, Series C, 7.000%, 1/01/20 (Pre-refunded to
                  1/01/01)

   7,000        Connecticut Development Authority, Health Care Project Refunding Bonds         9/02 at 102    A2***        7,433,720
                  (Duncaster, Inc. Project), 1992 Series, 6.750%, 9/01/15 (Pre-refunded to
                  9/01/02)

   1,605        City of New Haven, Connecticut, General Obligation Bonds, Issue of 1991,       8/01 at 102    AAA          1,683,501
                  7.400%, 8/15/11 (Pre-refunded to 8/15/01)

                City of New Haven, Connecticut, General Obligation Bonds, Issue of 1992:
     400          9.250%, 3/01/02                                                              No Opt. Call   AAA            417,380
   1,000          7.400%, 3/01/12 (Pre-refunded to 3/01/02)                                    3/02 at 102    AAA          1,063,670

____
11

              Portfolio of Investments (Unaudited)
              Nuveen Connecticut Municipal Bond Fund (continued)
              August 31, 2000

Principal                                                                                    Optional Call                  Market
Amount (000)    Description                                                                  Provisions*    Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed (continued)

   $  1,130     Town of Stratford, Connecticut, General Obligation Bonds, 7.300%, 3/01/12      3/01 at 102   N/R***   $    1,168,816
                  (Pre-refunded to 3/01/01)

                City of Waterbury, Connecticut, General Obligation Bonds:
        535       7.250%, 3/01/02 (Pre-refunded to 3/01/01)                                    3/01 at 102   N/R***          553,249
        785       7.300%, 3/01/05 (Pre-refunded to 3/01/01)                                    3/01 at 102   N/R***          811,965
        780       7.400%, 3/01/06 (Pre-refunded to 3/01/01)                                    3/01 at 102   N/R***          807,175
------------------------------------------------------------------------------------------------------------------------------------
                Utilities - 9.6%

      8,000     Bristol Resource Recovery Facility Operating Committee, Solid Waste Revenue    7/05 at 102       A2        8,284,080
                  Refunding Bonds (Ogden Martin Systems of Bristol, Inc. Project - 1995
                  Series), 6.500%, 7/01/14

                Connecticut Resources Recovery Authority, 1991 Series One Subordinated
                (Wallingsford Resource Recovery Project):
        400       6.750%, 11/15/03 (Alternative Minimum Tax)                                   11/01 at 102      AA          416,380
        500       6.800%, 11/15/04 (Alternative Minimum Tax)                                   11/01 at 102      AA          520,225

      5,250     Connecticut Resources Recovery Authority, Corporate Credit Bonds/Tax Exempt    11/02 at 102     BB-        4,854,255
                  Interest (American REF-FUEL Company of Southeastern Connecticut Project),
                  1992 Series A, 6.450%, 11/15/22
                  (Alternative Minimum Tax)

                Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds
                (Wheelabrator Lisbon Project), Series 1993A:

        240       5.250%, 1/01/06 (Alternative Minimum Tax)                                     1/03 at 102     BBB          227,153
      9,665       5.500%, 1/01/20 (Alternative Minimum Tax)                                     1/03 at 102     BBB        8,104,681

------------------------------------------------------------------------------------------------------------------------------------
                Water and Sewer - 2.5%

        770     Connecticut Development Authority, Water Facilities Refunding Revenue Bonds    12/00 at 102      A+          786,690
                  (Bridgeport Hydraulic Company Project), 1990 Series, 7.250%, 6/01/20

      2,000     Connecticut Development Authority, Water Facilities Revenue Refunding Bonds    12/03 at 102     AAA        2,124,020
                  (The Connecticut Water Company Project), 1993 Series, 6.650%, 12/15/20

      1,750     Connecticut Development Authority, Water Facilities Revenue Bonds               4/07 at 102      A+        1,789,353
                  (Bridgeport Hydraulic Company Project), 1995 Series, 6.150%, 4/01/35
                  (Alternative Minimum Tax)

      1,000     State of Connecticut, Clean Water Fund Revenue Bonds, 1991 Series, 7.000%,      1/01 at 102     AAA        1,028,430
                1/01/11
------------------------------------------------------------------------------------------------------------------------------------
   $232,110     Total Investments (cost $225,235,769) - 98.9%                                                            230,797,285
------------------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                       2,486,810
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                     $  233,284,095
                ====================================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**   Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R Investment is not rated.

                                 See accompanying notes to financial statements.

____
12

                   Portfolio of Investments (Unaudited)
                   Nuveen Massachusetts Municipal Bond Fund
                   August 31, 2000

Principal                                                                                      Optional Call                  Market
Amount (000)    Description                                                                    Provisions*      Ratings**     Value
------------------------------------------------------------------------------------------------------------------------------------
                Education and Civic Organizations - 11.0%

$  1,000        Massachusetts Development Finance Agency, Revenue Bonds, YMCA of Greater         11/08 at 102     BBB+    $  902,930
                  Boston Issue, Series 1998, 5.450%, 11/01/28

   3,000        Massachusetts Development Finance Agency, Revenue Bonds, Curry College           3/09 at 101         A     2,786,730
                  Issue, 1999 Series A, 5.500%, 3/01/29

   2,000        Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts           1/10 at 101      BBB      2,068,240
                  College of Pharmacy and Allied Health Sciences Issue, 1999 Series B,
                  6.625%, 7/01/20

   1,000        Massachusetts Health and Educational Facilities Authority, Revenue Bonds,        7/02 at 102      AAA      1,036,010
                  Suffolk University Issue, Series B, 6.350%, 7/01/22


      30        Massachusetts Health and Educational Facilities Authority, Revenue Bonds,        7/01 at 102      AAA         31,124
                  Boston College Issue, Series J, 6.625%, 7/01/21

   1,000        Massachusetts Health and Educational Facilities Authority, Revenue Bonds,       10/08 at 101      AAA        867,420
                  Brandeis University Issue, Series I, 4.750%, 10/01/28

     500        Massachusetts Industrial Finance Agency, Revenue Bonds (Whitehead Institute      7/03 at 102      Aa1        466,120
                  for Biomedical Research - 1993 Issue), 5.125%, 7/01/26

   2,290        Massachusetts Industrial Finance Agency, Revenue and Refunding Bonds, 1995       7/05 at 102      AAA      2,407,477
                  Series A (Lesley College Project), 6.300%, 7/01/25
------------------------------------------------------------------------------------------------------------------------------------
                Healthcare - 13.9%

     495        Massachusetts Health and Educational Facilities Authority, Revenue Bonds,        1/01 at 100        A        496,327
                  Brockton Hospital Issue, Series B, 8.000%, 7/01/07

     500        Massachusetts Health and Educational Facilities Authority, Revenue Bonds,        1/01 at 102      N/R        512,145
                  Series 1989 (Cardinal Cushing General Hospital), 8.875%, 7/01/18

     750        Massachusetts Health and Educational Facilities Authority, Revenue Bonds,        7/02 at 102      AAA        788,993
                  New England Medical Center Hospitals Issue, Series F, 6.625%, 7/01/25

   1,000        Massachusetts Health and Educational Facilities Authority, Revenue Bonds,        7/03 at 102      AAA      1,012,130
                  Lahey Clinic Medical Center Issue, Series B, 5.625%, 7/01/15

                Massachusetts Health and Educational Facilities Authority, Revenue Refunding
                Bonds, Youville Hospital Issue (FHA-Insured Project), Series B:
   2,500          6.000%, 2/15/25                                                                2/04 at 102      Aa2      2,495,150
   2,000          6.000%, 2/15/34                                                                2/04 at 102      Aa2      1,981,120

   2,000        Massachusetts Health and Educational Facilities Authority, Revenue Bonds,        7/08 at 102      AAA      1,796,720
                  Caregroup Issue, Series A, 5.000%, 7/01/25

   1,500        Massachusetts Health and Educational Facilities Authority, Revenue Bonds,        7/08 at 101      AAA      1,280,655
                  Harvard Pilgrim Health Care Issue, Series A, 4.750%, 7/01/22

   3,000        Massachusetts Health and Educational Facilities Authority, Revenue Bonds,        7/10 at 101      BBB      2,967,330
                  Winchester Hospital Issue, Series E, 6.750%, 7/01/30
------------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily - 12.6%

     920        Boston-Mount Pleasant Housing Development Corporation, Multifamily Housing       8/02 at 102      AAA        952,770
                  Refunding Revenue Bonds, Series 1992 A, 6.750%, 8/01/23

   3,000        Massachusetts Development Finance Agency, Assisted Living Revenue Bonds         12/09 at 102      N/R      3,034,470
                  (Prospect House Apartments), Series 1999, 7.000%, 12/01/31 (Alternative
                  Minimum Tax)

   3,700        Massachusetts Housing Finance Agency, Housing Project Revenue Bonds,             4/03 at 102       A+      3,765,009
                  6.375%, 4/01/21

   1,000        Massachusetts Housing Finance Agency, Residential Development Bonds,            11/02 at 102      AAA      1,034,160
                  6.250%, 11/15/14

   1,000        Massachusetts Housing Finance Agency, Residential Development Bonds, 1992        5/02 at 102      AAA      1,046,730
                  Series D, 6.875%, 11/15/21

____
13

               Portfolio of Investments (Unaudited)
               Nuveen Massachusetts Municipal Bond Fund (continued) August 31, 2000

   Principal                                                                                Optional Call                    Market
Amount (000)    Description                                                                   Provisions*   Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily (continued)

$   1,000       Massachusetts Industrial Finance Agency (FHA-Insured Mortgage Loan),          1/08 at 102        AAA    $ 1,002,430
                 Hudner Associates Projects, 5.650%, 1/01/23
    1,250       Somerville Housing Authority (Massachusetts), Mortgage Revenue Bonds,        11/00 at 102        AAA      1,276,375
                 Series 1990 (GNMA Collateralized - Clarendon Hill Towers Project),
                 7.950%, 11/20/30
------------------------------------------------------------------------------------------------------------------------------------
                Long-Term Care - 15.2%

    1,790       Massachusetts Development Finance Agency, Revenue Bonds, The May              9/09 at 102         AA      1,756,885
                 Institute Issue, Series 1999, 5.750%, 9/01/24
    2,900       Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire   8/09 at 101          A      2,919,314
                 Community Services, Inc. Issue, 1999 Series A, 6.250%, 8/15/29
      885       Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     7/03 at 102        AAA        901,390
                 Cable Housing and Health Services Issue, Series A, 5.625%, 7/01/13
    3,285       Massachusetts Health and Educational Facilities Authority, Revenue Refunding  2/07 at 102        Aa2      3,323,763
                 Bonds, Youville Hospital Issue (FHA-Insured Project), Series A, 6.250%,
                 2/15/41
      390       Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue     8/08 at 105        AAA        393,588
                 Bonds (TNG Draper Place Project), Series 1998 (GNMA Collateralized),
                 5.400%, 8/20/12 (Alternative Minimum Tax)
    2,040       Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue     6/09 at 102        AAA      1,916,641
                 Bonds (The Arbors at Taunton Project), Series 1999 (GNMA Collateralized),
                 5.500%, 6/20/40 (Alternative Minimum Tax)
    2,500       Massachusetts Industrial Finance Agency, Health Care Facilities Revenue       5/07 at 102        A-1      2,285,200
                 Bonds, Series 1997B (Jewish Geriatric Services Inc. Obligated Group),
                 5.500%, 5/15/27
    1,015       Massachusetts Industrial Financial Agency, Revenue Bonds, Heights Crossing    2/06 at 102        AAA      1,023,993
                 Limited Partnership Issue (FHA-Insured Project), Series 1995, 6.000%,
                 2/01/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General - 11.5%

      490       Town of Barnstable, Massachusetts, General Obligation Bonds, 5.750%,          9/04 at 102         AA        508,551
                 9/15/14
                Town of Deerfield, Massachusetts, General Obligation School Bonds of 1992,
                School Project Loan, Act of 1948, Bank-Qualified Unlimited Tax:
      420        6.200%, 6/15/09                                                              6/02 at 102         A1        439,790
      415        6.250%, 6/15/10                                                              6/02 at 102         A1        434,538
      135       City of Holyoke, Massachusetts, General Obligation Bonds, 1991 Series A,     No Opt. Call       BBB+        136,381
                 8.000%, 6/01/01
      500       City of Holyoke, Massachusetts, General Obligation School Project Loan, Act   8/01 at 102       Baa1        524,590
                 of 1948, 7.650%, 8/01/09
      750       City of Holyoke, Massachusetts, General Obligation Refunding Bonds, 7.000%,  11/02 at 102       BBB+        792,735
                 11/01/08
      545       City of Lowell, Massachusetts, General Obligation Qualified Bonds, 8.300%,    2/01 at 103        Aa3        570,075
                 2/15/05
    2,500       Massachusetts Bay Transportation Authority, General Transportation System    No Opt. Call         AA      2,948,025
                 Bonds, 1991 Series A, 7.000%, 3/01/21
      600       Massachusetts Bay Transportation Authority, General Transportation System     3/07 at 101         AA        548,508
                 Bonds, 1997 Series D, 5.000%, 3/01/27
      425       South Essex Sewerage District, Massachusetts, General Obligation Bonds,      No Opt. Call       Baa1        429,756
                 9.000%, 12/01/00
                City of Taunton, Massachusetts, General Obligation Bonds (Electric Loan,
                 Act of 1969):
    1,465        8.000%, 2/01/02                                                             No Opt. Call         A3      1,533,606
    1,005        8.000%, 2/01/03                                                             No Opt. Call         A3      1,082,375
    1,000       City of Worcester, Massachusetts, General Obligation Bonds, 6.000%,           8/02 at 102         A-      1,041,910
                 8/01/04
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited - 1.0%

      865       Massachusetts Industrial Finance Agency, Library Revenue Bonds                1/05 at 102        AAA        957,979
                 (Malden Public Library Project), Series 1994, 7.250%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
                Transportation - 2.1%

   10,000       Massachusetts Turnpike Authority, Metropolitan Highway System Revenue        No Opt. Call        AAA      2,034,300
                 Bonds, 1997 Series C (Senior), 0.000%, 1/01/29

____
14

 Principal                                                                                    Optional Call                 Market
Amount (000)  Description                                                                      Provisions*    Ratings**      Value
-----------------------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed - 22.3%

              City of Attleboro, Massachusetts, General Obligation Bonds:
   $    450     6.250%, 1/15/10 (Pre-refunded to 1/15/03)                                      1/03 at 102      A3***    $   477,752
        450     6.250%, 1/15/11 (Pre-refunded to 1/15/03)                                      1/03 at 102      A3***        477,752

      1,000   City of Boston, Massachusetts, General Obligation Bonds, 1991 Series A,          7/01 at 102        AAA      1,039,780
                6.750%, 7/01/11 (Pre-refunded to 7/01/01)

        500   Boston Water and Sewer Commission (Massachusetts), General Revenue Bonds,       11/01 at 102        AAA        525,075
                1991 Series A (Senior Series), 7.000%, 11/01/18 (Pre-refunded to 11/01/01)

        355   City of Haverhill, Massachusetts, General Obligation Bonds, Municipal Purpose   10/01 at 102     BBB***        374,110
                Loan of 1991 Bonds, 7.500%, 10/15/11 (Pre-refunded to 10/15/01)

        250   City of Holyoke, Massachusetts, General Obligation Bonds, 8.150%, 6/15/06        6/02 at 103        AAA       273,428
                (Pre-refunded to 6/15/02)

        445   City of Lowell, Massachusetts, General Obligation Qualified Bonds, 8.400%,       1/01 at 102        Aaa       460,526
                1/15/09 (Pre-refunded to 1/15/01)

      1,000   City of Lynn, Massachusetts, General Obligation Bonds, 7.850%, 1/15/11           1/02 at 104        Aaa     1,084,980
                (Pre-refunded to 1/15/02)

      1,000   Massachusetts Bay Transportation Authority, General Transportation System        3/01 at 102        Aaa     1,033,290
                Bonds, 1991 Series A, 7.000%, 3/01/11 (Pre-refunded to 3/01/01)

        250   Massachusetts Bay Transportation Authority, Certificates of Participation,      12/06 at 100       A***        295,105
                Series 1988, 7.800%, 1/15/14 (Pre-refunded to 12/22/06)

        500   Massachusetts Health and Educational Facilities Authority, Revenue Refunding     9/02 at 102        AAA        530,790
                Bonds, Worcester Polytechnic Institute Issue, Series E, 6.625%, 9/01/17
                (Pre-refunded to 9/01/02)

      2,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,       No Opt. Call        AAA      1,970,800
                Malden Hospital Issue (FHA-Insured Project), Series A, 5.000%, 8/01/16

        700   Massachusetts Health and Educational Facilities Authority, Revenue Bonds         7/06 at 100        Aaa        751,429
                (Daughters of Charity National Health System - The Carney Hospital),
                Series D, 6.100%, 7/01/14 (Pre-refunded to 7/01/06)

      2,750   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New    4/02 at 102        AAA      2,908,565
                England Deaconess Hospital Issue, Series D, 6.875%, 4/01/22 (Pre-refunded to 4/01/02)

      1,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,       11/02 at 102        Aaa      1,064,060
                MetroWest Health, Inc. Issue, Series C, 6.500%, 11/15/18 (Pre-refunded to 11/15/02)

        970   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,        7/01 at 102        AAA      1,007,122
                Boston College Issue, Series J, 6.625%, 7/01/21 (Pre-refunded to 7/01/01)

        635   Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13       1/01 at 100        AAA        991,375

        250   Massachusetts Industrial Finance Agency, Revenue Bonds, College of the Holy      1/02 at 102     AA-***        261,683
                Cross, 1992 Issue,
                6.450%, 1/01/12 (Pre-refunded to 1/01/02)

      1,095   Massachusetts Industrial Finance Agency, Revenue Bonds, Merrimack College        7/02 at 102        AAA      1,169,449
                Issue, Series 1992,

      1,130   City of Peabody, Massachusetts, General Obligation Electric Bonds, 6.950%,       8/01 at 102        AAA      1,179,166
                8/01/09 (Pre-refunded to 8/01/01)

      2,250   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series P, 7.000%,     7/01 at 102        AAA      2,347,493
                7/01/21 (Pre-refunded to 7/01/01)

      1,000   City of Springfield, Massachusetts, General Obligation School Project Loan       9/02 at 102    Baa3***      1,070,390
                Act of 1948 Bonds, Series B, 7.100%, 9/01/11 (Pre-refunded to 9/01/02)
------------------------------------------------------------------------------------------------------------------------------------
              Utilities - 8.9%

      2,700   Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds       12/08 at 102        BBB      2,365,308
                (Ogden Haverhill Project), Series 1998B, 5.500%, 12/01/19
                (Alternative Minimum Tax)

      1,335   Massachusetts Industrial Finance Agency, Resource Recovery Revenue Bonds         7/01 at 103        N/R      1,406,434
                (SEMASS Project), Series 1991A, 9.000%, 7/01/15

      5,420   Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding    12/08 at 102        BBB      4,806,510
                Bonds (Ogden Haverhill Project), Series 1998A, 5.600%, 12/01/19
                (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
   $101,790   Total Investments (cost $93,132,989) - 98.5%                                                                94,384,830
------------------------------------------------------------------------------------------------------------------------------------

_____
15

                     Portfolio of Investments (Unaudited)
                     Nuveen Massachusetts Municipal Bond Fund (continued) August 31, 2000

 Principal                                                                            Optional Call                       Market
Amount (000)    Description                                                            Provisions*      Ratings**          Value
------------------------------------------------------------------------------------------------------------------------------------
                Short-Term Investments - 0.8%

$         800   Massachusetts Health and Educational Facilities Authority (Capital                       VMIG-1         $   800,000
-------------     Asset Program), Variable Rate Demand Bonds, 4.200%, 7/01/05+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.7%                                                                        665,340
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $95,850,170
                ====================================================================================================================






 * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

 **  Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R  Investment is not rated.

 + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

_____
16

                    Portfolio of Investments (Unaudited)
                    Nuveen Massachusetts Insured Municipal Bond Fund August 31, 2000

   Principal                                                                                 Optional Call                Market
Amount (000)    Description                                                                    Provisions*   Ratings**    Value
----------------------------------------------------------------------------------------------------------------------------------
                Education and Civic Organizations - 18.7%

$    1,600      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     10/02 at 102      AAA   $ 1,685,920
                  Northeastern University Issue, Series E, 6.550%, 10/01/22

     1,000      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     10/02 at 100      AAA     1,011,910
                  Boston University Issue, Series M, 6.000%, 10/01/22

        30      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,      7/01 at 102      AAA        31,124
                  Boston College Issue, Series J, 6.625%, 7/01/21

     3,000      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     10/08 at 101      AAA     2,602,260
                  Brandeis University Issue, Series I, 4.750%, 10/01/28

     1,030      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,      7/02 at 102      AAA     1,059,942
                  Bentley College Issue, Series I, 6.125%, 7/01/17

     2,000      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     10/09 at 101      AAA     1,824,620
                  Northeastern University Issue, Series I, 5.000%, 10/01/29

     1,000      Massachusetts Industrial Finance Agency, Revenue Bonds, College of the Holy    3/06 at 102      AAA       997,980
                  Cross - 1996 Issue, 5.500%, 3/01/20

       420      Massachusetts Industrial Finance Agency, Revenue Bonds, Babson College        10/05 at 102      AAA       445,595
                  Issue, Series 1995A, 5.800%, 10/01/10

     1,000      Massachusetts Industrial Finance Agency, Revenue Refunding Bonds, Mount        7/01 at 102      AAA     1,034,890
                  Holyoke College Issue, Series 1992A, 6.300%, 7/01/13

     2,470      Massachusetts Industrial Finance Agency, Revenue Bonds, Western New England    7/08 at 102      AAA     2,236,313
                  College Issue, Series 1998, 5.000%, 7/01/28

----------------------------------------------------------------------------------------------------------------------------------
                Healthcare - 13.3%

     1,500      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,      7/02 at 102      AAA     1,577,985
                  New England Medical Center Hospitals Issue, Series F, 6.625%, 7/01/25

     1,700      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,      7/03 at 102      AAA     1,720,621
                  Lahey Clinic Medical Center Issue, Series B, 5.625%, 7/01/15

     1,000      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,      7/06 at 102      AAA     1,020,230
                  Baystate Medical Center Issue, Series E, 6.000%, 7/01/26

     2,000      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,      7/08 at 102      AAA     1,796,720
                  Caregroup Issue, Series A, 5.000%, 7/01/25

       130      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,      1/01 at 101      AAA       131,576
                  Capital Asset Program, Series G2, 7.200%, 7/01/09

       505      Massachusetts Health and Educational Facilities Authority, Revenue Bonds,      7/02 at 102      AAA       530,159
                  South Shore Hospital Issue, Series D, 6.500%, 7/01/22

     2,290      Puerto Rico Industrial, Tourist, Educational, Medical and Environmental        1/05 at 102      AAA     2,422,820
                  Control Facilities Financing Authority, Hospital Revenue Bonds, 1995 Series
                  A (Hospital Auxilio Mutuo Obligated Group Project), 6.250%, 7/01/16
----------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily - 16.6%

     2,000      Massachusetts Development Finance Agency, Assisted Living Facility Revenue     9/10 at 105      AAA     2,314,620
                  Bonds (The Monastery at West Springfield Project) (GNMA Collateralized),
                  Series 1999A, 7.625%, 3/20/41 (Alternative Minimum Tax)

     2,500      Massachusetts Development Finance Authority, Revenue Bonds, Series 2000A      10/11 at 105      AAA     2,757,675
                  (GNMA Collateralized - VOA Concord Assisted Living, Inc. Project), 6.900%,
                  10/20/41 (Alternative Minimum Tax)

     1,500      Massachusetts Housing Finance Agency, Housing Development Bonds, 1998          6/08 at 101      AAA     1,460,250
                  Series A, 5.375%, 6/01/16 (Alternative Minimum Tax)

_____
17

          Portfolio of Investments (Unaudited)
          Nuveen Massachusetts Insured Municipal Bond Fund (continued) August 31, 2000

   Principal                                                                               Optional Call                    Market
Amount (000)    Description                                                                 Provisions*     Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily (continued)

  $   205       Massachusetts Housing Finance Agency, Housing Revenue Bonds, 1989 Series A,  12/00 at 102        AAA     $  209,795
                 7.600%, 12/01/16
    1,000       Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue         7/07 at 101        AAA        956,420
                 Bonds, 1997 Series C, 5.625%, 7/01/40 (Alternative Minimum Tax)
    2,915       Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue         1/05 at 102        AAA      3,097,654
                 Bonds, 1995 Series A (FHA-Insured Mortgage Loans), 7.350%, 1/01/35
                 (Alternative Minimum Tax)
      640       Massachusetts Industrial Finance Agency (FHA-Insured Mortgage Loan), Hudner   1/08 at 102        AAA        641,555
                 Associates Projects, 5.650%, 1/01/23
------------------------------------------------------------------------------------------------------------------------------------
                Long-Term Care - 6.0%

    3,185       Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue    12/07 at 102        AAA      3,199,810
                 Bonds (The Arbors at Amherst Project), Series 1997 (GNMA Collateralized),
                 5.950%, 6/20/39 (Alternative Minimum Tax)
    1,000       Massachusetts Industrial Finance Agency, Assisted Living Facility Revenue     6/09 at 102        AAA        939,530
                 Bonds (The Arbors at Taunton Project), Series 1999 (GNMA Collateralized),
                 5.500%, 6/20/40 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General - 17.5%

      250       Town of Groveland, Massachusetts, General Obligation Bonds, 6.900%, 6/15/07   6/01 at 102        AAA        259,550
    1,000       City of Haverhill, Massachusetts, General Obligation Hospital Refunding       9/01 at 102        AAA      1,039,610
                 Bonds, Series A, 6.700%, 9/01/10
    2,625       City of Lowell, Massachusetts, General Obligation State Qualified Bonds,     11/03 at 102        AAA      2,706,953
                 5.600%, 11/01/12
    1,025       City of Lynn, Massachusetts, General Obligation Bonds, 6.750%, 1/15/02       No Opt. Call        AAA      1,057,677
    1,000       Town of Mansfield, Massachusetts, General Obligation Bonds, 6.700%, 1/15/11   1/02 at 102        AAA      1,051,030
       80       Massachusetts Bay Transportation Authority, General Transportation System     9/00 at 102        AAA         81,780
                 Bonds, 7.250%, 3/01/03
    1,500       Town of Monson, Massachusetts, General Obligation Bonds, Bank-Qualified      No Opt. Call        AAA      1,600,050
                 Unlimited Tax School Refunding Bonds, 5.500%, 10/15/10
      190       Town of Northfield, Massachusetts, General Obligation Bonds, Municipal       10/01 at 102        AAA        197,663
                 Purpose Loan of 1992, Bank-Qualified, 6.350%, 10/15/09
      440       Quaboag Regional School District, General Obligation Bonds, 6.250%, 6/15/08   6/02 at 102        AAA        461,107
                 City of Salem, Massachusetts, General Obligation Bonds:
      500        6.800%, 8/15/09                                                              8/01 at 102        AAA        520,785
      900        6.000%, 7/15/10                                                              7/02 at 102        AAA        939,492
      220       Taunton, Massachusetts, General Obligation Bonds, 6.800%, 9/01/09             9/01 at 103        AAA        231,475
      455       Town of Wareham, Massachusetts, General Obligation School Bonds, 7.050%,      1/01 at 103        AAA        472,941
                1/15/07
      215       Town of Whately, Massachusetts, General Obligation Bonds, 6.350%, 1/15/09     1/02 at 102        AAA        224,408
    1,210       Town of Winchendon, Massachusetts, Unlimited Tax, General Obligation Bonds,   3/03 at 102        AAA      1,271,928
                 3/15/10
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited - 2.3%

    1,405       Massachusetts Industrial Finance Agency, Library Revenue Bonds (Malden        1/05 at 102        AAA      1,556,023
                 Public Library Project), Series 1994, 7.250%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
                Transportation - 2.8%

    9,500       Massachusetts Turnpike Authority, Metropolitan Highway System Revenue        No Opt. Call        AAA      1,932,585
                 Bonds, 1997 Series C (Senior), 0.000%, 1/01/29
------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed - 17.0%

    1,000       City of Boston, Massachusetts, General Obligation Bonds, 1991 Series A,       7/01 at 102        AAA      1,039,780
                 6.750%, 7/01/11 (Pre-refunded to 7/01/01)
      500       City of Fall River, Massachusetts, General Obligation Bonds, 7.200%,          6/01 at 102        AAA        520,560
                 6/01/10 (Pre-refunded to 6/01/01)
      250       City of Holyoke, Massachusetts, General Obligation Bonds, 8.150%, 6/15/06     6/02 at 103        AAA        273,428
                (Pre-refunded to 6/15/02)
      250       Lynn, Massachusetts, Water and Sewer Commission, General Revenue Bonds,      12/00 at 102        AAA        256,765
                 1990 Series A, 7.250%, 12/01/10 (Pre-refunded to 12/01/00)

______
18

   Principal                                                                               Optional Call                    Market
Amount (000)    Description                                                                 Provisions*     Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed (continued)

                The Commonwealth of Massachusetts, General Obligation Bonds,
                 Consolidated Loan of 1992, Series A:

    $      25    6.500%, 6/01/08 (Pre-refunded to 6/01/02)                                    6/02 at 101        AAA   $     26,159
          860    6.000%, 6/01/13 (Pre-refunded to 6/01/02)                                    6/02 at 100        AAA        884,691
          340   Massachusetts State, General Obligation Bonds, Consolidated Loan, Series      6/02 at 100        AAA        349,761
                 1992-A, 6.000%, 6/01/13 (Pre-refunded to 6/01/02)
          500   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,    10/01 at 102        AAA        523,310
                 Berklee College of Music Issue, Series C, 6.875%, 10/01/21 (Pre-refunded to 10/01/01)
        1,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     7/01 at 102        AAA      1,039,620
                 Brigham and Women's Hospital Issue, Series D, 6.750%, 7/01/24
                 (Pre-refunded to 7/01/01)
          970   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     7/01 at 102        AAA      1,007,122
                 Boston College Issue, Series J, 6.625%, 7/01/21 (Pre-refunded to 7/01/01)
          970   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     7/02 at 102        AAA      1,018,849
                 Bentley College Issue, Series I, 6.125%, 7/01/17 (Pre-refunded to 7/01/02)
           15   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     1/01 at 102        AAA         15,293
                 Capital Asset Program Series G2, 7.200%, 7/01/09 (Pre-refunded to 1/01/01)
          495   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,     7/02 at 102        AAA        523,166
                 South Shore Hospital Issue, Series D, 6.500%, 7/01/22 (Pre-refunded to
                 7/01/02)
        1,000   Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13    1/01 at 100        AAA      1,561,220
          500   Town of Monson, Massachusetts, General Obligation School Project Loan Act    10/00 at 102        AAA        512,020
                 of 1948 Bonds, 7.700%, 10/15/10 (Pre-refunded to 10/15/00)

                Southern Berkshire Regional School District, General Obligation Bonds:
         515     7.500%, 4/15/07 (Pre-refunded to 4/15/02)                                    4/02 at 102        AAA        550,262
       1,145     7.000%, 4/15/11 (Pre-refunded to 4/15/02)                                    4/02 at 102        AAA      1,220,089
         250    City of Westfield, Massachusetts, General Obligation Bonds, 7.100%,          12/00 at 102        AAA        256,983
                 12/15/08 (Pre-refunded to 12/15/00)
         160    City of Worcester, Massachusetts, General Obligation Bonds, 6.900%,           5/02 at 102        AAA        169,783
                 5/15/07 (Pre-refunded to 5/15/02)
------------------------------------------------------------------------------------------------------------------------------------
                Utilities - 1.9%

       1,300    Massachusetts Municipal Wholesale Electric Company, Power Supply System       7/03 at 102        AAA      1,312,402
                 Revenue Bonds, 1993 Series A, 5.000%, 7/01/10
------------------------------------------------------------------------------------------------------------------------------------
    $ 72,180    Total Investments (cost $64,738,582) - 96.1%                                                             66,374,294
============------------------------------------------------------------------------------------------------------------------------
                Short-Term Investments - 1.4%

    $  1,000    Massachusetts Health and Educational Facilities Authority (Capital Asset                      VMIG-1      1,000,000
============
                 Program Series B), Variable Rate Demand Bonds, 4.200%, 7/01/05+
                ====================================================================================================================
                Other Assets Less Liabilities - 2.5%                                                                      1,684,378
                ====================================================================================================================
                Net Assets - 100%                                                                                      $ 69,058,672
                ====================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

 * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

 + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.
______
19

                      Statement of Net Assets (Unaudited)
                      August 31, 2000

                                                                                                                      Massachusetts
                                                                                     Connecticut    Massachusetts          Insured
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                             $   230,797,285   $    94,384,830   $   66,374,294
Temporary investments in short-term municipal securities, at amortized cost,
which approximates market value                                                               --           800,000        1,000,000
Cash                                                                                          --                --          324,577
Receivables:
   Interest                                                                            3,752,202         1,345,984          999,818
   Investments sold                                                                           --           371,184          564,000
   Shares sold                                                                           163,912             4,382               --
Other assets                                                                               3,605               850              105
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                      234,717,004        96,907,230       69,262,794
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                           521,476           594,467               --
Payable for shares redeemed                                                              245,121            52,549            4,446
Accrued expenses:
   Management fees                                                                       107,336            42,777           31,880
   12b-1 distribution and service fees                                                    57,600             9,668            4,388
   Other                                                                                  64,678            62,972           54,955
Dividends payable                                                                        436,698           294,627          108,453
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                   1,432,909         1,057,060          204,122
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                       $   233,284,095   $    95,850,170   $   69,058,672
====================================================================================================================================
Class A Shares
Net assets                                                                       $   197,918,872   $    17,950,847   $   12,856,271
Shares outstanding                                                                    19,239,190         1,884,270        1,277,024
Net asset value and redemption price per share                                   $         10.29   $          9.53   $        10.07
Offering price per share (net asset value per share plus maximum sales
   charge of 4.20% of offering price)                                            $         10.74   $          9.95   $        10.51
====================================================================================================================================
Class B Shares
Net assets                                                                       $    17,612,425   $     3,691,472   $    1,737,323
Shares outstanding                                                                     1,715,540           386,551          172,439
Net asset value, offering and redemption price per share                         $         10.27   $          9.55   $        10.08
====================================================================================================================================
Class C Shares
Net assets                                                                       $    15,937,864   $     6,355,093   $    1,263,240
Shares outstanding                                                                     1,551,576           670,844          125,740
Net asset value, offering and redemption price per share                         $         10.27   $          9.47   $        10.05
====================================================================================================================================
Class R Shares
Net assets                                                                       $     1,814,934   $    67,852,758   $   53,201,838
Shares outstanding                                                                       175,989         7,137,725        5,278,694
Net asset value, offering and redemption price per share                         $         10.31   $          9.51   $        10.08
====================================================================================================================================


                                 See accompanying notes to financial statements.

_____
20

                      Statement of Operations (Unaudited)
                      Six Months Ended August 31, 2000

                                                                                                                      Massachusetts
                                                                                 Connecticut       Massachusetts            Insured
------------------------------------------------------------------------------------------------------------------------------------
Investment Income                                                                $  7,070,254       $  2,923,545       $  2,027,110
------------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                       628,808            256,868            184,852
12b-1 service fees - Class A                                                          196,705             17,335             12,371
12b-1 distribution and service fees - Class B                                          79,983             17,813              7,732
12b-1 distribution and service fees - Class C                                          59,497             20,084              5,114
Shareholders' servicing agent fees and expenses                                        61,747             54,011             38,392
Custodian's fees and expenses                                                          32,484             29,841             25,544
Trustees' fees and expenses                                                             4,520              1,774              1,635
Professional fees                                                                       5,929              6,951              7,701
Shareholders' reports - printing and mailing expenses                                  12,024             15,923             27,500
Federal and state registration fees                                                     8,122              9,628              4,747
Other expenses                                                                          5,796              2,636             11,943
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                1,095,615            432,864            327,531
   Custodian fee credit                                                               (15,360)            (4,632)            (3,275)
   Expense reimbursement                                                                   --            (22,726)                --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                        1,080,255            405,506            324,256
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               5,989,999          2,518,039          1,702,854
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                                 (30,222)          (160,512)            75,359
Net change in unrealized appreciation or depreciation of investments                7,368,616          2,884,993          1,969,514
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                           7,338,394          2,724,481          2,044,873
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                       $ 13,328,393       $  5,242,520       $  3,747,727
====================================================================================================================================

                                 See accompanying notes to financial statements.

_____
21

                Statement of Changes in Net Assets (Unaudited)

                                                     Connecticut                 Massachusetts             Massachusetts Insured
                                          -----------------------------   ---------------------------   ---------------------------
                                             Six Months         Year        Six Months        Year       Six Months         Year
                                               Ended           Ended          Ended          Ended         Ended           Ended
                                              8/31/00         2/29/00        8/31/00        2/29/00       8/31/00         2/29/00
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                     $   5,989,999   $  12,145,044   $  2,518,039    $ 5,075,644   $  1,702,854   $  3,536,321
Net realized gain (loss) from
   investment transactions                      (30,222)        (98,153)      (160,512)      (155,666)        75,359         51,955
Net change in unrealized appreciation
   or depreciation of investments             7,368,616     (21,884,560)     2,884,993     (8,116,602)     1,969,514      (5,572,24)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                           13,328,393      (9,837,669)     5,242,520     (3,196,624)     3,747,727     (1,983,965)
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders
From undistributed net investment
   income:
   Class A                                   (5,144,966)    (10,657,962)      (463,257)      (834,612)      (312,490)      (585,940)
   Class B                                     (374,035)       (614,284)       (86,204)      (159,314)       (34,923)       (65,676)
   Class C                                     (370,603)       (782,580)      (127,460)      (228,951)       (30,843)       (69,087)
   Class R                                      (43,413)        (59,079)    (1,858,850)    (3,792,977)    (1,357,893)    (2,780,997)
From accumulated net realized gains
   from investment transactions:
   Class A                                           --              --             --             --             --        (12,128)
   Class B                                           --              --             --             --             --         (1,527)
   Class C                                           --              --             --             --             --         (1,532)
   Class R                                           --              --             --             --             --        (52,493)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders             (5,933,017)    (12,113,905)    (2,535,771)    (5,015,854)    (1,736,149)    (3,569,380)
-----------------------------------------------------------------------------------------------------------------------------------

Fund Share Transactions
Net proceeds from sale of shares              8,644,237      31,868,633      5,227,529     12,772,381      3,702,695      5,630,264
Net proceeds from shares issued to
    shareholders due to reinvestment
    of distributions                          2,570,412       5,335,507      1,708,166      3,409,712      1,174,417      2,440,826
-----------------------------------------------------------------------------------------------------------------------------------
                                             11,214,649      37,204,140      6,935,695     16,182,093      4,877,112      8,071,090
Cost of shares redeemed                     (15,190,698)    (34,509,563)    (5,121,536)   (14,446,618)    (3,757,791)    (8,404,016)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from Fund share transactions              (3,976,049)      2,694,577      1,814,159      1,735,475      1,119,321       (332,926)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets         3,419,327     (19,256,997)     4,520,908     (6,477,003)     3,130,899     (5,886,271)
Net assets at the beginning of period       229,864,768     249,121,765     91,329,262     97,806,265     65,927,773     71,814,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period           $ 233,284,095   $ 229,864,768   $ 95,850,170   $ 91,329,262   $ 69,058,672   $ 65,927,773
===================================================================================================================================
Balance of undistributed net investment
   income at the end of period            $     103,177   $      46,195   $     99,561   $    117,293   $     33,679   $     66,974
===================================================================================================================================


                                 See accompanying notes to financial statements.

_____
22

Notes to Financial Statements (Unaudited)






1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Connecticut Municipal Bond Fund ("Connecticut"), the Nuveen Massachusetts Municipal Bond Fund ("Massachusetts") and the Nuveen Massachusetts Insured Municipal Bond Fund ("Massachusetts Insured") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2000, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Net realized capital gains and market discount distributions are subject to federal taxation.

Insurance

Massachusetts Insured invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio


_____
23

Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 2000.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

_____
24

2. Fund Shares

Transactions in Fund shares were as follows:
                                            Connecticut                                            Massachusetts
                      -------------------------------------------------------  ----------------------------------------------------
                         Six Months Ended                 Year Ended              Six Months Ended                Year Ended
                              8/31/00                       2/29/00                    8/31/00                     2/29/00
                      -------------------------   ---------------------------  ------------------------    ------------------------
                           Shares       Amount       Shares        Amount        Shares       Amount        Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold:
    Class A               498,659   $  5,024,005   1,760,501    $ 18,283,345     117,664   $ 1,100,743       555,350   $  5,352,717
    Class B               185,347      1,861,220     717,184       7,460,912      29,861       278,838       122,296      1,198,347
    Class C               132,243      1,325,734     539,467       5,653,475     178,070     1,654,496       324,709      3,157,803
    Class R                42,943        433,278      45,537         470,901     234,909     2,193,452       317,025      3,063,514
Shares issued to shareholders
due to reinvestment of
 distributions:
    Class A               214,365      2,155,833      437,447      4,555,256      31,411       293,229        56,499        543,920
    Class B                17,623        176,907       29,721        307,191       3,850        36,025         6,865         66,174
    Class C                20,993        210,732       41,923        435,212       7,448        69,165        13,836        132,246
    Class R                 2,672         26,940        3,634         37,848     140,617     1,309,747       277,062      2,667,372
-----------------------------------------------------------------------------------------------------------------------------------
                        1,114,845     11,214,649    3,575,414     37,204,140     743,830     6,935,695     1,673,642     16,182,093
-----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
   Class A             (1,189,117)   (11,968,265)  (2,731,832)   (28,162,520)    (81,491)     (762,063)     (297,369)    (2,832,789)
   Class B                (89,913)      (902,635)    (176,175)    (1,782,560)    (49,249)     (463,179)      (46,593)      (444,503)
   Class C               (228,521)    (2,284,310)    (443,381)    (4,513,336)    (28,633)     (265,978)     (193,535)    (1,827,478)
   Class R                 (3,500)       (35,488)      (4,904)       (51,147)   (389,933)   (3,630,316)     (977,765)    (9,341,848)
-----------------------------------------------------------------------------------------------------------------------------------
                       (1,511,051)   (15,190,698)  (3,356,292)   (34,509,563)   (549,306)   (5,121,536)   (1,515,262)   (14,446,618)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)  (396,206)  $ (3,976,049)     219,122   $  2,694,577     194,524   $ 1,814,159       158,380   $  1,735,475
===================================================================================================================================
                                                                                               Massachusetts Insured
                                                                                 -----------------------------------------------
                                                                                  Six Months Ended               Year Ended
                                                                                       8/31/00                     2/29/00
                                                                                 ---------------------       -------------------
                                                                                 Shares       Amount         Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold:
    Class A                                                                      109,687   $ 1,084,393       254,753   $  2,598,020
    Class B                                                                       19,625       195,905        45,211        450,067
    Class C                                                                        6,269        61,688        35,202        357,973
    Class R                                                                      237,486     2,360,709       219,986      2,224,204
Shares issued to shareholders due to reinvestment of distributions:

    Class A                                                                       19,099       188,338        34,368        347,267
    Class B                                                                          565         5,570         1,344         13,625
    Class C                                                                        2,203        21,688         4,699         47,584
    Class R                                                                       97,135       958,821       200,374      2,032,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 492,069     4,877,112       795,937      8,071,090
-----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
    Class A                                                                      (78,169)     (769,842)     (121,499)    (1,226,864)
    Class B                                                                       (6,296)      (62,139)      (43,851)      (439,599)
    Class C                                                                      (21,702)     (215,653)      (59,605)      (598,631)
    Class R                                                                     (273,865)   (2,710,157)     (609,886)    (6,138,922)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                (380,032)   (3,757,791)     (834,841)    (8,404,016)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                          112,037   $ 1,119,321       (38,904)  $   (332,926)
===================================================================================================================================
3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid October 2, 2000, to share-
holders of record on September 8, 2000, as follows:

                                                                                                                      Massachusetts
                                                                 Connecticut             Massachusetts                      Insured
-----------------------------------------------------------------------------------------------------------------------------------
Dividend per share:
   Class A                                                        $    .0445                $    .0420                    $   .0420
   Class B                                                             .0380                     .0360                        .0355
   Class C                                                             .0395                     .0375                        .0370
   Class R                                                             .0460                     .0435                        .0435
===================================================================================================================================

____
25

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the six months ended August 31, 2000, were as follows:

                                                                                                                      Massachusetts
                                                                 Connecticut                 Massachusetts                  Insured
-----------------------------------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                              $  10,730,092                 $   6,667,651            $   2,664,125
   Short-term municipal securities                                        --                     1,800,000                1,000,000

Sales and maturities:

   Long-term municipal securities                                 10,480,988                     5,499,580                3,445,400
   Short-term municipal securities                                        --                     1,000,000                       --
===================================================================================================================================

At August 31, 2000, the identified cost of investments owned for federal income tax purposes were as follows:

                                                                                                                      Massachusetts
                                                                 Connecticut                 Massachusetts                  Insured
-----------------------------------------------------------------------------------------------------------------------------------
                                                               $ 225,235,769                 $  94,193,952             $ 65,745,285
===================================================================================================================================

At February 29, 2000, the Funds' last fiscal year end, Connecticut and Massachusetts had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                               Connecticut            Massachusetts
-----------------------------------------------------------------------------------------------------------------------------------
Expiration year:
   2003                                                                                      $     810,300             $         --
   2004                                                                                                 --                  414,343
   2005                                                                                                 --                  156,261
   2006                                                                                                 --                       --
   2007                                                                                                 --                       --
   2008                                                                                             98,153                       --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                        $     908,453             $    570,604
-----------------------------------------------------------------------------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2000, were as follows:

                                                                                                                      Massachusetts
                                                                 Connecticut                 Massachusetts                  Insured
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                                $   8,864,207                 $  2,964,829             $   2,373,109
   depreciation                                                   (3,302,691)                  (1,973,951)                 (744,100)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                    $   5,561,516                 $    990,878             $   1,629,009
===================================================================================================================================

6. Management Fee and Other Transactions with Affiliates

Under the Trusts' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund:

Average Daily Net Assets                                                                                             Management Fee
------------------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                               .5500 of 1%
For the next $125 million                                                                                                .5375 of 1
For the next $250 million                                                                                                .5250 of 1
For the next $500 million                                                                                                .5125 of 1
For the next $1 billion                                                                                                  .5000 of 1
For net assets over $2 billion                                                                                           .4750 of 1
====================================================================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net assets of Massachusetts and .975 of 1% of the average daily net assets of Massachusetts Insured, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be terminated at any time at its discretion.

____
26

During the six months ended August 31, 2000, the Distributor collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                                 Massachusetts
                                    Connecticut  Massachusetts         Insured
------------------------------------------------------------------------------

Sales charges collected                 $83,664        $12,739         $10,523
Paid to authorized dealers               74,039         11,095           9,161
==============================================================================
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended August 31, 2000, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                                                 Massachusetts
                                    Connecticut  Massachusetts         Insured
------------------------------------------------------------------------------
Commission advances                     $80,869        $27,192         $ 8,436
==============================================================================
To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2000, the Distributor retained such 12b-1 fees as follows:


                                                                 Massachusetts
                                    Connecticut  Massachusetts         Insured
------------------------------------------------------------------------------
12b-1 fees retained                  $   79,190       $ 20,382         $ 6,870
==============================================================================
The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2000, as follows:


                                                                 Massachusetts
                                    Connecticut  Massachusetts         Insured
------------------------------------------------------------------------------
CDSC retained                       $    36,517        $ 9,516        $  1,717
==============================================================================
7. Composition of Net Assets
At August 31, 2000, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                  Massachusetts
                                       Connecticut  Massachusetts       Insured
-------------------------------------------------------------------------------
Capital paid-in                      $ 228,558,077   $ 95,490,847  $ 67,320,370
Balance of undistributed
 net investment income                     103,177         99,561        33,679
Accumulated net realized gain (loss)
 from investment transactions             (938,675)      (992,079)       68,911
Net unrealized appreciation of
 investments                             5,561,516      1,251,841     1,635,712
-------------------------------------------------------------------------------
Net assets                           $ 233,284,095   $ 95,850,170  $ 69,058,672
===============================================================================

     _____
     27

         Financial Highlights (Unaudited)

         Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                              Investment Operations             Less Distributions
                                              ---------------------             ------------------
                                                          Net
CONNECTICUT                                        Unrealized
                      Beginning           Net       Realized/                         Net                          Ending
Year Ended            Net Asset    Investment      Investment                  Investment     Capital           Net Asset      Total
February 28/29            Value        Income      Gain (Loss)     Total           Income       Gains     Total     Value  Return(a)
-----------------------------------------------------------------------------------------------------------------------------------
Class A (7/87)**
   2001 (d)          $   9.96          $  .27         $   .33     $  .60       $    (.27)      $   --  $  (.27)   $ 10.29     6.05%
   2000                 10.90             .53            (.94)      (.41)           (.53)          --     (.53)      9.96    (3.84)
   1999                 10.85             .53             .06        .59            (.54)          --     (.54)     10.90     5.51
   1998                 10.51             .56             .34        .90            (.56)          --     (.56)     10.85     8.75
   1997 (e)             10.23             .42             .28        .70            (.42)          --     (.42)     10.51     6.96
   1996 (f)             10.38             .57            (.14)       .43            (.58)          --     (.58)     10.23     4.18
   1995 (f)             10.17             .58             .22        .80            (.59)          --     (.59)     10.38     8.21
Class B (2/97)
   2001 (d)              9.94             .23             .33        .56            (.23)          --     (.23)     10.27     5.66
   2000                 10.88             .45            (.94)      (.49)           (.45)          --     (.45)      9.94    (4.57)
   1999                 10.83             .46             .05        .51            (.46)          --     (.46)     10.88     4.77
   1998                 10.51             .48             .32        .80            (.48)          --     (.48)     10.83     7.76
   1997 (g)             10.53             .04            (.02)       .02            (.04)          --     (.04)     10.51      .19
Class C (10/93)**
   2001 (d)              9.95             .24             .32        .56            (.24)          --     (.24)     10.27     5.64
   2000                 10.88             .47            (.93)      (.46)           (.47)          --     (.47)      9.95    (4.31)
   1999                 10.83             .48             .05        .53            (.48)          --     (.48)     10.88     4.94
   1998                 10.49             .50             .34        .84            (.50)          --     (.50)     10.83     8.17
   1997 (e)             10.22             .38             .27        .65            (.38)          --     (.38)     10.49     6.43
   1996 (f)             10.36             .52            (.14)       .38            (.52)          --     (.52)     10.22     3.71
   1995 (f)             10.16             .53             .20        .73            (.53)          --     (.53)     10.36     7.53
Class R (2/97)
   2001 (d)              9.99             .28             .31        .59            (.27)          --     (.27)     10.31     6.03
   2000                 10.93             .55            (.94)      (.39)           (.55)          --     (.55)      9.99    (3.63)
   1999                 10.87             .56             .06        .62            (.56)          --     (.56)     10.93     5.83
   1998                 10.51             .58             .36        .94            (.58)          --     (.58)     10.87     9.17
   1997 (g)             10.55             .01            (.05)      (.04)             --           --       --      10.51     (.38)
===================================================================================================================================

                                             Ratios/Supplemental Data
                      --------------------------------------------------------------------------------------------------------------
                                     Before Credit/                  After                          After Credit/
                                     Reimbursement              Reimbursement(b)                   Reimbursement(c)
                                  --------------------------------------------------------------------------------------
                                                    Ratio                             Ratio                        Ratio
                                    Ratio of       of Net                            of Net                       of Net
                                    Expenses   Investment          Ratio of      Investment      Ratio of     Investment
                        Ending            to    Income to       Expenses to       Income to   Expenses to      Income to  Portfolio
                    Net Assets       Average      Average           Average         Average       Average        Average   Turnover
                         (000)    Net Assets   Net Assets        Net Assets      Net Assets    Net Assets     Net Assets       Rate
-----------------------------------------------------------------------------------------------------------------------------------
Class A (7/87)**
   2001 (d)       $   197,919            .86%*       5.26%*             .86%*          5.26%*         .84%*         5.28%*        5%
   2000               196,416            .88         5.09               .88            5.09           .87           5.10         22
   1999               220,721            .90         4.88               .86            4.92           .86           4.92          7
   1998               216,436            .85         5.15               .78            5.22           .78           5.22         12
   1997 (e)           209,873           1.02*        5.18*              .79*           5.41*          .79*          5.41*        20
   1996 (f)           202,219           1.03         5.23               .74            5.52           .74           5.52         24
   1995 (f)           203,210           1.03         5.54               .73            5.84           .73           5.84         25
Class B (2/97)
   2001 (d)            17,612           1.61*        4.51*             1.61*           4.51*         1.59*          4.52*         5
   2000                15,931           1.63         4.37              1.63            4.37          1.63           4.38         22
   1999                11,223           1.64         4.14              1.62            4.16          1.61           4.17          7
   1998                 3,713           1.61         4.34              1.52            4.43          1.52           4.43         12
   1997 (g)               102           1.59*        6.61*             1.12*           7.08*         1.12*          7.08*        20
Class C (10/93)**
   2001 (d)            15,938           1.41*        4.71*             1.41*           4.71*         1.39*          4.72*         5
   2000                16,181           1.43         4.54              1.43            4.54          1.42           4.55         22
   1999                16,198           1.45         4.33              1.41            4.37          1.41           4.37          7
   1998                11,586           1.41         4.59              1.33            4.67          1.33           4.67         12
   1997 (e)             7,087           1.57*        4.65*             1.34*           4.88*         1.34*          4.88*        20
   1996 (f)             7,243           1.58         4.67              1.29            4.96          1.29           4.96         24
   1995 (f)             5,536           1.58         4.97              1.28            5.27          1.28           5.27         25
Class R (2/97)
   2001 (d)             1,815            .66*        5.47*              .66*           5.47*          .64*          5.48*         5
   2000                 1,337            .68         5.31               .68            5.31           .67           5.32         22
   1999                   979            .69         5.09               .66            5.12           .66           5.13          7
   1998                   590            .66         5.29               .57            5.38           .57           5.38         12
   1997 (g)                --             --        10.97*               --           10.97*           --          10.97*        20
====================================================================================================================================

 *   Annualized.
** Information included prior to the nine months ended February 28, 1997, reflects the financial highlights of Flagship Connecticut Double Tax Exempt.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)  After expense reimbursement from the investment adviser, where applicable.
(c)  After custodian fee credit and expense reimbursement, where applicable.
(d)  For the six months ended August 31, 2000.
(e)  For the nine months ended February 28.
(f)  For the fiscal year ended May 31.
(g)  From commencement of class operations as noted.

     ______
     28

                   Selected data for a share outstanding throughout each period:

Class (Inception Date)

                          Investment Operations    Less Distributions
                          ---------------------    ------------------                                           -------------------
                                                                                                                   Before Credit/
                                                                                                                    Reimbursement
                                                                                                                -------------------
                                                                                                                             Ratio
                                                                                                                            of Net
                                            Net                                                                            Invest-
MASSACHUSETTS                         Realized/                                                                  Ratio of     ment
                                     Unrealized                                                                  Expenses   Income
                Beginning      Net      Invest-               Net                   Ending             Ending         to        to
                      Net  Invest-         ment           Invest-                      Net                Net    Average   Average
Year Ended          Asset     ment         Gain              ment   Capital          Asset   Total     Assets        Net       Net
February 28/29,     Value   Income       (Loss)   Total    Income   Gains    Total   Value  Return(a)   (000)     Assets    Assets
-----------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
   2001 (d)       $  9.26   $ .25       $  .27    $ .52   $ (.25)   $ --    $(.25)  $ 9.53   5.71%   $ 17,951    1.01%*     5.25%*
   2000             10.07     .50         (.82)    (.32)    (.49)     --     (.49)    9.26  (3.21)     16,814     .98       5.15
   1999             10.08     .51         (.01)     .50     (.51)     --     (.51)   10.07   5.05      15,134    1.02       4.95
   1998              9.89     .52          .19      .71     (.52)     --     (.52)   10.08   7.38       9,291    1.00       5.20
   1997              9.94     .53         (.07)     .46     (.51)     --     (.51)    9.89   4.73       7,200    1.01       5.22
   1996              9.56     .51          .39      .90     (.52)     --     (.52)    9.94   9.62       4,290    1.17       5.04
Class B (3/97)
   2001 (d)          9.28     .22          .27      .49     (.22)     --     (.22)    9.55   5.30       3,691    1.76*      4.50*
   2000             10.10     .43         (.83)    (.40)    (.42)     --     (.42)    9.28  (4.02)      3,730    1.73       4.40
   1999             10.10     .43          .01      .44     (.44)     --     (.44)   10.10   4.40       3,226    1.77       4.22
   1998 (e)          9.88     .45          .22      .67     (.45)     --     (.45)   10.10   6.93         763    1.77*      4.41*
Class C (10/94)
   2001 (d)          9.20     .22          .28      .50     (.23)     --     (.23)    9.47   5.44       6,355    1.55*     4.68*
   2000             10.02     .44         (.82)    (.38)    (.44)     --     (.44)    9.20  (3.87)      4,730    1.53      4.61
   1999             10.02     .45           --      .45     (.45)     --     (.45)   10.02   4.62       3,696    1.57      4.41
   1998              9.83     .47          .19      .66     (.47)     --     (.47)   10.02   6.85       1,924    1.55      4.64
   1997              9.89     .45         (.08)     .37     (.43)     --     (.43)    9.83   3.90         913    1.74      4.50
   1996              9.51     .44          .39      .83     (.45)     --     (.45)    9.89   8.87         638    2.24      3.96
Class R (12/86)
   2001 (d)          9.24     .26          .27      .53     (.26)     --     (.26)    9.51   5.83      67,853     .81*     5.45*
   2000             10.05     .52         (.82)    (.30)    (.51)     --     (.51)    9.24  (3.03)     66,055     .78      5.33
   1999             10.05     .52          .01      .53     (.53)     --     (.53)   10.05   5.36      75,750     .82      5.12
   1998              9.86     .54          .19      .73     (.54)     --     (.54)   10.05   7.60      72,934     .80      5.40
   1997              9.91     .54         (.06)     .48     (.53)     --     (.53)    9.86   4.99      72,912     .77      5.46
   1996              9.54     .54          .38      .92     (.55)     --     (.55)    9.91   9.80      76,773     .82      5.42
-------------------------------------------------------------------------------------------------------------------------------

                                Ratios/Supplemental Data
                      -----------------------------------------------------
                           After              After Credit/
                      Reimbursement (b)      Reimbursement (c)
                      -------------------   ------------------
                                    Ratio                Ratio
                                   of Net               of Net
                                  Invest-              Invest-
                      Ratio of       ment   Ratio of      ment
                      Expenses     Income   Expenses    Income
                            to         to         to        to
                       Average    Average    Average   Average    Portfolio
Year Ended                 Net        Net        Net       Net     Turnover
February 28/29,         Assets     Assets     Assets    Assets         Rate
---------------------------------------------------------------------------
Class A (9/94)
   2001 (d)             .96%*      5.30%*      .95%*     5.31%*          6%
   2000                 .96        5.17        .94       5.19           15
   1999                 .95        5.01        .95       5.01           10
   1998                 .95        5.25        .95       5.25           17
   1997                 .99        5.24        .99       5.24           10
   1996                1.00        5.21       1.00       5.21            6
Class B (3/97)
   2001 (d)            1.71*       4.55*      1.70*      4.56*           6
   2000                1.71        4.42       1.69       4.44           15
   1999                1.71        4.29       1.71       4.29           10
   1998 (e)            1.70*       4.48*      1.70*      4.48*          17
Class C (10/94)
   2001 (d)            1.51*       4.73*      1.50*      4.74*           6
   2000                1.51        4.63       1.49       4.64           15
   1999                1.50        4.47       1.50       4.48           10
   1998                1.50        4.69       1.50       4.69           17
   1997                1.73        4.51       1.73       4.51           10
   1996                1.75        4.45       1.75       4.45            6
Class R (12/86)
   2001 (d)             .76*       5.50*       .75*      5.51*           6
   2000                 .76        5.35        .74       5.37           15
   1999                 .75        5.19        .75       5.19           10
   1998                 .75        5.45        .75       5.45           17
   1997                 .75        5.48        .75       5.48           10
   1996                 .75        5.49        .75       5.49            6
--------------------------------------------------------------------------

 *   Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)  After expense reimbursement from the investment adviser, where applicable.
(c)  After custodian fee credit and expense reimbursement, where applicable.
(d)  For the six months ended August 31, 2000.
(e)  From commencement of class operations as noted.

_____
29

                   Selected data for a share outstanding throughout each period:

Class (Inception Date)

                          Investment Operations    Less Distributions
                          ---------------------    ------------------                                           -------------------
                                                                                                                   Before Credit/
                                                                                                                    Reimbursement
                                                                                                                -------------------
                                                                                                                             Ratio
                                                                                                                            of Net
                                            Net                                                                            Invest-
MASSACHUSETTS INSURED                 Realized/                                                                  Ratio of     ment
                                     Unrealized                                                                  Expenses   Income
                Beginning      Net      Invest-               Net                   Ending             Ending         to        to
                      Net  Invest-         ment           Invest-                      Net                Net    Average   Average
Year Ended          Asset     ment         Gain              ment   Capital          Asset   Total     Assets        Net       Net
February 28/29,     Value   Income       (Loss)   Total    Income   Gains    Total   Value  Return(a)   (000)     Assets    Assets
-----------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
   2001 (d)     $  9.77      $.25    $    .30     $ .55   $(.25)    $  --   $ (.25) $ 10.07    5.72%  $ 12,856    1.10%*   4.93%*
   2000           10.59       .50        (.81)     (.31)   (.50)     (.01)    (.51)    9.77   (2.95)   11,9841     .01     4.99
   1999           10.57       .51         .02       .53    (.51)       --     (.51)   10.59    5.09    11,2081     .01     4.77
   1998           10.38       .52         .19       .71    (.52)       --     (.52)   10.57    7.04     8,6791     .03     4.98
   1997           10.49       .53        (.12)      .41    (.52)       --     (.52)   10.38    4.02     7,4591     .04     5.02
   1996           10.06       .51         .44       .95    (.52)       --     (.52)   10.49    9.59     5,2911     .09     4.92
Class B (3/97)
   2001 (d)        9.78       .21         .30       .51    (.21)       --     (.21)   10.08    5.30     1,7371     .85*    4.18*
   2000           10.59       .43        (.81)     (.38)   (.42)     (.01)    (.43)    9.78   (3.59)    1,5501     .76     4.23
   1999           10.57       .43         .02       .45    (.43)       --     (.43)   10.59    4.32     1,6501     .75     4.03
   1998 (e)       10.36       .44         .21       .65    (.44)       --     (.44)   10.57    6.45       6661     .80*    4.20*
Class C (9/94)
   2001 (d)        9.75       .22         .30       .52    (.22)       --     (.22)   10.05    5.41      1,263    1.65*    4.39*
   2000           10.56       .45        (.81)     (.36)   (.44)     (.01)    (.45)    9.75   (3.43)     1,355    1.56     4.42
   1999           10.54       .45         .02       .47    (.45)       --     (.45)   10.56    4.51      1,675    1.56     4.22
   1998           10.35       .46         .19       .65    (.46)       --     (.46)   10.54    6.45      1,293    1.58     4.43
   1997           10.47       .45        (.13)      .32    (.44)       --     (.44)   10.35    3.17        957    1.78     4.29
   1996           10.04       .43         .44       .87    (.44)       --     (.44)   10.47    8.80        706    1.81     4.20
Class R (12/86)
   2001 (d)        9.78       .26         .30       .56    (.26)       --     (.26)   10.08    5.81      53,20    2.90*    5.13*
   2000           10.59       .52        (.80)     (.28)   (.52)     (.01)    (.53)    9.78   (2.68)     51,03    9.81     5.17
   1999           10.57       .53         .01       .54    (.52)       --     (.52)   10.59    5.26      57,28    1.81     4.97
   1998           10.38       .54         .19       .73    (.54)       --     (.54)   10.57    7.23      56,70    7.83     5.18
   1997           10.50       .54        (.12)      .42    (.54)       --     (.54)   10.38    4.16      57,07    6.80     5.26
   1996           10.06       .54         .44       .98    (.54)       --     (.54)   10.50    9.99      60,10    2.81     5.21
------------------------------------------------------------------------------------------------------------------------------------

                                Ratios/Supplemental Data
                      -----------------------------------------------------
                           After              After Credit/
                      Reimbursement (b)      Reimbursement (c)
                      -------------------   ------------------
                                    Ratio                Ratio
                                   of Net               of Net
                                  Invest-              Invest-
                      Ratio of       ment   Ratio of      ment
                      Expenses     Income   Expenses    Income
                            to         to         to        to
                       Average    Average    Average   Average    Portfolio
Year Ended                 Net        Net        Net       Net     Turnover
February 28/29,         Assets     Assets     Assets    Assets         Rate
---------------------------------------------------------------------------
Class A (9/94)
   2001 (d)              1.10%*    4.93%*    1.09%*      4.94%*        4%
   2000                  1.01      4.99      1.00        5.00         10
   1999                  1.01      4.77      1.01        4.77         11
   1998                  1.03      4.98      1.03        4.98         23
   1997                  1.04      5.02      1.04        5.02         10
   1996                  1.07      4.94      1.07        4.94          1
Class B (3/97)
   2001 (d)              1.85*     4.18*     1.84*       4.19*         4
   2000                  1.76      4.23      1.75        4.24         10
   1999                  1.75      4.03      1.75        4.03         11
   1998 (e)              1.80*     4.20*     1.80*       4.20*        23
Class C (9/94)
   2001 (d)              1.65*     4.39*     1.64*       4.40*         4
   2000                  1.56      4.42      1.55        4.43         10
   1999                  1.56      4.22      1.56        4.22         11
   1998                  1.58      4.43      1.58        4.43         23
   1997                  1.78      4.29      1.78        4.29         10
   1996                  1.81      4.20      1.81        4.20          1
Class R (12/86)
   2001 (d)               .90*     5.13*      .89*       5.14*         4
   2000                   .81      5.17       .80        5.19         10
   1999                   .81      4.97       .81        4.97         11
   1998                   .83      5.18       .83        5.18         23
   1997                   .80      5.26       .80        5.26         10
   1996                   .81      5.21       .81        5.21          1
-------------------------------------------------------------------------

 *   Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)  After expense reimbursement from the investment adviser, where applicable.
(c)  After custodian fee credit and expense reimbursement, where applicable.
(d)  For the six months ended August 31, 2000.
(e)  From commencement of class operations as noted.


_____
30

                                     Notes

_____
31

                                     Notes

_____
32

Fund Information


Board of Trustees


Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Transfer Agent and
Shareholder Services

Chase Global Funds Services
73 Tremont Street
Boston, MA 02108
(800) 257-8787

Legal Counsel
Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Public
Accountants
Arthur Andersen LLP
Chicago, IL

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

_____
33

Serving Investors For Generations

A 100-Year Tradition of Quality Investments

John Nuveen, Jr.

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

Since 1898, Nuveen Investments has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN
   Investments
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                                                                  NUVEEN
                                                                     Investments

Municipal Bond
Funds

                              SEMIANNUAL REPORT  AUGUST 31, 2000

Dependable, tax-free income to help you keep more of what you earn.

                             [PHOTOS APPEARS HERE]

                                  INVEST WELL

                                  LOOK AHEAD

                              LEAVE YOUR MARK/SM/

New Jersey
New York
New York Insured

Dear Shareholders,

You may notice a change in your fund's semiannual report. We've simplified the format to make it easier for you to get the information you want. We have consolidated the chart information. Statistics such as total returns and yields for your fund, portfolio allocation and credit quality - are now all on one easy-to-read page. Finally, we want you to know what has happened in the municipal bond market without having to wade through a lot of technical analysis, so we have limited economic commentary about the period to one page.

Your annual report, which will cover the 12-month period ending February 28, 2001, will as always, include an in-depth interview with your fund's portfolio manager. We strongly encourage you to read that report when you receive it next year, as it strives to educate you on the value of Nuveen's active management of your mutual fund.

If you have any questions about the changes made to your semiannual report, please do not hesitate to contact Shareholder Services at (800) 257-8787. You can also contact us through our Internet site, www.nuveen.com.


         Contents
 1       Dear Shareholder
 3       Market Commentary
 4       New Jersey Spotlight
 5       New York Spotlight
 6       New York Insured Spotlight
 7       Portfolio of Investments
26       Statement of Net Assets
27       Statement of Operations
28       Statement of Changes in Net Assets
30       Notes to Financial Statements
36       Financial Highlights
41       Fund Information

                             Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger
Chairman of the Board

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product - be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.

Quality Portfolio Management and Products

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research

 . An active, value-oriented investment style

 . The unmatched presence of trading leverage of a market leader.

     While you may be familiar with our municipal bond funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds - Nuveen Innovation and Nuveen International Growth - were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise." This philosophy is based on the premise that:

 .    Strong companies tend to get stronger. CCI believes a company that demonstrates positive momentum in its business fundamentals tends to generate superior returns through rising stock prices. This represents the Positive Momentum CCI seeks.

 .    Companies positively surprise when their business fundamentals and reported results exceed investor and analyst expectations. CCI believes this is often accompanied by strong, accelerating growth. This represents the Positive Surprise CCI seeks.

     Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc., a wholly owned subsidiary of the John Nuveen Company. The investment philosophy Rittenhouse established years ago remains firmly in place today - pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.

                                                        SEMIANNUAL REPORT page 1

     We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP), of which the John Nuveen Company holds a minority interest. ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Growth and Income Stock Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities - and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.

This Report

Please review your fund's Financial Spotlight to learn how it is positioned as of its semiannual period, ended August 31, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.


Sincerely,

/s/ Timothy R. Schwertfeger


Timothy R. Schwertfeger
Chairman of the Board
October 18, 2000

SEMIANNUAL REPORT page 2

NUVEEN MUNICIPAL FUNDS
Market Commentary as of August 31, 2000

Municipal bonds performed well during the six-month period ended August 31, 2000. During this period, yields on long-term municipal bonds declined by approximately 54 basis points, resulting in a corresponding rise in bond prices.

         Three reasons account for this performance. First, the likelihood of a Federal Reserve tightening - in the view of the general market - fell as signs of inflation did not appear. Secondly, new issue supply in the municipal market remained low. This was due in part to the fact that many municipalities have been funding capital projects with current strong tax collections rather than with long-term debt. Finally, volatility and lackluster returns in the equity market have increasingly turned investor attention to the municipal market.

         During the period, credit spreads - the basis point difference between yields on high-grade bonds and low-grade bonds - tightened. Still, compared with credit spreads over the last several years, the spreads remained attractive. Liquidity spreads - the basis point difference between the yields offered by sellers and yields demanded by buyers - remained wide and volatile creating opportunities for value trading.

         The strong economy continued to generate strong tax collections for municipalities throughout the country. In addition to reducing the need for debt issuance, the collections have contributed to improved credit quality among many municipal issuers. The recent upgrade of New York City to A, its highest rating in 25 years, illustrates this trend.

         Among the noteworthy deals this quarter were two tobacco settlement-backed bond issues, both on behalf of New York counties. In the $206 billion settlement between 46 states and major tobacco companies, the states exchanged all smoking-related claims for a stream of annual payments from the tobacco companies. Several states and counties have come to market to borrow against the future stream of payments. Proceeds of these transactions have been applied to several different municipal purposes. We expect to see many more tobacco deals over the next year.

A Look Ahead

We believe the Fed will remain on hold through the elections. As the traditionally slow time of the year for the bond market - summer - has ended, supply could increase incrementally. However, supply will likely remain significantly below last year because of strong tax collections. Finally, we believe that investors will increasingly shift money from the equity market to the bond market if they see equity returns significantly lower than the past several years.

                                                        SEMIANNUAL REPORT page 3

--------------------------------------------------------------------------------
Portfolio Statistics
--------------------------------------------------------------------------------
Total Net Assets                            $113.7 million
--------------------------------------------------------------------------------
Average Effective
Maturity                                       17.87 years
--------------------------------------------------------------------------------
Average Duration                                      7.92
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top Five Sectors [_]
--------------------------------------------------------------------------------
Tax Obligation (Limited)                               22%
--------------------------------------------------------------------------------
Transportation                                         18%
--------------------------------------------------------------------------------
Long-Term Care                                          9%
--------------------------------------------------------------------------------
Tax Obligation (General)                                9%
--------------------------------------------------------------------------------
U.S. Guaranteed                                         8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Bond Credit Quality [_]
--------------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]

                                67%
                                AAA
                                U.S. Guaranteed

                                11% AAA

                                 9% A
                                 5% BBB
                                 5% NR
                                 3% Other

[_] As a percentage of total bond holdings as of August 31, 2000. Holdings are subject to change.


NUVEEN NEW JERSEY MUNICIPAL BOND FUND
Fund Spotlight as of August 31, 2000

--------------------------------------------------------------------------------
Quick Facts
--------------------------------------------------------------------------------
                                   A Shares   B Shares     C Shares     R Shares

NAV                                 $10.16     $10.16       $10.13        $10.16
--------------------------------------------------------------------------------
August's Declared Dividend*       $ 0.0400   $ 0.0335     $ 0.0355      $ 0.0415
--------------------------------------------------------------------------------
Inception Date                        9/94       2/97         9/94         12/91
--------------------------------------------------------------------------------
*Paid September 1, 2000

--------------------------------------------------------------------------------
 Total Returns as of 8/31/00 Annualized*
--------------------------------------------------------------------------------
                             A Shares          B Shares     C Shares  R Shares
                          NAV      Offer    NAV      w/CDSC    NAV       NAV

1-Year                    5.36%    0.97%    4.64%    0.64%    4.80%    5.55%
--------------------------------------------------------------------------------
5-Year                    5.20%    4.31%    4.42%    4.25%    4.57%    5.40%
--------------------------------------------------------------------------------
Since Inception           6.06%    5.52%    5.35%    5.35%    5.36%    6.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Returns as of 6/30/00 (Annualized)*
--------------------------------------------------------------------------------
                              A Shares          B Shares    C Shares  R Shares
                            NAV     Offer     NAV    w/CDSC     NAV      NAV

1-Year                     0.79%   -3.41%    0.00%   -3.84%    0.25%    1.09%
--------------------------------------------------------------------------------
5-Year                     4.93%    4.03%    4.13%    3.96%    4.29%    5.13%
--------------------------------------------------------------------------------
Since Inception            5.79%    5.25%    5.07%    5.07%    5.10%    6.04%
--------------------------------------------------------------------------------
*Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

--------------------------------------------------------------------------------
 Tax-Free Yields as of 8/31/00
--------------------------------------------------------------------------------
                                         A Shares    B Shares C Shares R Shares
                                      NAV      Offer    NAV      NAV     NAV

SEC 30-Day Yield                     4.54%    4.35%    3.79%    4.00%    4.74%
--------------------------------------------------------------------------------
Taxable Equivalent Yield*            7.04%    6.74%    5.88%    6.20%    7.35%
--------------------------------------------------------------------------------
*Based on SEC yield and a combined federal and state income tax rate of 35.5%.
 Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


SEMIANNUAL REPORT page 4

NUVEEN NEW YORK MUNICIPAL BOND FUND
Fund Spotlight as of August 31, 2000

--------------------------------------------------------------------------------
Quick Facts
--------------------------------------------------------------------------------
                                 A Shares    B Shares   C Shares      R Shares

NAV                                $10.48     $10.49      $10.51      $10.51
--------------------------------------------------------------------------------
August's Declared Dividend*       $0.0500    $0.0435     $0.0455     $0.0520
--------------------------------------------------------------------------------
Inception Date                       9/94       2/97        9/94       12/86
--------------------------------------------------------------------------------
*Paid September 1, 2000

--------------------------------------------------------------------------------
Total Returns as of 8/31/00 (Annualized)*
--------------------------------------------------------------------------------
                         A Shares            B Shares       C Shares   R Shares
                       NAV      Offer      NAV     w/CDSC      NAV       NAV

1-Year                5.43%     1.03%     4.63%     0.66%     4.85%     5.65%
--------------------------------------------------------------------------------
5-Year                5.86%     4.96%     5.08%     4.91%     5.23%     6.08%
--------------------------------------------------------------------------------
10-Year               7.17%     6.71%     6.60%     6.60%     6.50%     7.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Returns as of 6/30/00 (Annualized)*
--------------------------------------------------------------------------------
                          A Shares            B Shares       C Shares  R Shares
                        NAV      Offer      NAV     w/CDSC      NAV       NAV

1-Year                 2.11%    -2.18%     1.33%    -2.52%     1.55%     2.24%
--------------------------------------------------------------------------------
5-Year                 5.67%     4.76%     4.89%     4.72%     5.03%     5.87%
--------------------------------------------------------------------------------
10-Year                6.84%     6.38%     6.27%     6.27%     6.16%     7.10%
--------------------------------------------------------------------------------
*Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

--------------------------------------------------------------------------------
Tax-Free Yields as of 8/31/00
--------------------------------------------------------------------------------
                                       A Shares      B Shares C Shares R Shares
                                     NAV      Offer    NAV      NAV      NAV

SEC 30-Day Yield                     5.66%    5.42%    4.91%    5.11%    5.86%
--------------------------------------------------------------------------------
Taxable Equivalent Yield*            8.78%    8.40%    7.61%    7.92%    9.09%
--------------------------------------------------------------------------------
*Based on SEC yield and a combined federal and state income tax rate of 35.5%.
 Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

--------------------------------------------------------------------------------
Morningstar Rating/(TM)/++/
--------------------------------------------------------------------------------
****
Overall rating among 1,714 municipal bond funds as of 8/31/00

--------------------------------------------------------------------------------
Portfolio Statistics
--------------------------------------------------------------------------------
Total Net Assets                            $269.3 million
--------------------------------------------------------------------------------
Average Effective
Maturity                                       18.55 years
--------------------------------------------------------------------------------
Average Duration                                      7.03
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top Five Sectors [_]
--------------------------------------------------------------------------------
Tax Obligation (Limited)                               27%
--------------------------------------------------------------------------------
U.S. Guaranteed                                        14%
--------------------------------------------------------------------------------
Education and Civic
Organizations                                          11%
--------------------------------------------------------------------------------
Healthcare                                             11%
--------------------------------------------------------------------------------
Utilities                                               9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Bond Credit Quality [_]
--------------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]


                              41%
                              AAA/U.S. Guaranteed

                              12% AA

                              29% A

                              13% BBB

                              5% NR

[_] As a percentage of total bond holdings as of August 31, 2000. Holdings are subject to change.

++ The Morningstar rating is an overall rating for the municipal bond category and relates to Class A shares only; other classes may vary. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 8/31/00 and are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Class A shares of the fund received four stars for the three- and five-year periods. The top 10% of the funds in a broad asset class receive five stars and the next 22.5% receive four stars. The fund was rated among 1,714 and 1,468 funds for the three- and five-year periods, respectively.

                                                        SEMIANNUAL REPORT page 5

NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND
Fund Spotlight as of August 31, 2000

--------------------------------------------------------------------------------
Quick Facts
--------------------------------------------------------------------------------
                               A Shares      B Shares     C Shares   R Shares

NAV                             $10.28        $10.29       $10.27     $10.29
--------------------------------------------------------------------------------
August's Declared Dividend*    $0.0430       $0.0365      $0.0380    $0.0445
--------------------------------------------------------------------------------
Inception Date                    9/94          2/97         9/94      12/86
--------------------------------------------------------------------------------
*Paid September 1, 2000

--------------------------------------------------------------------------------
Total Returns as of 8/31/00  (Annualized)*
--------------------------------------------------------------------------------
                           A Shares            B Shares       C Shares  R Shares
                         NAV      Offer      NAV     w/CDSC      NAV       NAV

1-Year                  5.55%     1.11%     4.73%     0.73%     4.83%     5.73%
--------------------------------------------------------------------------------
5-Year                  5.06%     4.17%     4.27%     4.10%     4.38%     5.28%
--------------------------------------------------------------------------------
10-Year                 6.78%     6.32%     6.18%     6.18%     6.07%     7.03%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Returns as of 6/30/00 (Annualized)*
--------------------------------------------------------------------------------
                           A Shares             B Shares      C Shares  R Shares
                         NAV      Offer      NAV     w/CDSC      NAV       NAV

1-Year                  2.20%    -2.13%     1.41%    -2.48%     1.59%     2.38%
--------------------------------------------------------------------------------
5-Year                  4.85%     3.96%     4.05%     3.88%     4.18%     5.05%
--------------------------------------------------------------------------------
10-Year                 6.46%     6.01%     5.85%     5.85%     5.76%     6.71%
--------------------------------------------------------------------------------
*Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

--------------------------------------------------------------------------------
Tax-Free Yields as of 8/31/00
--------------------------------------------------------------------------------
                                        A Shares     B Shares C Shares R Shares
                                      NAV      Offer    NAV      NAV     NAV
SEC 30-Day Yield                     4.29%    4.11%    3.54%    3.74%    4.49%
--------------------------------------------------------------------------------
Taxable Equivalent Yield*            6.65%    6.37%    5.49%    5.80%    6.96%
--------------------------------------------------------------------------------
*Based on SEC yield and a combined federal and state income tax rate of 35.5%.
 Represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

--------------------------------------------------------------------------------
Portfolio Statistics
--------------------------------------------------------------------------------
Total Net Assets                             $334.8 million
--------------------------------------------------------------------------------
Average Effective
Maturity                                        17.38 years
--------------------------------------------------------------------------------
Average Duration                                       6.07
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top Five Sectors [_]
--------------------------------------------------------------------------------
U.S. Guaranteed                                         20%
--------------------------------------------------------------------------------
Tax Obligation (Limited)                                14%
--------------------------------------------------------------------------------
Healthcare                                              13%
--------------------------------------------------------------------------------
Education and Civic
Organizations                                           13%
--------------------------------------------------------------------------------
Housing (Multifamily)                                    9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Bond Credit Quality [_]
--------------------------------------------------------------------------------

                           [BAR CHART APPEARS HERE]

                         13% Insured & U.S. Guaranteed
                          7% U.S. Guaranteed

                         80% Insured


[_] As a percentage of total bond holdings as of August 31, 2000. Holdings are subject to change.

SEMIANNUAL REPORT page 6

Portfolio of Investments (Unaudited)
Nuveen New Jersey Municipal Bond Fund
August 31, 2000

   Principal                                                                           Optional Call                     Market
Amount (000)   Description                                                               Provisions*    Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------

               Basic Materials - 0.2%
    $    250   New Jersey Economic Development Authority, Solid Waste Disposal           4/02 at 102        Aa1      $     263,070
                 Facility Revenue Bonds (Garden State Paper Company, Inc. Project),
                 Series 1992, 7.125%, 4/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Education and Civic Organizations - 5.1%

         935   New Jersey Economic Development Authority, Economic Development Bonds    No Opt. Call        N/R          1,046,387
                 (Yeshiva Ktana of Passaic - 1992 Project), 8.000%, 9/15/18

         355   New Jersey Economic Development Authority, Insured Revenue Bonds         No Opt. Call        AAA            369,651
                 (Educational Testing Service Issue), Series 1995B, 5.500%, 5/15/05

       2,230   New Jersey Economic Development Authority, School Revenue Bonds           2/08 at 101        N/R          2,124,365
                 (Gill/St. Bernard School), Series 1998, 6.000%, 2/01/25

         740   New Jersey Educational Facilities Authority, Trenton State College        1/01 at 100          A            741,228
                 Issue Revenue Bonds, Series 1976D, 6.750%, 7/01/08

         140   New Jersey Educational Facilities Authority, Seton Hall University        7/01 at 102         A-            145,282
                 Project Revenue Bonds, 1991 Series, Project D, 6.600%, 7/01/02

         410   New Jersey Educational Facilities Authority, Revenue Refunding Bonds      7/03 at 102        BBB            413,583
                 (Monmouth College), Series 1993-A, 5.625%, 7/01/13

         835   New Jersey Educational Facilities Authority, Princeton University         7/04 at 100        AAA            868,250
                 Revenue Bonds, 1994 Series A, 5.875%, 7/01/11

          60   Higher Education Assistance Authority (State of New Jersey), Student      7/02 at 102         A+             62,054
                 Loan Revenue Bonds, 1992 Series A, NJ Class Loan Program, 6.000%,
                 1/01/06 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Healthcare - 7.5%

       1,200   New Jersey Health Care Facilities Financing Authority, Revenue and        7/07 at 102        AAA          1,168,188
                 Refunding Bonds, Holy Name Hospital Issue, Series 1997, 5.250%,
                 7/01/20

               New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
               Newark Beth Israel Medical Center Issue, Series 1994:

         200     5.800%, 7/01/07                                                         7/04 at 102        AAA            212,748
         200     6.000%, 7/01/16                                                         7/04 at 102        AAA            214,142

         250   New Jersey Health Care Facilities Financing Authority, Refunding          8/04 at 102        AAA            271,273
                 Revenue Bonds, Irvington General Hospital Issue (FHA-Insured
                 Mortgage), Series 1994, 6.375%, 8/01/15

         400   New Jersey Health Care Facilities Financing Authority, Refunding          7/02 at 102         A-            421,468
                 Revenue Bonds, Atlantic City Medical Center Issue, Series C, 6.800%,
                 7/01/05

         100   New Jersey Health Care Facilities Financing Authority, Revenue Bonds,     7/02 at 102        AAA            104,764
                 West Jersey Health System, Series 1992, 6.000%, 7/01/07

               New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
               Monmouth Medical Center Issue, Series C:

         250     5.700%, 7/01/02                                                        No Opt. Call        AAA            255,980
         250     6.250%, 7/01/16                                                         7/04 at 102        AAA            270,320

         250   New Jersey Health Care Facilities Financing Authority, Revenue Bonds,     7/04 at 102        AAA            264,823
                 Dover General Hospital and Medical Center Issue, Series 1994, 5.900%,
                 7/01/05

       1,000   New Jersey Health Care Facilities Financing Authority, Revenue and        7/07 at 102        AAA            921,020
                 Refunding Bonds, AHS Hospital Corporation Issue, Series 1997A, 5.000%,
                 7/01/27

               New Jersey Health Care Facilities Financing Authority, Bayonne Hospital
               Obligated Group, Revenue Bonds, Series 1994:
         215     6.400%, 7/01/07                                                         7/04 at 102        AAA            231,344
         175     6.250%, 7/01/12                                                         7/04 at 102        AAA            186,597

Portfolio of Investments (Unaudited)
Nuveen New Jersey Municipal Bond Fund (continued)
August 31, 2000

   Principal                                                                           Optional Call                     Market
Amount (000)   Description                                                               Provisions*    Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------

               Healthcare (continued)
  $    1,555   New Jersey Health Care Facilities Financing Authority, Palisades          7/09 at 101          A      $   1,373,221
                 Medical Center of New York, Revenue Bonds (Presbyterian Healthcare
                 System Obligated Group Issue), Series 1999, 5.250%, 7/01/28

         205   New Jersey Health Care Facilities Financing Authority, Revenue Bonds      7/02 at 102       Baa3            212,415
                 (Palisades Medical Center Obligated Group Issue), Series 1992, 7.500%,
                 7/01/06

         790   New Jersey Economic Development Authority, Economic Growth Lease         12/03 at 102        Aa3            809,000
                 Revenue Bonds, Remarketed 1992 Second Series B, 5.300%, 12/01/07
                 (Alternative Minimum Tax)

         300   New Jersey Economic Development  Authority, Revenue Bonds (RWJ Health     7/04 at 102        AAA            319,881
                 Care Corp. - Hamilton Obligated Group Project), Series 1994, 6.250%,
                 7/01/14

       1,000   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental   1/05 at 102        AAA          1,058,000
                 Control Facilities Financing Authority, Hospital Revenue Bonds, 1995
                 Series A (Hospital Auxilio Mutuo Obligated Group Project), 6.250%,
                 7/01/16

         250   Pollution Control Financing Authority of Union County (New Jersey),      No Opt. Call         A3            267,815
                 Pollution Control Revenue Refunding Bonds, American Cyanamid Company
                 Issue, Series 1994, 5.800%, 9/01/09
------------------------------------------------------------------------------------------------------------------------------------

               Housing/Multifamily - 7.4%

         400   The Hudson County Improvement Authority, Multifamily Housing Revenue      6/04 at 100         AA            413,232
                 Bonds, Series 1992A (Conduit Financing - Observer Park Project),
                 6.900%, 6/01/22 (Alternative Minimum Tax)

       1,500   New Jersey Housing and Mortgage Finance Agency, Multifamily Housing       3/10 at 100        AAA          1,554,075
                 Revenue Bonds, 2000 Series A1, 6.350%, 11/01/31 (Alternative
                 Minimum Tax)

       2,000   New Jersey Housing and Mortgage Finance Agency, Multifamily Housing       8/10 at 100        AAA          2,033,140
                 Revenue Bonds, 2000 Series E1, 5.750%, 5/01/25

       1,500   New Jersey Housing Mortgage Finance Agency, Multifamily Housing Revenue   5/06 at 102        AAA          1,536,570
                 Bonds, 1996 Series A, 6.200%, 11/01/18 (Alternative Minimum Tax)

         700   New Jersey Housing and Mortgage Finance Agency, Housing Revenue Bonds,    5/02 at 102         A+            733,019
                 1992 Series A, 6.950%, 11/01/13

         500   New Jersey Housing and Mortgage Finance Agency, Housing Revenue          11/02 at 102         A+            521,395
                 Refunding Bonds, 1992 Series One, 6.600%, 11/01/14

       1,090   Housing Authority of the City of Newark, New Jersey, Housing Revenue     10/09 at 102        Aaa          1,125,131
                 Bonds (GNMA Collateralized - Fairview Apartments Project), 2000
                 Series A, 6.300%, 10/20/19 (Alternative Minimum Tax)

         500   North Bergen Housing Development Corporation (New Jersey), Mortgage   9/00 at 101 1/2        N/R            507,740
                 Revenue Bonds, Series 1978 (FHA-Insured Mortgage Loan - Section 8
                 Assisted Project), 7.400%, 9/01/20
------------------------------------------------------------------------------------------------------------------------------------

               Housing/Single Family - 4.3%

         250   New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue        7/04 at 102        AAA            258,910
                 Bonds, 1994 Series K, 6.300%, 10/01/16 (Alternative Minimum Tax)

       4,000   New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue   10/07 at 101 1/2        AAA          4,123,840
                 Bonds, 1997 Series U, 5.700%, 10/01/14 (Alternative Minimum Tax)

         455   Virgin Islands Housing Finance Authority, Single Family Mortgage          3/05 at 102        AAA            465,151
                 Revenue Refunding Bonds (GNMA Mortgage-Backed Securities Program),
                 1995 Series A, 6.450%, 3/01/16 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Industrial/Other - 0.2%

         215   New Jersey Economic Development Authority, District Heating and          12/03 at 102       BBB-            216,772
                 Cooling Revenue Bonds (Trigen-Trenton Project), 1993 Series B,
                 6.100%, 12/01/04 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Long-Term Care - 9.1%

               New Jersey Economic Development Authority, Economic Development
               Revenue Bonds (United Methodist Homes of New Jersey - Obligated Group
               Issue), Series 1998:
       1,500   5.125%, 7/01/18                                                           7/08 at 102       BBB-          1,168,620
       3,610   5.125%, 7/01/25                                                           7/08 at 102       BBB-          2,659,740

       5,100   New Jersey Economic Development Authority, Economic Development          12/09 at 101        Aa3          5,240,811
                 Revenue Bonds (Jewish Community Housing Corporation of Metropolitan
                 New Jersey - 1999 Project), 5.900%, 12/01/31

       1,300   New Jersey Economic Development Authority, First Mortgage Revenue Fixed   7/08 at 102          A          1,246,453
                 Rate Bonds (Cadbury Corporation Project), Series 1998A, 5.500%,
                 7/01/18

   Principal                                                                           Optional Call                        Market
Amount (000)   Description                                                               Provisions*       Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------

               Tax Obligation/General - 9.0%
   $     200   Atlantic City, Atlantic County, New Jersey, General Obligation           No Opt. Call              A    $   207,182
                 General Improvement Bonds, Series 1994, 5.650%, 8/15/04

         100   The Board of Education of Atlantic City, Atlantic County, New Jersey,    12/02 at 102            AAA        105,363
                School Bonds, Series 1992, 6.000%, 12/01/06

         100   County of Atlantic, New Jersey, General Improvement Bonds, 6.000%,        1/04 at 101            AAA        105,165
                 1/01/07

         100   County of Camden, New Jersey, General Obligation Refunding Bonds,        No Opt. Call            AAA        101,885
                 Series 1992, 5.500%, 6/01/02

         500   The Board of Education of The Township of Hillsborough, Somerset         No Opt. Call             AA        545,900
                 County, State of New Jersey, General Obligation School Purpose
                 Bonds, Series 1992, 5.875%, 8/01/11

         400   The City of New Jersey, Hudson County, General Obligation Bonds, 1992    No Opt. Call             AA        411,224
                 School Issue, 6.500%, 2/15/02

       2,645   The Board of Education of the Township of Middletown, Monmouth County,    8/07 at 100            AAA      2,723,847
                 New Jersey, School Bonds, 5.800%, 8/01/21

         100   Township of Montclair in the County of Essex, New Jersey, General     9/00 at 101 1/2            AAA        101,598
                 Obligation Bonds, School Bonds, 5.800%, 3/01/06

               State of New Jersey, General Obligation Bonds, Series D:
         200     0.000%, 2/15/03                                                        No Opt. Call            AA+        179,104
       1,000     5.800%, 2/15/07                                                        No Opt. Call            AA+      1,071,240

         165   Parsippany-Troy Hills Township, General Obligation, Capital              No Opt. Call            AA-        121,016
                 Appreciation Bonds, Series 1992, 0.000%, 4/01/07

         185   The Board of Education of the City of Perth Amboy, Middlesex County,     No Opt. Call            AAA        196,614
                 New Jersey, School Bonds, 6.200%, 8/01/04

       2,000   Commonwealth of Puerto Rico, Public Improvement Refunding Bonds,      7/07 at 101 1/2            AAA      2,006,820
                 Series 1997 (General Obligation Bonds), 5.375%, 7/01/21

       2,000   Commonwealth of Puerto Rico, Public Improvement Refunding Bonds,      7/05 at 101 1/2            AAA      2,046,840
                 Series 1995 (General Obligation Bonds), 5.750%, 7/01/24

         250   Union City, Hudson County, State of New Jersey, General Obligation       No Opt. Call            AAA        284,930
                 School Purpose Bonds, Series 1992, 6.375%, 11/01/10
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited - 22.2%

         150   The Bergen County Utilities Authority (New Jersey), 1992 Water           12/02 at 102            AAA        157,262
                 Pollution Control System Revenue Bonds, Series B, 6.000%, 12/15/13

         500   The Essex County Improvement Authority (New Jersey), Guaranteed Pooled   12/02 at 102           Baa1        520,595
                 Revenue Bonds, Series 1992A, 6.500%, 12/01/12

       1,680   Lafayette Yard Community Development Corporation, Hotel/Conference        4/10 at 101            Aaa      1,773,542
                 Center (City of Trenton, New Jersey - Guaranteed), Project Revenue
                 Bonds, Series 2000, 6.000%, 4/01/29

       1,235   The Board of Education of the Borough of Little Ferry, Bergen County,    No Opt. Call            N/R      1,269,506
                 New Jersey, Certificates of Participation, 6.300%, 1/15/08

         250   Mercer County Improvement Authority (New Jersey), Solid Waste Revenue    No Opt. Call             Aa        211,923
                 Bonds, County Guaranteed Site and Disposal Facilities Project
                 Refunding Bonds, 1992 Issue, 0.000%, 4/01/04

       3,025   Middlesex County Improvement Authority (New Jersey), County Guaranteed    9/09 at 100            Aaa      3,052,013
                 Open Space Trust Fund Revenue Bonds, Series 1999, 5.250%, 9/15/15

       5,280   New Jersey Economic Development Authority, Lease Revenue Bonds, Series   11/08 at 101            Aaa      4,716,518
                 1998 (Bergen County Administration Complex), 4.750%, 11/15/26

               New Jersey Economic Development Authority, Market Transition
               Facility, Senior Lien Revenue Bonds, Series 1994A:
         300     7.000%, 7/01/04                                                        No Opt. Call            AAA        326,169
         650     5.875%, 7/01/11                                                         7/04 at 102            AAA        685,809

               New Jersey Sports and Exposition Authority, Convention Center
               Luxury Tax Bonds, 1992 Series A:
         100     6.000%, 7/01/07                                                         7/02 at 102            AAA        104,800
         250     6.250%, 7/01/20                                                         7/02 at 102            AAA        263,090

                      Portfolio of Investments (Unaudited)
                      Nuveen New Jersey Municipal Bond Fund (continued) August 31, 2000

   Principal                                                                           Optional Call                        Market
Amount (000)   Description                                                               Provisions*       Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------

                Tax Obligation/Limited(continued)
   $     100   North Jersey District Water Supply, Commission of the State of New        7/03 at 102            AAA    $   105,120
                 Jersey, Wanaque South Project, Revenue Refunding Bonds, Series 1993,
                 5.700%, 7/01/05

       2,350   The Ocean County Utilities Authority (New Jersey), Wastewater Revenue     1/01 at 100            AAA      2,328,427
                 Bonds, Refunding Series 1987, 5.000%, 1/01/14

         170   Puerto Rico Aqueduct and Sewer Authority, Refunding Bonds, Series     7/06 at 101 1/2              A        169,021
                 1995, Guaranteed by the Commonwealth of Puerto Rico, 5.000%,
                 7/01/15

       5,000   Puerto Rico Public Finance Corporation, 1998 Series A Bonds              No Opt. Call            AAA      4,892,050
                 (Commonwealth Appropriation Bonds), 5.125%, 6/01/24

       5,000   The Union County Utilities Authority (New Jersey), Solid Waste Bonds,     6/08 at 102            Aaa      4,605,700
                 County Deficiency Agreement, Series 1998A1, 5.000%, 6/15/28
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Transportation - 17.7%

       2,150   Delaware River Port Authority (New Jersey), Port District Project         1/08 at 101            AAA      2,013,583
                  Bonds, Series B of 1998, 5.000%, 1/01/26

       3,500   Delaware River Port Authority (New Jersey and Pennsylvania), Revenue      1/10 at 100            AAA      3,600,240
                 Bonds, Series of 1999, 5.750%, 1/01/22

         100   Parking Authority of the City of Hoboken, County of Hudson, New Jersey,   3/02 at 102           Baa1        104,289
                 Parking General Revenue Refunding Bonds, Series 1992A, 6.625%, 3/01/09

       1,750   New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991C,     No Opt. Call             A-      1,927,958
                 6.500%, 1/01/08

         125   The Port Authority of New York and New Jersey, Consolidated Bonds,       10/04 at 101            AAA        134,156
                 Ninety Sixth Series, 6.600%, 10/01/23 (Alternative Minimum Tax)

         200   The Port Authority of New York and New Jersey, Consolidated Bonds,        7/04 at 101            AA-        206,928
                 Ninety-Fifth Series, 5.500%, 7/15/05 (Alternative Minimum Tax)

               The Port Authority of New York and New Jersey, Consolidated Bonds,
               One Hundred and Ninth Series:
       1,500     5.375%, 7/15/22                                                         1/07 at 101            AA-      1,482,795
       2,000     5.375%, 7/15/27                                                         1/07 at 101            AAA      1,967,740

       2,000   The Port Authority of New York and New Jersey, Consolidated Bonds, One    6/05 at 101            AA-      2,000,400
                 Hundred and Twelfth Series, 5.250%, 12/01/13 (Alternative Minimum Tax)

               The Port Authority of New York and New Jersey, Special Project Bonds,
               Series 6 (JFK International Air Terminal LLC Project):

       2,125     6.250%, 12/01/08 (Alternative Minimum Tax)                             No Opt. Call            AAA      2,340,900
       1,000     7.000%, 12/01/12 (Alternative Minimum Tax)                             No Opt. Call            AAA      1,187,030
       3,100     5.750%, 12/01/25 (Alternative Minimum Tax)                             12/07 at 100            AAA      3,140,889

          45   South Jersey Transportation Authority, Transportation System Revenue     11/02 at 102            AAA         47,121
                Bonds, 1992 Series B (Tax-Exempt), 5.900%, 11/01/06
------------------------------------------------------------------------------------------------------------------------------------

               U.S. Guaranteed - 8.1%

               The Essex County Improvement Authority (New Jersey), City of
               Newark General Obligation Lease Revenue Bonds, Series 1994:
         620     6.350%, 4/01/07 (Pre-refunded to 4/01/04)                               4/04 at 102        BBB+***        668,007
         450     6.600%, 4/01/14 (Pre-refunded to 4/01/04)                               4/04 at 102        BBB+***        488,525

         100   The Essex County Improvement Authority (New Jersey), General             12/04 at 102            AAA        111,285
                 Obligation Lease Revenue Bonds, Series 1994 (County Jail and Youth
                 House Projects), 6.900%, 12/01/14 (Pre-refunded to 12/01/04)

               The Monmouth County Improvement Authority (New Jersey), Revenue Bonds,
               Series 19 (Howell Township Board of Education Project):
         100     6.000%, 7/01/03 (Pre-refunded to 7/01/02)                               7/02 at 102            AAA        104,800
          50     6.450%, 7/01/08 (Pre-refunded to 7/01/02)                               7/02 at 102            AAA         52,793

         200   New Jersey Economic Development Authority, Lease Rental Bonds, 1992       3/02 at 102            AAA        211,102
                 Series (Liberty State Park Project), 6.800%, 3/15/22 (Pre-refunded to
                 3/15/02)

       1,330   New Jersey Health Care Facilities Financing Authority (Hackensack        No Opt. Call            AAA      1,513,633
                 Hospital), Revenue Bonds, Series 1979A, 8.750%, 7/01/09

   Principal                                                                           Optional Call                        Market
Amount (000)   Description                                                               Provisions*       Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------

                U.S. Guaranteed (continued)
   $   2,065   New Jersey Health Care Facilities Financing Authority, Revenue Bonds,     7/01 at 102          A2***    $ 2,171,368
                 Series 1990-E (Kennedy Memorial Hospital), 8.375%, 7/01/10
                 (Pre-refunded to 7/01/01)

               New Jersey Health Care Facilities Financing Authority, Bayonne
               Hospital Obligated Group, Revenue Bonds, Series 1994:
          35     6.400%, 7/01/07 (Pre-refunded to 7/01/04)                               7/04 at 102            AAA         37,963
          25     6.250%, 7/01/12 (Pre-refunded to 7/01/04)                               7/04 at 102            AAA         26,986

         325   New Jersey Health Care Facilities Financing Authority, Revenue Bonds      7/02 at 102        Baa3***        343,249
                 (Palisades Medical Center Obligated Group Issue), Series 1992,
                 7.500%, 7/01/06 (Pre-refunded to 7/01/02)

         180   New Jersey Economic Development Authority, Economic Growth Bonds,    12/02 at 101 1/2         Aa3***        190,339
                 Composite Issue of 1992 Second Series A3, 6.550%, 12/01/07
                 (Alternative Minimum Tax) (Pre-refunded to 12/01/02)

         625   New Jersey Economic Development Authority, Insured Revenue Bonds          5/05 at 102            AAA        679,256
                 (Educational Testing Service Issue), Series 1995B, 6.125%, 5/15/15
                 (Pre-refunded to 5/15/05)

         100   New Jersey Educational Facilities Authority, Stevens Institute of         7/02 at 102           A***        105,461
                 Technology Issue Revenue Bonds,
                 1992 Series A, 6.400%, 7/01/03 (Pre-refunded to 7/01/02)

         195   New Jersey Turnpike Authority, Turnpike Revenue Bonds, 1984 Series,      No Opt. Call            AAA        210,382
                 10.375%, 1/01/03

         200   New Jersey Wastewater Treatment Trust, Wastewater Treatment Bonds,        4/04 at 102         Aa1***        217,162
                 Series  1994A, 6.500%, 4/01/14 (Pre-refunded to 4/01/04)

         300   The Township of North Bergen (Hudson County, New Jersey), Fiscal Year     8/02 at 102            AAA        317,736
                 Adjustment General Obligation Bonds, Series 1992, 6.500%, 8/15/12
                 (Pre-refunded to 8/15/02)

          60   Puerto Rico Highway and Transportation Authority, Highway Revenue     7/02 at 101 1/2            AAA         63,563
                 Bonds, Series T, 6.625%, 7/01/18 (Pre-refunded to 7/01/02)

          55   South Jersey Transportation Authority, Transportation System Revenue     11/02 at 102            AAA         57,772
                 Bonds, 1992 Series B (Tax-Exempt), 5.900%, 11/01/06 (Pre-refunded to 11/01/02)

       1,100   Sparta Township School District, General Obligation Bonds (Unlimited      9/06 at 100            AAA      1,175,955
                 Tax), 5.800%, 9/01/18 (Pre-refunded to 9/01/06)

         100   University of Medicine and Dentistry of New Jersey, Series E, 6.500%,    12/01 at 102         AA-***        104,581
                 12/01/18 (Pre-refunded to 12/01/01)

         300   The Wanaque Borough Sewerage Authority (Passaic County, New Jersey),     12/02 at 102          A3***        322,386
                 Sewer Revenue Bonds, Series 1992 (Bank Qualified), 7.000%, 12/01/21
                 (Pre-refunded to 12/01/02)

          75   The Wanaque Valley Regional Sewerage Authority (Passaic County, New       9/03 at 102        Baa1***         79,774
                 Jersey), Sewer Revenue Bonds, 1993 Series A, 6.125%, 9/01/22
                 (Pre-refunded to 9/01/03)
------------------------------------------------------------------------------------------------------------------------------------

               Utilities - 5.4%

         685   Pollution Control Financing Authority of Camden County (New Jersey),     No Opt. Call             B2        674,657
                 Solid Waste Disposal and Resource Recovery System Revenue Bonds,
                 Series 1991C, 7.125%, 12/01/01 (Alternative Minimum Tax)

       2,645   Pollution Control Financing Authority of Camden County (New Jersey),     12/01 at 102             B2      2,511,586
                 Solid Waste Disposal and Resource Recovery System Revenue Bonds,
                 Series 1991D, 7.250%, 12/01/10

         300   The Port Authority of New York and New Jersey, Special Project Bonds,    No Opt. Call            N/R        313,830
                 Series 4 (KIAC Partners Project), 7.000%, 10/01/07 (Alternative
                 Minimum Tax)

         250   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,     No Opt. Call             A-        253,558
                 Series Q, 5.900%, 7/01/01

         790   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series S,     No Opt. Call             A-        908,768
                 7.000%, 7/01/07

       1,500   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,      7/05 at 100             A-      1,467,360
                 Series Z, 5.250%, 7/01/21

                      Portfolio of Investments (Unaudited)
                      Nuveen New Jersey Municipal Bond Fund (continued) August 31, 2000

Principal                                                                              Optional Call                        Market
Amount (000)   Description                                                               Provisions*       Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------

               Water and Sewer - 3.3%
    $    250   The Hoboken-Union City-Weehawken Sewerage Authority (New Jersey),         8/02 at 102            AAA    $   259,380
                 Sewer Revenue Bonds, Refunding Series 1992, 6.200%, 8/01/19

       3,675   The North Hudson Sewerage Authority (New Jersey), Sewer Revenue Bonds,    8/06 at 101            AAA      3,534,463
                 Series 1996, 5.125%, 8/01/22

    $113,430   Total Investments (cost $112,141,965) - 99.5%                                                            13,123,450
    --------
               Other Assets Less Liabilities - 0.5%                                                                        529,935

               Net Assets - 100%                                                                                      $113,653,385
               ---------------------------------------------------------------------------------------------------------------------


* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**   Ratings: Using the higher of Standard & Poor's or Moody's rating.
*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                      Portfolio of Investments (Unaudited)
                      Nuveen New York Municipal Bond Fund
                      August 31, 2000

   Principal                                                                           Optional Call                        Market
Amount (000)   Description                                                               Provisions*       Ratings**         Value
------------------------------------------------------------------------------------------------------------------------------------
               Basic Materials - 0.6%
      $ 700   Essex County Industrial Development Agency (New York), Environmental     11/09 at 101           BBB+     $  719,600
                 Improvement Revenue Bonds, 1999 Series A (International Paper
                 Company Projects), 6.450%, 11/15/23 (Alternative Minimum Tax)

         750   Jefferson County Industrial Development Agency, Multi-Modal              11/02 at 102           BBB+        782,550
                 Interchangeable Rate Solid Waste Disposal Revenue Bonds (Champion
                 International Corporation Project), Series 1990, 7.200%, 12/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 3.0%

               Monroe Tobacco Asset Securitization Corporation (New York), Tobacco
               Settlement Asset-Backed Bonds, Series 2000,
         250     6.000%, 6/01/15                                                         6/10 at 101             A1        252,040
       1,300     6.150%, 6/01/25                                                         6/10 at 101             A1      1,310,530

       1,500   Nassau County Tobacco Settlement Corporation (New York), Tobacco          7/09 at 101             A2      1,538,955
                 Settlement Asset-Backed Bonds, Series A, 6.500%, 7/15/27

       2,750   TSASC, Inc. (New York), Tobacco Flexible Amortization Bonds, Series       7/09 at 101            Aa1      2,789,160
                 1999-1, 6.250%, 7/15/27

       2,500   Westchester Tobacco Asset Securitization Corporation (New York),          7/10 at 101             A1      2,250,950
                 Tobacco Settlement Asset-Backed Bonds, Series 1999, 0.000%, 7/15/29
------------------------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 11.4%

       2,000   City of Albany, New York, Industrial Development Agency, Civic           10/10 at 100             AA      1,998,460
                 Facility Revenue Bonds, The Albany Law School of Union University
                 Project, Series 2000A, 5.750%, 10/01/30

       1,750   Town of Brookhaven, Industrial Development Agency, 1993 Civic Facility    3/03 at 102           BBB-      1,826,633
                 Revenue Bonds (Dowling College/The National Aviation and
                 Transportation Center Civic Facility), 6.750%, 3/01/23

       1,000   Cattaraugus County, New York, Industrial Development Agency, Civic        7/10 at 102           Baa1      1,031,980
                 Facility Revenue Bonds, Jamestown Community College Issue, Series
                 2000A, 6.500%, 7/01/30

       2,470   Dutchess County Industrial Development Agency, Civic Facility Revenue    11/03 at 102             A3      2,650,903
                 Bonds (The Bard College Project), Series 1992, 7.000%, 11/01/17

         195   New York City Industrial Development Agency, Civic Facility Revenue      11/01 at 102            Aa1        203,057
                 Bonds (Federation Protestant Welfare), Series 1991, 6.950%, 11/01/11

               New York City Industrial Development Agency, Civic Facility Revenue
               Bonds (College of New Rochelle Project), Series 1995:
       1,000     6.200%, 9/01/10                                                         9/05 at 102           Baa2      1,067,450
       1,000     6.300%, 9/01/15                                                         9/05 at 102           Baa2      1,039,440

       2,000   Dormitory Authority of the State of New York, State University           11/00 at 102              A      2,041,440
                 Educational Facilities Revenue Bonds, Series 1990A, 7.400%, 5/15/01

         750   Dormitory Authority of the State of New York, City University System     No Opt. Call           Baa1        865,028
                 Consolidated Second General Resolution Revenue Bonds, Series 1990C,
                 7.500%, 7/01/10

         500   Dormitory Authority of the State of New York, Revenue Bonds, State        7/01 at 102             A-        521,535
                 University Athletic Facility Issue, Series 1991, 7.250%, 7/01/21

       2,100   Dormitory Authority of the State of New York, University of Rochester     7/04 at 102             A+      2,252,754
                 Revenue Bonds, Series 1994A, 6.500%, 7/01/19

       1,500   Dormitory Authority of the State of New York, City University System     No Opt. Call             A-      1,578,060
                 Consolidated Second General Resolution Revenue Bonds, Series 1993A,
                 5.750%, 7/01/07

       1,000   Dormitory Authority of the State of New York, State University            5/14 at 100              A        996,970
                 Educational Facilities Revenue Bonds, Series 1993B, 5.250%, 5/15/19

         500   Dormitory Authority of the State of New York, Upstate Community           7/10 at 101            AAA        508,765
                 Colleges Revenue Bonds, Series 2000A, 5.750%, 7/01/29

 Portfolio of Investments(Unaudited)
 Nuveen New York Municipal Bond Fund(continued)
August 31, 2000


Principal                                                                                     Optional Call               Market
Amount (000)    Description                                                                   Provisions*   Ratings**     Value
                Education and Civic Organizations(continued)
$   1,750       Dormitory Authority of the State of New York, University of Rochester Revenue 7/09 at 101        A+    $  1,743,018
                 Bonds, Series 1999B, 5.625%, 7/01/24

    1,250       Dormitory Authority of the State of New York, Pratt Institute Revenue Bonds,  7/09 at 102        AA       1,288,550
                 Series 1999, 6.000%, 7/01/24

    2,700       Dormitory Authority of the State of New York, Marymount Manhattan College     7/09 at 101        AA       2,842,128
                 Insured Revenue Bonds, Series 1999, 6.250%, 7/01/29

    3,515       Suffolk County, Industrial Development Agency, Civic Facility Revenue Bonds   6/04 at 102      BBB-       3,479,288
                 (Dowling College Civic
                 Facility), Series 1994, 6.625%, 6/01/24

    1,000       Suffolk County Industrial Development Agency, Civic Facility Revenue          12/06 at 102     BBB-       1,003,440
                 Refunding Bonds (Dowling
                 College Civic Facility), Series 1996, 6.700%, 12/01/20

                 City of Utica Industrial Development Agency (New York), Civic Facility
                 Revenue Bonds (Utica College Project), Series 1998A:
      835        5.300%, 8/01/08                                                               No Opt. Call      N/R         843,617
    1,000        5.750%, 8/01/28                                                               8/08 at 102       N/R         953,930
------------------------------------------------------------------------------------------------------------------------------------

                Healthcare - 10.8%

    3,300       Dormitory Authority of the State of New York, Menorah Campus, Inc.,           2/07 at 102       AAA       3,438,732
                 FHA-Insured Mortgage Nursing
                 Home Revenue Bonds, Series 1997, 5.950%, 2/01/17

    1,000       Dormitory Authority of the State of New York, NYACK Hospital Revenue Bonds,   7/06 at 102      Baa2         999,320
                 Series 1996, 6.000%, 7/01/06

    2,250       Dormitory Authority of the State of New York, The Rosalind and Joseph Gurwin  2/07 at 102       AAA       2,254,185
                 Jewish Geriatric
                 Center of Long Island, Inc., FHA-Insured Mortgage Nursing Home Revenue Bonds,
                 Series 1997, 5.700%, 2/01/37

    2,500       Dormitory Authority of the State of New York, The Brooklyn Hospital Center,   2/09 at 101       Aaa       2,319,075
                 FHA-Insured Mortgage
                 Hospital Revenue Bonds, Series 1999, 5.150%, 2/01/29

    2,700       Dormitory Authority of the State of New York (Catholic Health Services of     7/09 at 101       AAA       2,664,333
                 Long Island Obligated
                 Group), St. Francis Hospital Revenue Bonds, Series 1999A, 5.500%, 7/01/22

    1,650       Dormitory Authority of the State of New York, Mount Sinai, New York           7/10 at 101       BBB+      1,742,466
                 University Health Obligated Group
                 Revenue Bonds, Series 2000A, 6.500%, 7/01/25

    1,845       New York State Medical Care Facilities Finance Agency, Hospital and Nursing   8/02 at 102       AAA       1,890,627
                 Home FHA-Insured
                 Mortgage Revenue Bonds, 1992 Series B, 6.200%, 8/15/22

    5,000       New York State Medical Care Facilities Finance Agency, Hospital Insured       2/04 at 102       AAA       4,873,750
                 Mortgage Revenue Bonds, 1994 Series A Refunding, 5.375%, 2/15/25

    1,000       New York State Medical Care Facilities Finance Agency, Brookdale Hospital     No Opt. Call      AAA       1,009,710
                 Medical Center, Secured
                 Hospital Revenue Bonds, 1995 Series A, 6.400%, 2/15/01

      320       New York State Medical Care Facilities Finance Agency, Hospital and Nursing   2/01 at 101        AA         323,901
                 Home Insured Mortgage
                 Revenue Bonds, 1989 Series B, 7.350%, 2/15/29

    1,000       New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage   2/05 at 102        AA       1,044,060
                 Project Revenue Bonds, 1995 Series B, 6.100%, 2/15/15

      960       New York State Medical Care Facilities Finance Agency, Health Center Projects 11/05 at 102      Aa1       1,016,630
                 Revenue Bonds,
                 (Secured Mortgage Program), Series 1995A, 6.375%, 11/15/19

    1,020       New York State Medical Care Facilities Finance Agency, Hospital and Nursing   2/04 at 102        AA       1,052,497
                 Home FHA-Insured Mortgage
                 Revenue Bonds, 1994 Series A, 6.200%, 2/15/21

      340       New York State Medical Care Facilities Finance Agency, Hospital and Nursing   8/01 at 102        AA         355,082
                 Home Insured Mortgage
                 Revenue Bonds, 1991 Series A, 7.450%, 8/15/31

    2,150       Newark-Wayne Community Hospital, Inc., Hospital Revenue Improvement and       9/03 at 102       N/R       2,191,603
                 Refunding Bonds,
                 Series 1993A, 7.600%, 9/01/15

    2,000       New York City Industrial Development Agency, Civic Facility Revenue Bonds     12/02 at 102      BBB       2,026,600
                 (1992 Jewish Board of
                 Family and Children's Services, Inc. Project), 6.750%, 12/15/12
------------------------------------------------------------------------------------------------------------------------------------

                 Housing/Multifamily - 4.9%

    1,000       City of Batavia Housing Authority, Tax-Exempt Mortgage Revenue Refunding      7/01 at 102       Aaa       1,019,770
                 Bonds, Series 1994A,
                 (Washington Towers - FHA-Insured Mortgage), 6.500%, 1/01/23

-----
14


Principal                                                                                    Optional Call                Market
Amount (000)    Description                                                                  Provisions*    Ratings**     Value
------------------------------------------------------------------------------------------------------------------------------------

                Housing/Multifamily(continued)
    2,000       New York City Housing Development Corporation, Multifamily Mortgage Revenue  4/03 at 102        AAA    $  2,097,420
                 Bonds (FHA-Insured
                 Mortgage Loan), 1993 Series A, 6.550%, 10/01/15

    1,250       New York City Housing Development Corporation, Multi-Unit Mortgage Refunding 6/01 at 102        AAA       1,296,438
                 Bonds (FHA-Insured
                 Mortgage Loans), 1991 Series A, 7.350%, 6/01/19

      750       Dormitory Authority of the State of New York, GNMA Collateralized Revenue    2/01 at 100        AAA         759,135
                 Bonds (Park Ridge
                 Housing, Inc. Project), Series 1989, 7.850%, 2/01/29

    2,240       New York State Finance Agency, Housing Project Mortgage Revenue Bonds, 1996  5/06 at 102        AAA       2,296,851
                 Series A Refunding, 6.125%, 11/01/20

                New York State Housing Finance Agency, Insured Multifamily
                 Mortgage Housing Revenue Bonds, 1992 Series A:
    1,650        6.950%, 8/15/12                                                              8/02 at 102         AA      1,727,171
      500        7.000%, 8/15/22                                                              8/02 at 102         AA        522,415

    1,000       New York State Housing Finance Agency, Multifamily Housing Revenue Bonds      2/04 at 102        Aa1      1,044,220
                 (Secured Mortgage
                 Program), 1994 Series C, 6.450%, 8/15/14

    1,000       New York State Urban Development Corporation, Section 236 Revenue Bonds,     1/02 at 102        AAA       1,046,570
                 Series 1992A, 6.750%, 1/01/26

    1,300       Tonawanda Housing Authority, New York, Housing Revenue Bonds (Kibler Senior  9/09 at 103        N/R       1,310,088
                 Housing, LP Project),
                 Series 1999B Bonds, 7.750%, 9/01/31
------------------------------------------------------------------------------------------------------------------------------------

                 Housing/Single Family - 1.7%

    1,500       State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series  9/04 at 102        Aa1       1,563,750
                 43, 6.450%, 10/01/17

    1,000       State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, 1995    3/05 at 102        Aa1       1,037,080
                 Series 46,
                 6.600%, 10/01/19 (Alternative Minimum Tax)

    2,000       State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series  10/09 at 100       Aa1       1,968,540
                 82, 5.650%, 4/01/30
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                 Long-Term Care - 5.9%

    1,500       New York City Industrial Development Agency, Civic Facility Revenue Bonds,   7/10 at 102        N/R       1,509,345
                 Special Needs Facilities
                 Pooled Program, Series 2000A-1, 8.125%, 7/01/19

    2,000       Dormitory Authority of the State of New York, Bishop Henry R. Hucles Nursing 7/06 at 102        Aa1       2,029,100
                 Home, Inc., Revenue
                 Bonds, Series 1996, 6.000%, 7/01/24

    2,420       Dormitory Authority of the State of New York, W.K. Nursing Home Corporation, 8/06 at 102        AAA       2,520,019
                 FHA-Insured Mortgage
                 Revenue Bonds, Series 1996, 5.950%, 2/01/16

    1,000       Dormitory Authority of the State of New York, The Miriam Osborn Memorial     7/10 at 102          A       1,042,110
                 Home Association Revenue
                 Bonds, Series 2000B, 6.375%, 7/01/29

    1,500       Dormitory Authority of the State of New York, Concord Nursing Home, Inc.     7/10 at 101         A1       1,582,215
                 Revenue Bonds,
                 Series 2000, 6.500%, 7/01/29

    5,000       Syracuse Housing Authority (New York), FHA-Insured Mortgage Revenue Bonds    2/08 at 102        AAA       5,046,300
                 (Loretto Rest
                 Residential Health Care Facility Project), Series 1997A, 5.800%, 8/01/37

    2,100       UFA Development Corporation, Utica, New York, FHA-Insured Mortgage Revenue   7/04 at 102        Aa2       2,126,481
                 Bonds,
                 Series 1993 (Loretto-Utica Project), 5.950%, 7/01/35
------------------------------------------------------------------------------------------------------------------------------------

                 Tax Obligation/General - 4.8%

        5       The City of New York, General Obligation Bonds, Fiscal 1992 Series C,        8/02 at 101 1/2    AAA           5,256
                 6.625%, 8/01/13

                The City of New York, General Obligation Bonds, Fiscal 1996 Series G:
    2,000       5.750%, 2/01/17                                                              2/06 at 101 1/2     A2       2,036,700
    2,500       5.750%, 2/01/20                                                              2/06 at 101 1/2     A2       2,518,450

    1,450       The City of New York, General Obligation Bonds, Fiscal 1992 Series B,        2/02 at 101 1/2     A2       1,526,256
                 7.500%, 2/01/06

    4,440       The City of New York, General Obligation Bonds, Fiscal 1999 Series C,        8/08 at 101         A2       4,061,135
                 5.000%, 8/15/22

    1,750       The City of New York, General Obligation Bonds, Fiscal 1997 Series D,        11/06 at 101        A2       1,852,970
                 5.875%, 11/01/11                                                            1/2

-----
15


 Portfolio of Investments (Unaudited)
 Nuveen New York Municipal Bond Fund (continued)
 August 31, 2000

Principal                                                                                 Optional Call                   Market
Amount (000)    Description                                                               Provisions*       Ratings**     Value
------------------------------------------------------------------------------------------------------------------------------------

                Tax Obligation/General(continued)

                 South Orangetown Central School District, Rockland County, New
                 York, Serial General Obligation Bonds, Series 1990:
   $  390       6.875%, 10/01/08                                                          No Opt. Call           A2    $    446,059
      390       6.875%, 10/01/09                                                          No Opt. Call           A2         450,236
------------------------------------------------------------------------------------------------------------------------------------
                 Tax Obligation/Limited - 27.2%

      300       Albany Housing Authority, New York, Limited Obligation Bonds, Series      10/05 at 102         Baa1         301,863
                 1995,
                 5.850%, 10/01/07

    1,500       Albany Parking Authority, Aggregate Principal Amount Parking Revenue      No Opt. Call         Baa1         575,895
                 Refunding Bonds, Series 1992A,
                 0.000%, 11/01/17

    2,500       Housing New York Corporation, Senior Revenue Refunding Bonds, Series      11/03 at 102          AAA       2,460,775
                 1993, 5.000%, 11/01/13

    4,000       Metropolitan Transportation Authority (New York), Transit Facilities      7/03 at 101 1/2      BBB+       4,061,080
                 Service Contract Bonds, Series P,
                 5.750%, 7/01/15

    1,500       Metropolitan Transportation Authority, New York, Dedicated Tax Fund       4/10 at 100           AAA       1,561,440
                 Bonds, Series 2000A, 6.000%, 4/01/30

    1,700       New York City Transit Authority, Metropolitan Transportation Authority,   1/10 at 101           AAA       1,747,566
                 Triborough Bridge and Tunnel Authority, Certificates of Participation,
                 Series 2000A,
                 5.875%, 1/01/30

    1,500       New York City Transitional Finance Authority, Future Tax Secured Bonds,   5/10 at 101            AA       1,568,565
                 Fiscal 2000 Series B,
                 6.000%, 11/15/29

    1,915       New York City Transitional Finance Authority, Future Tax Secured Bonds,   5/10 at 101           Aa3       2,245,529
                 Residual Interest Certificates, Series 319,
                 8.666%, 11/01/17 (IF)

      220       Dormitory Authority of the State of New York, Judicial Facilities Lease   10/00 at 114 1/7     Baa1         251,781
                 Revenue Bonds (Suffolk County Issue), Series 1991A,
                 9.500%, 4/15/14

    1,000       Dormitory Authority of the State of New York, Revenue Bonds (Department   7/04 at 102             A       1,028,620
                 of Education of the State of New York Issue), Series 1994A,
                 6.250%, 7/01/24

    2,900       Dormitory Authority of the State of New York, Department of Health of the 7/04 at 102             A       2,799,283
                 State of New York, Revenue Bonds, Series 1994,
                 5.500%, 7/01/23

    2,500       Dormitory Authority of the State of New York, Mental Health Services      2/07 at 102             A       2,475,950
                 Facilities Improvement Revenue Bonds, Series 1997B,
                 5.625%, 2/15/21

    2,000       Dormitory Authority of the State of New York, Mental Health Services      8/09 at 101           AAA       1,883,320
                 Facilities Improvement Revenue Bonds, Series 1999D,
                 5.250%, 2/15/29

    1,545       New York State Environmental Facilities Corporation, State Park           3/03 at 101             A       1,571,358
                 Infrastructure Special Obligation Bonds, Series 1993A,
                 5.750%, 3/15/13

    1,000       New York State Housing Finance Agency, Health Facilities Revenue Bonds    5/06 at 101 1/2        A-       1,058,300
                 (New York City), 1996 Series A Refunding,
                 6.000%, 11/01/08

      260       New York State Housing Finance Agency, Health Facilities Revenue Bonds    11/00 at 102         BBB+         266,167
                 (New York City), 1990 Series A Refunding,
                 8.000%, 11/01/08

    2,990       New York State Housing Finance Agency, Service Contract Obligation        9/03 at 102             A       3,064,421
                 Revenue Bonds, 1993 Series C Refunding,
                 5.875%, 9/15/14

    2,000       New York State Housing Finance Agency, Service Contract Obligation        9/05 at 102             A       2,048,240
                 Revenue Bonds, 1995 Series A,
                 6.375%, 9/15/15

      250       State of New York Municipal Bond Bank Agency, Special Program Bonds (City 9/01 at 102          BBB+         259,585
                 of Buffalo), 1991 Series A,
                 6.875%, 3/15/06

       95       New York State Medical Care Facilities Finance Agency, Mental Health      2/01 at 100            A-          95,222
                 Services Facilities Improvement Revenue Bonds, 1988 Series A,
                 7.700%, 2/15/18

       15       New York State Medical Care Facilities Finance Agency, Mental Health      8/04 at 102             A          15,842
                 Services Facilities Improvement Revenue Bonds, 1994 Series E,
                 6.500%, 8/15/24

    3,335       New York State Thruway Authority, Highway and Bridge Trust Fund, Residual 4/10 at 101           Aaa       3,854,360
                 Interest Certificates Series 368, 8.243%, 4/01/16 (IF)
                New York State Thruway Authority, Local Highway and Bridge
                 Service Contract Bonds, Series 2000:

    5,000        5.750%, 4/01/16 (WI)                                                     4/10 at 101           AAA       5,231,800
    5,000        5.750%, 4/01/17 (WI)                                                     4/10 at 101           AAA       5,206,950

-----
16


Principal                                                                                   Optional Call                 Market
Amount (000)    Description                                                                 Provisions*     Ratings**     Value
------------------------------------------------------------------------------------------------------------------------------------

                Tax Obligation/Limited (continued)


    7,500       New York State Urban Development Corporation, Correctional Capital          1/04 at 102           A    $  7,031,775
                 Facilities Revenue Bonds, 1993A Refunding Series,
                  5.250%, 1/01/21

    1,000       New York State Urban Development Corporation, Project Revenue Bonds         1/06 at 102           A       1,038,860
                 (Onondaga County Convention Center), Refunding Series 1995,
                  6.250%, 1/01/20

    5,090       New York State Urban Development Corporation, Correctional Capital          1/03 at 102           A       5,087,099
                 Facilities Revenue Bonds, 1993 Refunding Series,
                  5.500%, 1/01/15

    2,500       New York State, Urban Development Corporation, Correctional Facilities      1/08 at 102           A       2,235,075
                 Service Contract Revenue Bonds, Series A,
                  5.000%, 1/01/28

    2,000       Niagara Falls City School District, Niagara County, New York, Certificates  6/08 at 101         AAA       1,920,460
                 of Participation, High School Facility, Series 1998,
                  5.375%, 6/15/28

    1,420       Niagara Falls City School District, Niagara County, New York, Certificates  6/09 at 101        BBB-       1,477,567
                 of Participation, High School Facility, Series 2000,
                  6.625%, 6/15/28

    1,000       Puerto Rico Highway and Transportation Authority, Transportation Revenue    7/10 at 101         AAA       1,051,390
                 Bonds, Series B,
                  5.750%, 7/01/19

    2,000       34th Street Partnership, Inc., 34th Street Business Improvement District    1/03 at 102          A1       1,931,300
                 (New York), Capital Improvement Bonds, Series 1993,
                  5.500%, 1/01/23

      500       Triborough Bridge and Tunnel Authority (New York), Convention Center        No Opt. Call          A         566,320
                 Project Bonds, Series E,
                  7.250%, 1/01/10

    2,000       Triborough Bridge and Tunnel Authority (New York), Special Obligation       1/01 at 102          A1       2,055,800
                 Refunding Bonds, Series 1991B,
                  7.100%, 1/01/10

    2,000       Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds, 1/01 at 102         AAA       2,056,140
                 Series 1991B,
                  7.100%, 1/01/10

    1,250       Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands      10/10 at 101       BBB-       1,297,425
                 Gross Receipts Tax Loan Note), Series 1999A,
                  6.500%, 10/01/24
------------------------------------------------------------------------------------------------------------------------------------
                Transportation - 6.9%

      500       Albany Parking Authority, Aggregate Principal Amount (Green and Hudson      9/01 at 102           A         518,555
                 Garage Project), Parking Revenue Refunding Bonds (Letter of Credit
                 Secured), Series 1991A, 7.150%,
                  9/15/16

    4,000       Metropolitan Transportation Authority (New York), Commuter Facilities       7/07 at 101 1/2     AAA       4,073,080
                 Revenue Bonds, Series 1997A,
                  5.750%, 7/01/21

    2,000       Metropolitan Transportation Authority (New York), Commuter Facilities       7/07 at 101         AAA       1,937,740
                 Revenue Bonds, Series 1997C,
                  5.375%, 7/01/27

    2,000       New York City Industrial Development Agency, Special Facility Revenue Bonds 8/07 at 102        Baa1       1,764,640
                 (1990 American Airlines, Inc. Project), Remarketed, 5.400%, 7/01/20
                 (Alternative Minimum Tax)

    4,000       New York City Industrial Development Agency, Special Facility Revenue       1/04 at 102           A       4,079,640
                 Bonds, Series 1994 (Terminal One Group Association, LP Project),
                  6.125%, 1/01/24 (Alternative Minimum Tax)

      500       New York City Industrial Development Agency, Special Facility Revenue Bonds 12/08 at 102         A2         431,805
                 (British Airways PLC Project), Series 1998, 5.250%, 12/01/32 (Alternative
                 Minimum Tax)

    1,000       Niagara Frontier Transportation Authority (Buffalo-Niagara International    4/09 at 101         AAA         990,120
                 Airport), Airport Revenue Bonds, Series 1999A,
                  5.625%, 4/01/29 (Alternative Minimum Tax)

    1,500       The Port Authority of New York and New Jersey, Special Project Bonds,       12/07 at 100        AAA       1,519,785
                 Series 6 (JFK International Air Terminal LLC Project),
                  5.750%, 12/01/25 (Alternative Minimum Tax)

      250       Puerto Rico Ports Authority, Special Facilities Revenue Bonds, 1996 Series  6/06 at 102        Baa2         255,353
                 A (American Airlines, Inc. Project),
                  6.250%, 6/01/26 (Alternative Minimum Tax)

    3,000       Triborough Bridge and Tunnel Authority (New York), General Purpose Revenue  1/10 at 100         Aa3       2,941,950
                 Bonds, Series 1999B,
                  5.500%, 1/01/30
------------------------------------------------------------------------------------------------------------------------------------

                U.S. Guaranteed - 13.8%

    1,600      Industrial Development Agency, Franklin County (New York), Lease Revenue    11/02 at 102     BBB-***       1,682,560
                Bonds (County Correctional Facility Project), Series 1992,
                 6.750%, 11/01/12 (Pre-refunded to 11/01/02)

    1,025      Metropolitan Transportation Authority, Transit Facilities Revenue Bonds,    7/02 at 102          AAA       1,084,450
                Series J, 6.500%, 7/01/18
                (Pre-refunded to 7/01/02)

-----
17

Portfolio of Investments (Unaudited)
Nuveen New York Municipal Bond Fund (continued)
August 31, 2000

   Principal                                                                             Optional Call                     Market
Amount (000)    Description                                                                Provisions*      Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed(continued)

$   1,000        Industrial Development Agency, City of Rochelle, Civic Facility Revenue       7/02 at 102  Baa2***     $ 1,058,170
                 Bonds (College of New Rochelle Project), 1992 Series, 6.625%,
                 7/01/12 (Pre-refunded to 7/01/02)

       40       The City of New York, General Obligation Bonds, Fiscal 1992 Series C,      8/02 at 101 1/2      AAA          42,294
                 6.625%, 8/01/13 (Pre-refunded to 8/01/02)

       40       The City of New York, General Obligation Bonds, Fiscal 1991 Series F,     11/01 at 101 1/2      AAA          42,444
                 8.250%, 11/15/19 (Pre-refunded to 11/15/01)

    1,000       The City of New York, General Obligation Bonds, Fiscal 1995 Series B1,         8/04 at 101      Aaa       1,104,720
                 7.000%, 8/15/16 (Pre-refunded to 8/15/04)

      550       The City of New York, New York, General Obligation Bonds, Fiscal 1992      2/02 at 101 1/2    A2***         582,054
                 Series B, 7.500%, 2/01/02 (Pre-refunded to 2/01/06)

    1,500       New York City Municipal Water Finance Authority, Water and Sewer System    6/01 at 101 1/2      Aaa       1,562,220
                 Revenue Bonds, Fiscal 1991 Series C, 7.750%, 6/15/20
                 (Pre-refunded to 6/15/01)

    5,345       New York City Industrial Development Agency, Civic Facility Revenue Bonds      7/02 at 102   Aa2***       5,648,168
                 (The Lighthouse, Inc. Project), Series 1992, 6.500%, 7/01/22
                 (Pre-refunded to 7/01/02)

      300       State of New York, Various Purpose Bonds, 7.300%, 3/01/12                      3/01 at 102    A+***         310,407
                 (Pre-refunded to 3/01/01)

      300       Dormitory Authority of the State of New York, New York Department of           7/01 at 102  Baa1***         314,136
                 Education, Revenue Bonds, Series 1991, 7.750%, 7/01/21
                 (Pre-refunded to 7/01/01)

      400       Dormitory Authority of the State of New York, Menorah Campus, Inc.,            8/01 at 102    AA***         419,016
                 FHA-Insured Mortgage Revenue Bonds, Series 1991, 7.400%, 2/01/31
                 (Pre-refunded to 8/01/01)

      250       Dormitory Authority of the State of New York, Department of Health Revenue     7/01 at 102  BBB+***         260,643
                 Bonds, Veterans Home, Series 1990, 7.250%, 7/01/21
                 (Pre-refunded to 7/01/01)

      230       Dormitory Authority of the State of New York, Iroquois Nursing Insured         2/01 at 102   AA-***         237,121
                 Revenue Bonds, Series 1991, 7.000%, 2/01/15 (Pre-refunded to 2/01/01)

      985       Dormitory Authority of the State of New York, Dormitory Revenue Bonds,         7/04 at 102      AAA       1,107,199
                 State University Issue, Series X, 7.400%, 7/01/24
                 (Pre-refunded to 7/01/04)

    1,500       Dormitory Authority of the State of New York, Department of Health of New      7/05 at 102      AAA       1,670,520
                 York, Revenue Bonds, Series 1995, Roswell Park Cancer Center, 6.625%,
                 7/01/24 (Pre-refunded to 7/01/05)

      215       New York State Energy Research and Development Authority, Electric             1/03 at 102    A-***         229,955
                 Facilities Revenue Bonds (Long Island Lighting Company Project),
                 1992 Series D, 6.900%, 8/01/22 (Alternative Minimum Tax)
                 (Pre-refunded to 1/21/03)

      200       New York State Housing Finance Agency, State University Construction          No Opt. Call     AAA          246,554
                 Refunding Bonds, 1986 Series A, 8.000%, 5/01/11

    1,660       New York State Housing Finance Agency, Health Facilities Revenue Bonds        11/00 at 102     AAA        1,702,944
                 (New York City), 1990 Series A Refunding, 8.000%, 11/01/08
                 (Pre-refunded to 11/01/00)

      250       State of New York Municipal Bond Bank Agency, Special Program Revenue          9/01 at 102     AAA          261,210
                 Bonds (City of Rochester), 1991 Series A, 6.750%, 3/15/11
                 (Pre-refunded to 9/15/01)

    1,460       New York State Medical Care Facilities Finance Agency, Mental Health           2/01 at 102     Aaa        1,509,990
                 Services Facilities Improvement Revenue Bonds, 1991 Series A, 7.500%,
                 2/15/21 (Pre-refunded to 2/15/01)

    1,350       New York State Medical Care Facilities Finance Agency, Hospital and            2/03 at 102     AAA        1,435,860
                 Nursing Home FHA-Insured Mortgage Revenue Bonds, 1992 Series D, 6.450%,
                 2/15/09 (Pre-refunded to 2/15/03)

                New York State Medical Care Facilities Finance Agency, New York
                 Hospital FHA-Insured Mortgage Revenue Bonds, Series 1994A:
    1,000             6.750%, 8/15/14 (Pre-refunded to 2/15/05)                                2/05 at 102    AAA         1,111,240
    1,000             6.800%, 8/15/24 (Pre-refunded to 2/15/05)                                2/05 at 102    AAA         1,113,150

    2,700       New York State Medical Care Facilities Finance Agency, Brookdale Hospital      2/05 at 102    AAA         3,005,505
                 Medical Center Secured Hospital Revenue Bonds, 1995 Series A, 6.800%,
                 8/15/12 (Pre-refunded to 2/15/05)

    1,480       New York State Medical Care Facilities Finance Agency, Hospital and            2/04 at 102  AA***         1,559,876
                 Nursing Home FHA-Insured Mortgage Revenue Bonds, 1994 Series A, 6.200%,
                 2/15/21 (Pre-refunded to 2/15/04)

    1,485       New York State Medical Care Facilities Finance Agency, Mental Health           8/04 at 102  A***          1,616,111
                 Services Facilities Improvement Revenue Bonds, 1994 Series E, 6.500%,
                 8/15/24 (Pre-refunded to 8/15/04)

Principal                                                                             Optional Call                    Market
Amount (000)    Description                                                             Provisions*     Ratings**       Value
------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed(continued)

 $   140        New York State Medical Care Facilities Finance Agency, Hospital and         8/01 at 102    AA***   $   146,831
                 Nursing Home Insured Mortgage Revenue Bonds, 1991 Series A, 7.450%,
                 8/15/31 (Pre-refunded to 8/15/01)

   2,000        New York State Urban Development Corporation, Project Revenue Bonds         1/01 at 102     A***     2,062,380
                 (Clarkson Center for Advanced Materials Processing Loan), Series 1990,
                 7.800%, 1/01/20 (Pre-refunded to 1/01/01)

   2,900        New York State Urban Development Corporation, State Facilities Revenue      4/01 at 102      Aaa     3,011,128
                 Bonds, Series 1991, 7.500%, 4/01/20 (Pre-refunded to 4/01/01)

   1,000        Orangetown Housing Authority (Rockland County, New York), Housing          10/00 at 102     A***     1,022,600
                 Facilities Revenue Bonds (Orangetown Senior Housing Center),
                 1990 Series, 7.600%, 4/01/30 (Pre-refunded to 10/01/00)
-------------------------------------------------------------------------------------------------------------------------------
                Utilities - 9.0%

   6,500        Erie County (New York), Industrial Development Agency, Solid Waste         12/10 at 103      N/R     5,960,565
                 Disposal Facility Revenue Bonds (1998 CanFibre of Lackawanna Project),
                 8.875%, 12/01/13
                 (Alternative Minimum Tax)

   4,325        Long Island Power Authority, New York, Electric System General Revenue      6/03 at 101       A-     4,151,697
                 Bonds, Series 1998A, 5.500%, 12/01/29

                New York City Industrial Development Agency, Industrial
                Development Revenue Bonds (Brooklyn Navy Yard Cogeneration
                Partners, LP Project), Series 1997:
   2,000          5.650%, 10/01/28 (Alternative Minimum Tax)                               10/08 at 102     BBB-    1,832,120
   5,950          5.750%, 10/01/36 (Alternative Minimum Tax)                               10/08 at 102     BBB-    5,469,835

     350        New York State Energy Research and Development Authority, Electric      1/01 at 100 1/2       A+      354,295
                 Facilities Revenue Bonds, Series 1991A (Consolidated Edison Company of
                 New York, Inc. Project), 7.500%, 1/01/26 (Alternative Minimum Tax)

   1,250        New York State Energy Research and Development Authority, Electric          6/02 at 102       A-    1,328,288
                 Facilities Revenue Bonds (Long Island Lighting Company Project),
                 1989 Series A, 7.150%, 9/01/19 (Alternative Minimum Tax)

     285        New York State Energy Research and Development Authority, Electric          1/03 at 102       A-      301,268
                 Facilities Revenue Bonds (Long Island Lighting Company Project),
                 1992 Series D, 6.900%, 8/01/22 (Alternative Minimum Tax)
   2,435        New York State Energy Research and Development Authority, Adjustable        7/05 at 102      AAA    2,503,691
                  Rate Pollution Control Revenue Bonds (New York State Electric and Gas
                  Corporation Project), 1987 Series A, 6.150%, 7/01/26 (Alternative Minimum Tax)

   1,500        New York State Energy Research and Development Authority, Facilities        7/05 at 102      AAA    1,566,960
                 Refunding Revenue Bonds, Series 1995A (Consolidated Edison Company
                 of New York, Inc. Project), 6.100%, 8/15/20

     750        Onondaga County Resource Recovery Agency, System Revenue Bonds              5/02 at 102     Baa1      761,871
                 (Development Costs), 1992 Series, 7.000%, 5/01/15 (Alternative
                 Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------
                Water and Sewer - 1.1%

   2,855        New York City Municipal Water Finance Authority, Water and Sewer System     6/07 at 101      AAA    2,706,850
                 Revenue Bonds, Fiscal 1998 Series B, 5.250%, 6/15/29

     250        New York City Municipal Water Finance Authority, Water and Sewer System     6/09 at 101      AAA      245,920
                 Revenue Bonds, Fiscal 2000 Series A, 5.500%, 6/15/32
-----------------------------------------------------------------------------------------------------------------------------
$269,625        Total Investments (cost $262,024,506) - 101.1%                                                    272,265,489
------------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (1.1)%                                                             (2,996,843)
                -------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                $269,268,646
                -------------------------------------------------------------------------------------------------------------

 * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
 **  Ratings: Using the higher of Standard & Poor's or Moody's rating.
*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
N/R  Investment is not rated.
(IF) Inverse floating rate security.
(WI) Security purchased on a when-issued basis.

See accompanying notes to financial statements.

Portfolio of Investments(Unaudited)
Nuveen New York Insured Municipal Bond Fund
August 31, 2000

Principal                                                                                  Optional Call                 Market
Amount (000)    Description                                                                Provisions*      Ratings**     Value
-------------------------------------------------------------------------------------------------------------------------------
                Education and Civic Organizations - 12.6%
 $ 1,000        Allegany County Industrial Development Agency (New York), Civic Facility      8/08 at 102     Aaa   $   915,600
                 Revenue Bonds, Series 1998 (Alfred University Civic Facility), 5.000%,
                 8/01/28
   3,095        Town of Amherst, New York, Industrial Development Agency, Civic Facility      8/10 at 102     AAA     3,144,241
                 Revenue Bonds (UBF Faculty-Student Housing Corporation - Village Green
                 Project), Series 2000A, 5.750%, 8/01/30
   1,350        Town of Hempstead Industrial Development Agency, Civic Facility Revenue       7/06 at 102     AAA     1,409,670
                 Bonds (Hofstra University Project), Series 1996, 5.800%, 7/01/15
   1,750        The Trust for Cultural Resources of The City of New York, Revenue Bonds,      4/07 at 101     AAA     1,759,713
                 Series 1997A (American Museum of Natural History), 5.650%, 4/01/27
   1,000        New York City Industrial Development Agency, Civic Facility Revenue Bonds    11/04 at 102     AAA     1,077,020
                 (USTA National Tennis Center Incorporated Project), 6.375%, 11/15/14
   1,145        New York City Industrial Development Agency, Civic Facility Revenue Bonds     6/07 at 102     Aaa     1,167,980
                 (Anti-Defamation League Foundation Project), Series 1997A, 5.600%, 6/01/17
     180        Dormitory Authority of the State of New York, College and University         12/00 at 101     AAA       183,136
                 Revenue Bonds (Pooled Capital Program), Series 1985, 7.800%, 12/01/05
   4,640        Dormitory Authority of the State of New York, Mount Sinai School of           7/04 at 102     AAA     4,302,486
                 Medicine Insured Revenue Bonds, Series 1994A, 5.000%, 7/01/21
   1,500        Dormitory Authority of the State of New York, Sarah Lawrence College          7/05 at 102     AAA     1,546,845
                 Revenue Bonds, Series 1995, 6.000%, 7/01/24
   5,000        Dormitory Authority of the State of New York, State University Educational    5/06 at 102     AAA     4,935,200
                 Facilities Revenue Bonds, Series 1996, 5.500%, 5/15/26
   2,925        Dormitory Authority of the State of New York, Siena College Insured           7/07 at 102     AAA     2,970,250
                 Revenue Bonds, Series 1997, 5.750%, 7/01/26
   4,000        Dormitory Authority of the State of New York, Fordham University Insured      7/08 at 101     AAA     3,663,240
                 Revenue Bonds, Series 1998, 5.000%, 7/01/28
   3,000        Dormitory Authority of the State of New York, Ithaca College Insured          7/08 at 101     Aaa     2,802,780
                 Revenue Bonds, Series 1998, 5.000%, 7/01/21
   3,250        Dormitory Authority of the State of New York, Upstate Community Colleges      7/10 at 101     AAA     3,306,973
                 Revenue Bonds, Series 2000A, 5.750%, 7/01/29
   5,280        Dormitory Authority of the State of New York, University of Rochester,        7/10 at 101     AAA     3,067,205
                 2000A Revenue Bonds, 0.000%, 7/01/25
   1,000        Dormitory Authority of the State of New York, Pace University Insured         7/10 at 102     AAA     1,047,640
                 Revenue Bonds, Series 2000, 6.000%, 7/01/29
   4,695        Dormitory Authority of the State of New York, New York University Revenue     7/01 at 102     AAA     4,844,724
                 Bonds, Series 1991, 6.250%, 7/01/09
-------------------------------------------------------------------------------------------------------------------------------
                Healthcare - 13.0%
   2,980        New York City Health and Hospitals Corporation, Health System Bonds, 1993     2/03 at 102     AAA     3,002,559
                 Series A, 5.750%, 2/15/22
   6,460        Dormitory Authority of the State of New York, St. Vincent's Hospital and      8/05 at 102     AAA     6,542,882
                 Medical Center of New York, FHA-Insured Mortgage Revenue Bonds, Series
                 1995, 5.800%, 8/01/25
   3,730        Dormitory Authority of the State of New York, Maimonides Medical Center,       2/06 at 102    AAA     3,780,318
                 FHA-Insured Mortgage Hospital Revenue Bonds, Series 1996A, 5.750%,
                 8/01/24
   2,500        Dormitory Authority of the State of New York, Secured Hospital Insured     2/08 at 101 1/2    AAA     2,287,500
                 Revenue Bonds (Southside Hospital), Series 1998, 5.000%, 2/15/25
   3,000        Dormitory Authority of the State of New York (North Shore Health System       11/08 at 101    AAA     2,758,650
                 Obligated Group), North Shore University Hospital Revenue Bonds, Series
                 1998, 5.000%, 11/01/23

20

Principal                                                                                  Optional Call               Market
Amount (000)    Description                                                                  Provisions*  Ratings**     Value
------------------------------------------------------------------------------------------------------------------------------
                Healthcare(continued)
$ 3,105         Dormitory Authority of the State of New York (Catholic Health Services of    7/09 at 101      AAA   $3,063,983
                 Long Island Obligated Group), St. Charles Hospital and Rehabilitation
                 Center Revenue Bonds, Series 1999A, 5.500%, 7/01/22
  2,260         Dormitory Authority of the State of New York (Catholic Health Services of    7/09 at 101      AAA    2,207,139
                 Long Island Obligated Group), St. Francis Hospital Revenue Bonds, Series
                 1999A, 5.500%, 7/01/29
  1,000         Dormitory Authority of the State of New York, New Island Hospital Insured    7/09 at 101      AAA    1,027,100
                 Revenue Bonds, Series 1999A, 5.750%, 7/01/19
  3,000         New York State Medical Care Facilities Finance Agency, South Nassau         11/02 at 102      AAA    3,146,820
                 Communities Hospital Project Revenue Bonds, 1992 Series A, 6.125%,
                 11/01/11
  3,200         New York State Medical Care Facilities Finance Agency, North Shore          11/00 at 102      AAA    3,278,816
                 University Hospital Mortgage Project Revenue Bonds, 1990 Series A,
                 7.200%, 11/01/20
  1,670         New York State Medical Care Facilities Finance Agency, Our Lady of Victory  11/01 at 102      AAA    1,723,774
                 Hospital Project Revenue Bonds, 1991 Series A, 6.625%, 11/01/16

                New York State Medical Care Facilities Finance Agency, Sisters
                 of Charity Hospital of Buffalo Project Revenue Bonds, 1991 Series A:
    500          6.600%, 11/01/10                                                            11/01 at 102     AAA       520,560
  1,550          6.625%, 11/01/18                                                            11/01 at 102     AAA     1,613,922
  1,000         New York State Medical Care Facilities Finance Agency, Aurelia Osborn Fox    11/01 at 102     AAA     1,044,640
                 Memorial Hospital Project Revenue Bonds, 1992 Series A, 6.500%, 11/01/19
  4,000         New York State Medical Care Facilities Finance Agency, Hospital Insured       2/04 at 102     AAA     3,899,000
                 Mortgage Revenue Bonds, 1994 Series A Refunding, 5.375%, 2/15/25
    640         New York State Medical Care Facilities Finance Agency, Hospital and           2/01 at 101      AA       647,802
                 Nursing Home Insured Mortgage Revenue Bonds,
                 1989 Series B, 7.350%, 2/15/29
  2,890         New York State Medical Care Facilities Finance Agency, Montefiore Medical     2/05 at 102     AAA     2,981,729
                 Center FHA-Insured Mortgage Revenue Bonds, 1995 Series A,
                 5.750%, 2/15/15
--------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily - 9.3%
  5,000         New York City Housing Development Corporation, Multifamily Housing            9/00 at 105     AAA     5,260,450
                 Limited Obligation Bonds, Series 1991A, Pass Through Certificates,
                 6.500%, 2/20/19
                New York State Finance Agency, Housing Project
                 Mortgage Revenue Bonds, 1996 Series A Refunding:
  5,650          6.100%, 11/01/15                                                             5/06 at 102     AAA     5,837,806
  4,980          6.125%, 11/01/20                                                             5/06 at 102     AAA     5,106,392
    635         New York State Housing Finance Agency, Multifamily Housing Revenue Bonds     11/00 at 101     AAA       648,887
                 (AMBAC Insured Program), 1989 Series A, 7.450%, 11/01/28
                New York State Urban Development Corporation, Section 236 Revenue Bonds,
                 Series 1992A:
  3,850          6.700%, 1/01/12                                                              1/02 at 102     AAA      4,028,871
  9,650          6.750%, 1/01/26                                                              1/02 at 102     AAA     10,099,401
--------------------------------------------------------------------------------------------------------------------------------
                Long-Term Care - 1.9%
  4,250         Village of East Rochester Housing Authority (New York), FHA-Insured           8/07 at 102     AAA      4,273,078
                 Mortgage Revenue Bonds (St. John's Meadows Project), Series 1997A,
                 5.700%, 8/01/27
  1,000         Dormitory Authority of the State of New York, United Cerebral Palsy           7/02 at 102     AAA      1,046,870
                 Association of Westchester County, Inc., Insured Revenue Bonds,
                 Series 1992, 6.200%, 7/01/12
  1,000         Dormitory Authority of the State of New York, Sarah Neuman Nursing Home,      8/07 at 102     AAA        972,320
                 FHA-Insured Mortgage Nursing Home Revenue Bonds, Series 1997,
                 5.450%, 8/01/27
---------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General - 8.3%
  1,000         City of Buffalo, New York, Refunding Serial Bonds, Series 1991, 6.150%,       2/01 at 101     AAA      1,016,740
                 2/01/04
                Camden Central School District, Oneida County, New York, School
                 District (Serial) Bonds, Series 1991:
    500           7.100%, 6/15/07                                                            No Opt. Call     AAA         573,735
    600           7.100%, 6/15/08                                                            No Opt. Call     AAA         696,486
    600           7.100%, 6/15/09                                                            No Opt. Call     AAA         704,250
    275           7.100%, 6/15/10                                                            No Opt. Call     AAA         326,354
    500         Greece Central School District, Monroe County, New York, General             No Opt. Call     AAA         548,395
                 Obligation Bonds, School District (Serial) Bonds, Series 1992, 6.000%,
                 6/15/09

21

            Portfolio of Investments(Unaudited)
            Nuveen New York Insured Municipal Bond Fund(continued)
            August 31, 2000

Principal                                                                               Optional Call                      Market
Amount (000)    Description                                                               Provisions*      Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------

            Tax Obligation/General(continued)

            Town of Halfmoon, Saratoga County, New York, Public Improvement (Serial)
             Bonds, Series 1991:
   $  385       6.500%, 6/01/09                                                           No Opt. Call         AAA       $   435,246
      395       6.500%, 6/01/10                                                           No Opt. Call         AAA           449,237
      395       6.500%, 6/01/11                                                           No Opt. Call         AAA           450,130

             Middle County Central School District at Centereach, Town of
              Brookhaven, Suffolk County, New York, School District (Serial)
              Bonds, Series 1991:
      475       6.900%, 12/15/07                                                          No Opt. Call         AAA           543,956
      475       6.900%, 12/15/08                                                          No Opt. Call         AAA           549,437

             Mount Sinai Union Free School District, County of Suffolk, New
              York, School District Refunding (Serial) Bonds, Series 1992:
      500       6.200%, 2/15/15                                                           No Opt. Call         AAA           554,395
    1,035       6.200%, 2/15/16                                                           No Opt. Call         AAA         1,146,894

    1,500    County of Nassau, New York, General Obligation Serial Bonds, General          8/04 at 103         AAA         1,573,890
              Improvement Bonds, Series O, 5.700%, 8/01/13

    1,125    County of Nassau, New York, General Obligation Serial Bonds, General          3/10 at 100         AAA         1,174,905
              Improvement Bonds, Series F, 6.000%, 3/01/20

    1,020    City of New Rochelle, Westchester County, New York, General Obligations,      8/04 at 102         AAA         1,066,594
              Public Improvement Bonds, 1994 Series B, 6.200%, 8/15/22

             The City of New York, General Obligation Bonds, Fiscal 1992 Series C:
       60       6.250%, 8/01/10                                                        8/02 at 101 1/2         AAA            62,663
       20       6.625%, 8/01/12                                                        8/02 at 101 1/2         AAA            21,022

             The City of New York, General Obligation Bonds, Fiscal 1990 Series B:
    1,300       7.000%, 10/01/15                                                          10/00 at 100         AAA         1,302,652
    2,000       7.000%, 10/01/16                                                          10/00 at 100         AAA         2,004,420
    1,025       7.000%, 10/01/17                                                          10/00 at 100         AAA         1,027,265
      310       7.000%, 10/01/18                                                          10/00 at 100         AAA           310,722

    1,590    City of Niagara Falls, Niagara County, New York, Public Improvement           3/04 at 102         AAA         1,726,295
              (Serial) Bonds, Series 1994,
                6.900%, 3/01/21

    1,505    Town of North Hempstead, Nassau County, New York, General Obligation          No Opt. Call        AAA         1,702,095
              Refunding Serial Bonds,   1992 Series B, 6.400%, 4/01/14

      800    Commonwealth of Puerto Rico, Public Improvement Bonds of 2000, General         7/10 at 100        AAA           826,936
              Obligation Bonds, 5.750%, 7/01/26

              Rensselaer County, New York, General Obligation Serial Bonds, Series 1991:
      960       6.700%, 2/15/13                                                           No Opt. Call         AAA         1,114,483
      960       6.700%, 2/15/14                                                           No Opt. Call         AAA         1,112,784
      960       6.700%, 2/15/15                                                           No Opt. Call         AAA         1,113,034

              Rondout Valley Central School District at Accord, Ulster County,
               New York, General Obligation, School District (Serial) Bonds,
               1991:
      550       6.800%, 6/15/06                                                           No Opt. Call         AAA           614,356
      550       6.850%, 6/15/07                                                           No Opt. Call         AAA           623,706
      550       6.850%, 6/15/08                                                           No Opt. Call         AAA           630,311
      550       6.850%, 6/15/09                                                           No Opt. Call         AAA           636,301
      550       6.850%, 6/15/10                                                           No Opt. Call         AAA           642,114

      600     County of Suffolk, New York, General Obligation Refunding (Serial) Bonds,    5/02 at 102         AAA           625,734
               Public Improvement Refunding Bonds, 1993 Series B, 6.150%, 5/01/10
------------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/Limited - 13.6%

    2,500     Metropolitan Transportation Authority (New York), Dedicated Tax Fund         4/07 at 101         AAA         2,383,300
               Bonds, Series 1996A,
                5.250%, 4/01/26

    2,000     Metropolitan Transportation Authority, New York, Dedicated Tax Fund          4/10 at 100         AAA         2,081,920
               Bonds, Series 2000A,
                6.000%, 4/01/30

    4,625     New York City Transit Authority, Metropolitan Transportation Authority,      1/10 at 101         AAA         4,754,408
               Triborough Bridge and Tunnel Authority, Certificates of Participation,
               Series 2000A, 5.875%,
                1/01/30

    3,000     New York City Transitional Finance Authority, Future Tax Secured Bonds,      5/10 at 101         AAA         3,151,020
               Fiscal 2000 Series B,
                6.000%, 11/15/24

                   ----

Principal                                                                               Optional Call                      Market
Amount (000)    Description                                                               Provisions*     Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------

                Tax Obligation/Limited(continued)

   $  750       Dormitory Authority of the State of New York, Office Facilities Lease     4/09 at 101          AAA       $   744,690
                 Revenue Bonds (Department of Audit and Control), Series 1999,
                  5.500%, 4/01/23

    2,750       Dormitory Authority of the State of New York, Court Facilities Lease      5/10 at 101          AAA         2,795,430
                 Revenue Bonds (The City of New York Issue), Series 1999,
                  5.750%, 5/15/30

    3,400       Dormitory Authority of the State of New York, Mental Health Services      8/09 at 101          AAA         3,201,644
                 Facilities Improvement Revenue Bonds, Series 1999D,
                  5.250%, 2/15/29

    3,280       New York Local Government Assistance Corporation (A Public Benefit        4/04 at 100          AAA         3,023,471
                 Corporation of the State of New York), Series 1993D Bonds,
                  5.000%, 4/01/23

    1,000       New York State Medical Care Facilities Finance Agency, Mental Health      8/04 at 102          AAA         1,081,800
                 Services Facilities Improvement Revenue Bonds, 1994 Series D,
                  6.150%, 2/15/15

    2,000       New York State Medical Care Facilities Finance Agency, Mental Health      2/04 at 102          AAA         1,906,400
                 Services Facilities Improvement Revenue Bonds, 1994 Series A,
                  5.250%, 8/15/23

      185       New York State Medical Care Facilities Finance Agency, Mental Health      2/02 at 102          AAA           190,859
                 Services Facilities Improvement Revenue Bonds, 1992 Series B,
                  6.250%, 8/15/18

      150       New York State Medical Care Facilities Finance Agency, Mental Health      2/02 at 102          AAA           156,327
                 Services Facilities Improvement Revenue Bonds, Series 1992A,
                  6.375%, 8/15/17

    2,000       New York State Medical Care Facilities Finance Agency, Mental Health      2/04 at 102          AAA         1,945,820
                 Services Facilities Improvement Revenue Bonds, 1993 Series F Refunding,
                  5.250%, 2/15/19

    4,000       New York State Urban Development Corporation, Revenue Bonds (Sports       4/06 at 102          AAA         4,015,760
                 Facility Assistance Program), 1996 Series A, 5.500%, 4/01/19

    5,000       New York State Urban Development Corporation, Correctional Facilities     1/09 at 101          AAA         5,200,500
                 Service Contract Revenue Bonds, Series C,
                  6.000%, 1/01/29

    8,650       Triborough Bridge and Tunnel Authority, Special Obligation Refunding      1/01 at 102          AAA         8,890,470
                 Bonds, Series 1991B, 6.875%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------

                Transportation - 8.9%

    2,500       Albany County Airport Authority, Airport Revenue Bonds, Series 1997,      12/07 at 102         AAA         2,466,150
                 5.500%, 12/15/19 (Alternative Minimum Tax)

    3,000       Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System          1/05 at 101         AAA         3,030,630
                 Revenue Bonds, Series 1995, 5.750%, 1/01/25

    4,000       Metropolitan Transportation Authority (New York), Commuter Facilities      7/05 at 101         AAA         4,026,240
                 Subordinated Revenue Bonds, Series 1995-2 (Grand Central Terminal
                 Redevelopment Project), 5.700%, 7/01/24

    3,000       Metropolitan Transportation Authority (New York), Commuter Facilities     7/07 at 101 1/2      AAA         3,054,810
                 Revenue Bonds, Series 1997A, 5.750%, 7/01/21

    3,040       Metropolitan Transportation Authority (New York), Commuter Facilities         7/07 at 102      AAA         2,860,549
                 Revenue Bonds, Series 1997B, 5.125%, 7/01/24

    2,000       Metropolitan Transportation Authority (New York), Commuter Facilities         7/07 at 101      AAA         1,937,740
                 Revenue Bonds, Series 1997C, 5.375%, 7/01/27

    3,500       Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds,      7/07 at 101     AAA         3,265,815
                 Series 1997E, 5.000%, 7/01/21

                Niagara Frontier Transportation Authority (Buffalo-Niagara International
                 Airport), Airport Revenue Bonds, Series 1998:
    1,000         5.000%, 4/01/18 (Alternative Minimum Tax)                                    4/08 at 101     AAA           934,970

    1,500         5.000%, 4/01/28 (Alternative Minimum Tax)                                    4/08 at 101     AAA         1,343,910

    1,000       Niagara Frontier Transportation Authority (Buffalo-Niagara International       4/09 at 101     AAA           990,120
                 Airport), Airport Revenue Bonds, Series 1999A,
                  5.625%, 4/01/29 (Alternative Minimum Tax)

    3,000       The Port Authority of New York and New Jersey, Special Project Bonds,         12/07 at 100     AAA         3,039,570
                 Series 6 (JFK International Air Terminal LLC Project),
                  5.750%, 12/01/25 (Alternative Minimum Tax)

    2,750       Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds,      1/02 at 101 1/2    AAA         2,852,355
                 Series X, 6.500%, 1/01/19

                   ----

Portfolio of Investments(Unaudited)
Nuveen New York Insured Municipal Bond Fund(continued)
August 31, 2000

   Principal                                                                              Optional Call                     Market
Amount (000)    Description                                                                Provisions*     Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed - 20.1%

   $  3,385     Buffalo Municipal Water Finance Authority, Water System Revenue Bonds,     7/03 at 102         AAA       $ 3,575,812
                 Series 1992, 5.750%, 7/01/19 (Pre-refunded to 7/01/03)

      1,000     Erie County Water Authority (New York), Water Works System Revenue Bonds,  12/09 at 100        AAA         1,142,350
                 Series 1990B, 6.750%, 12/01/14

     10,340     Metropolitan Transportation Authority, Transit Facilities Revenue Bonds,    7/02 at 102        AAA        10,939,720
                 Series J, 6.500%, 7/01/18 (Pre-refunded to 7/01/02)

                County of Monroe, New York, Public Improvement Serial Bonds of
                 1992, General Obligation Bonds:
        375       6.500%, 6/01/15 (Pre-refunded to 6/01/01)                                 6/01 at 102        AAA           388,556
        375       6.500%, 6/01/16 (Pre-refunded to 6/01/01)                                 6/01 at 102        AAA           388,556
        350       6.500%, 6/01/17 (Pre-refunded to 6/01/01)                                 6/01 at 102        AAA           362,653

      4,840     Nassau County Industrial Development Agency, Civic Facility                 8/01 at 102        AAA         5,043,038
                 Revenue Bonds (Hofstra University  Project), Series 1991,
                 6.750%, 8/01/11 (Pre-refunded to 8/01/01)

                The City of New York, General Obligation Bonds, Fiscal 1992
                 Series C:
      3,940       6.250%, 8/01/10 (Pre-refunded to 8/01/02)                             8/02 at 101 1/2        AAA         4,139,049
         55       6.625%, 8/01/12 (Pre-refunded to 8/01/02)                             8/02 at 101 1/2        AAA            58,154

      2,000     New York City Municipal Water Finance Authority, Water                      6/01 at 101        AAA         2,058,280
                 and Sewer System Revenue Bonds, Fiscal 1992 Series A,
                 6.750%, 6/15/16 (Pre-refunded to 6/15/01)

      2,200     The Trust for Cultural Resources of The City of New York,                   4/01 at 102        AAA         2,276,384
                 Revenue Refunding Bonds, Series 1991A, (The American Museum of
                 Natural History), 6.900%, 4/01/21 (Pre-refunded to 4/01/01)

      2,500     Dormitory Authority of the State of New York, Cooper                        7/01 at 102        AAA         2,609,000
                 Union Insured Revenue Bonds, Series 1990,
                 7.200%, 7/01/20 (Pre-refunded to 7/01/01)

        305     Dormitory Authority of the State of New York, New York                      7/01 at 102        AAA           315,901
                 University Revenue Bonds, Series 1991,
                  6.250%, 7/01/09 (Pre-refunded to 7/01/01)

      2,500     New York State Medical Care Facilities Finance Agency,                     11/03 at 102        AAA         2,682,350
                 St. Mary's Hospital Mortgage Project Revenue Bonds (Rochester),
                 1994 Series A Refunding, 6.200%, 11/01/14 (Pre-refunded to 11/01/03)

      2,630     New York State Medical Care Facilities Finance Agency, Mental Health        2/02 at 102        AAA         2,753,084
                 Services Facilities Improvement Revenue Bonds, 1992 Series B,
                  6.250%, 8/15/18 (Pre-refunded to 2/15/02)

      7,000     New York State Medical Care Facilities Finance Agency, New York Hospital    2/05 at 102        AAA         7,792,050
                 FHA-Insured Mortgage Revenue Bonds, Series 1994A, 6.800%, 8/15/24
                  (Pre-refunded to 2/15/05)

      6,000     New York State Medical Care Facilities Finance Agency, Mental Health        2/02 at 102        AAA         6,291,300
                 Services Facilities Improvement Revenue Bonds, Series 1992A,
                  6.375%, 8/15/17 (Pre-refunded to 2/15/02)

      2,000     Power Authority of the State of New York, General Purpose Bonds,            1/02 at 102        AAA         2,096,340
                 Series Z, 6.500%, 1/01/19 (Pre-refunded to 1/01/02)

      5,300     New York State Thruway Authority, General Revenue Bonds, Series A,          1/02 at 102        AAA         5,502,937
                 5.750%, 1/01/19 (Pre-refunded to 1/01/02)

                Nyack Union Free School District, Rockland County, New York,
                 School District Serial Bonds of 1992:
        625       6.500%, 4/01/12 (Pre-refunded to 4/01/02)                                 4/02 at 102        AAA           658,125
        625       6.500%, 4/01/13 (Pre-refunded to 4/01/02)                                 4/02 at 102        AAA           658,125
        625       6.500%, 4/01/14 (Pre-refunded to 4/01/02)                                 4/02 at 102        AAA           658,125

      2,000     Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds,      1/01 at 102        AAA         2,057,560
                 Series T, 7.000%, 1/01/20 (Pre-refunded to 1/01/01)

      1,175     Triborough Bridge and Tunnel Authority, General Purpose Revenue         1/01 at 101 1/2        AAA         1,203,024
                 Bonds, Series S, 7.000%, 1/01/21 (Pre-refunded to 1/01/01)

      1,750     City of Yonkers, New York, General Obligation School Bonds,                12/00 at 102        AAA         1,798,073
                 Series 1990-C, 7.375%, 12/01/09 (Pre-refunded to 12/01/00)
------------------------------------------------------------------------------------------------------------------------------------

                Utilities - 4.0%

                Long Island Power Authority, New York, Electric System General Revenue
                 Bonds, Series 1998A:
      6,520       0.000%, 12/01/19                                                         No Opt. Call        AAA         2,245,423
      4,035       5.125%, 12/01/22                                                          6/08 at 101        AAA         3,814,608
      1,000       5.750%, 12/01/24                                                          6/08 at 101        AAA         1,016,690
      3,380       5.250%, 12/01/26                                                          6/08 at 101        AAA         3,220,227

                   ----

   Principal                                                                             Optional Call                     Market
Amount (000)    Description                                                                Provisions*     Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
                Utilities(continued)

                Long Island Power Authority, New York, Electric System General Revenue
                 Bonds, Series 2000A:
   $  2,000       0.000%, 6/01/24                                                         No Opt. Call         AAA       $   524,600
      2,000       0.000%, 6/01/25                                                         No Opt. Call         AAA           494,660

      2,000     New York State Energy Research and Development Authority, Adjustable       7/05 at 102         AAA         2,056,420
                 Rate Pollution Control Revenue Bonds (New York State Electric and
                 Gas Corporation Project), 1987 Series A, 6.150%, 7/01/26
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                Water and Sewer - 7.4%

      2,930     Buffalo Municipal Water Finance Authority, Water System Revenue Bonds,     7/08 at 101         AAA         2,683,323
                 Series 1998-A, 5.000%, 7/01/28

      7,120     New York City Municipal Water Finance Authority, Water and Sewer System    6/06 at 101         AAA         7,209,000
                 Revenue Bonds, Fiscal 1996 Series B, 5.750%, 6/15/26

      1,250     New York City Municipal Water Finance Authority, Water and Sewer System    6/01 at 101         AAA         1,284,163
                 Revenue Bonds, Fiscal 1992 Series A, 6.750%, 6/15/16

      4,650     New York City, Municipal Water Finance Authority, Water and Sewer System   6/02 at 100         AAA         4,649,581
                 Revenue Bonds, Fiscal 1993 Series A, 5.500%, 6/15/20

      3,000     New York City Municipal Water Finance Authority, Water and Sewer System    6/07 at 101         AAA         2,844,330
                 Revenue Bonds, Fiscal 1998 Series B, 5.250%, 6/15/29

      1,000     New York City Municipal Water Finance Authority, Water and Sewer System    6/10 at 101         AAA         1,043,080
                 Revenue Bonds, Fiscal 2000 Series B, 6.000%, 6/15/33

      1,450     New York State Environmental Facilities Corporation, State Water           9/00 at 102         AAA         1,481,900
                 Pollution Control, Revolving Fund Revenue Bonds, Series 1990C
                 (Pooled Loan Issue), 7.200%, 3/15/11

      3,700     Suffolk County Water Authority, New York, Water System Revenue Bonds,      6/03 at 102         AAA         3,543,781
                 Series 1994, 5.000%, 6/01/17
------------------------------------------------------------------------------------------------------------------------------------
   $335,440     Total Investments (cost $317,210,268) - 99.1%                                                            331,740,519
------------------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                       3,108,246
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                        334,848,765
                ====================================================================================================================

     All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
 * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
 **  Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                   ----

Statement of Net Assets (Unaudited)
August 31, 2000

                                                                                                                       New York
                                                                          New Jersey             New York              Insured
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value                    $113,123,450         $272,265,489         $331,740,519
Cash                                                                              --            3,001,731            1,010,736
Receivables:
   Interest                                                                1,515,347            3,511,150            3,848,796
   Investments sold                                                           25,000            2,268,630                   --
   Shares sold                                                               104,017              282,387              155,045
Other assets                                                                   1,228                3,518               11,886
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                       114,769,042          281,332,905          336,766,982
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                               604,144                   --                   --
Payables:
   Investments purchased                                                          --           10,389,000                   --
   Shares redeemed                                                            79,602              729,179              642,974
Accrued expenses:
   Management fees                                                            52,737               87,656              153,008
   12b-1 distribution and service fees                                        25,763               40,814               24,198
   Other                                                                      95,696               81,889              141,127
Dividends payable                                                            257,715              735,721              956,910
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                    1,115,657           12,064,259            1,918,217
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                              $113,653,385         $269,268,646         $334,848,765
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                              $ 47,764,136         $ 91,528,086         $ 54,475,432
Shares outstanding                                                         4,700,589            8,735,219            5,300,080
Net asset value and redemption price per share                          $      10.16         $      10.48         $      10.28
Offering price per share (net asset value per share plus
   maximum sales charge of 4.20% of offering price)                     $      10.61         $      10.94         $      10.73
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                              $ 14,388,589         $ 20,997,126         $ 15,291,781
Shares outstanding                                                         1,416,768            2,001,356            1,486,099
Net asset value, offering and redemption price per share                $      10.16         $      10.49         $      10.29
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                              $ 10,710,675         $ 13,595,540         $  4,344,873
Shares outstanding                                                         1,057,213            1,293,494              422,954
Net asset value, offering and redemption price per share                $      10.13         $      10.51         $      10.27
------------------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                              $ 40,789,985         $143,147,894         $260,736,679
Shares outstanding                                                         4,014,545           13,622,593           25,348,487
Net asset value, offering and redemption price per share                $      10.16         $      10.51         $      10.29
------------------------------------------------------------------------------------------------------------------------------------


                                 See accompanying notes to financial statements.

Statement of Operations (Unaudited)
Six Months Ended August 31, 2000

                                                                                                                       New York
                                                                               New Jersey           New York            Insured
-------------------------------------------------------------------------------------------------------------------------------
Investment Income                                                            $  3,235,078       $  8,023,675       $  9,941,138
-------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                   306,548            704,857            902,470
12b-1 service fees - Class A                                                       46,643             86,321             54,725
12b-1 distribution and service fees - Class B                                      66,936             98,069             73,646
12b-1 distribution and service fees - Class C                                      39,082             43,775             16,625
Shareholders' servicing agent fees and expenses                                    61,114            122,885            184,440
Custodian's fees and expenses                                                      32,952             58,091             59,164
Trustees' fees and expenses                                                         3,063              5,137              5,246
Professional fees                                                                   6,227             11,024             16,435
Shareholders' reports - printing and mailing expenses                              20,290             30,982             35,695
Federal and state registration fees                                                 2,902              7,354              2,895
Other expenses                                                                      3,954              7,805              2,757
-------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement              589,711          1,176,300          1,354,098
   Custodian fee credit                                                            (2,724)            (9,610)            (4,901)
   Expense reimbursement                                                               --           (384,357)                --
-------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                      586,987            782,333          1,349,197
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           2,648,091          7,241,342          8,591,941
-------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                            (614,210)          (790,652)        (1,184,102)
Net change in unrealized appreciation or depreciation of investments            5,429,045          8,909,114         12,094,773
-------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                       4,814,835          8,118,462         10,910,671
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                   $  7,462,926       $ 15,359,804       $ 19,502,612
-------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

                                                                                                New Jersey
                                                                                 ----------------------------------------------
                                                                                 Six Months Ended           Year Ended
                                                                                          8/31/00              2/29/00
-------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                $  2,648,091         $  5,674,144
Net realized gain (loss) from investment transactions                                    (614,210)            (442,612)
Net change in unrealized appreciation or depreciation of investments                    5,429,045           (9,982,626)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                   7,462,926           (4,751,094)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
   Class A                                                                             (1,116,574)          (2,490,807)
   Class B                                                                               (283,071)            (549,377)
   Class C                                                                               (222,711)            (455,400)
   Class R                                                                             (1,003,335)          (2,180,089)
From accumulated net realized gains from investment transactions:
   Class A                                                                                     --                   --
   Class B                                                                                     --                   --
   Class C                                                                                     --                   --
   Class R                                                                                     --                   --
-------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                              (2,625,691)          (5,675,673)
-------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                        6,476,146           23,313,205
Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                                        1,512,272            3,366,469
-------------------------------------------------------------------------------------------------------------------------------
                                                                                        7,988,418           26,679,674
Cost of shares redeemed                                                                (9,152,328)         (27,406,311)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                     (1,163,910)            (726,637)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                   3,673,325          (11,153,404)
Net assets at the beginning of period                                                 109,980,060          121,133,464
-------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                      $113,653,385         $109,980,060
===============================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of period                                                              $     23,056         $        656
===============================================================================================================================

                                 See accompanying notes to financial statements.

                                                                      New York                               New York Insured
                                                                   --------------------------------  -------------------------------
                                                                   Six Months Ended      Year Ended  Six Months Ended     Year Ended
                                                                            8/31/00         2/29/00         8/31/00         2/29/00

Operations
Net investment income                                                  $  7,241,342    $ 14,101,903    $  8,591,941    $ 18,335,269
Net realized gain (loss) from investment transactions                      (790,652)       (777,587)     (1,184,102)       (516,349)
Net change in unrealized appreciation or depreciation of investments      8,909,114     (19,650,813)     12,094,773     (26,997,720)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    15,359,804      (6,326,497)     19,502,612      (9,178,800)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
   Class A                                                               (2,487,171)     (4,361,271)     (1,379,234)     (2,744,482)
   Class B                                                                 (517,764)       (757,621)       (331,373)       (682,606)
   Class C                                                                 (302,697)       (452,805)        (99,033)       (194,703)
   Class R                                                               (4,228,437)     (8,347,109)     (6,788,893)    (14,463,882)
From accumulated net realized gains from investment transactions:
   Class A                                                                       --        (171,256)             --         (21,641)
   Class B                                                                       --         (38,412)             --          (6,843)
   Class C                                                                       --         (20,085)             --          (1,774)
   Class R                                                                       --        (305,575)             --        (105,965)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (7,536,069)    (14,454,134)     (8,598,533)    (18,221,896)
------------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                         24,453,113      51,408,121       9,833,368      31,304,562
Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                          4,325,018       8,466,145       5,722,061      12,335,565
------------------------------------------------------------------------------------------------------------------------------------
                                                                         28,778,131      59,874,266      15,555,429      43,640,127
Cost of shares redeemed                                                 (17,671,435)    (47,492,353)    (26,964,407)    (52,615,589)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       11,106,696      12,381,913     (11,408,978)     (8,975,462)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                    18,930,431      (8,398,718)       (504,899)    (36,376,158)
Net assets at the beginning of period                                   250,338,215     258,736,933     335,353,664     371,729,822
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                        $269,268,646    $250,338,215    $334,848,765    $335,353,664
====================================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of period                                                 $   (10,472)    $   284,255     $   306,479    $    313,071
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)



1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen New Jersey Municipal Bond Fund ("New Jersey"), Nuveen New York Municipal Bond Fund ("New York") and the Nuveen New York Insured Municipal Bond Fund ("New York Insured") (collectively the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2000, New York had outstanding when-issued purchase commitments of$10,389,000. There were no such outstanding purchase commitments in either of the other Funds.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholders accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Net realized capital gains and market discount distributions are subject to federal taxation.

Insurance

New York Insured invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended August 31, 2000, the New York Fund invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. The New Jersey and New York Insured Funds did not invest in any such securities during the six months ended August 31, 2000.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                        New Jersey
                                               ------------------------------------------------------------
                                                   Six Months Ended                      Year Ended
                                                       8/31/00                             2/29/00
                                               ------------------------            ------------------------
                                               Shares            Amount            Shares            Amount
-----------------------------------------------------------------------------------------------------------
Shares sold:
   Class A                                    357,032       $ 3,531,801         1,031,880      $ 10,382,720
   Class B                                     96,568           956,198           613,401         6,270,631
   Class C                                     90,038           884,951           360,453         3,684,927
   Class R                                    110,854         1,103,196           293,764         2,974,927
Shares issued to shareholders due to
reinvestment of distributions:
   Class A                                     60,188           593,851           132,266         1,345,915
   Class B                                     10,957           108,015            24,234           245,622
   Class C                                     11,956           117,609            22,706           229,919
   Class R                                     70,230           692,797           151,879         1,545,013
-----------------------------------------------------------------------------------------------------------
                                              807,823         7,988,418         2,630,583        26,679,674
-----------------------------------------------------------------------------------------------------------
Shares redeemed:
   Class A                                   (469,828)       (4,611,616)       (1,450,515)      (14,400,959)
   Class B                                    (98,184)         (968,633)         (303,073)       (3,009,282)
   Class C                                    (76,581)         (757,534)         (324,197)       (3,273,108)
   Class R                                   (285,337)       (2,814,545)         (668,086)       (6,722,962)
-----------------------------------------------------------------------------------------------------------
                                             (929,930)       (9,152,328)       (2,745,871)      (27,406,311)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (122,107)      $(1,163,910)         (115,288)     $   (726,637)
===========================================================================================================

                                             New York                                             New York Insured
                          ------------------------------------------------        --------------------------------------------------

                           Six Months Ended               Year Ended                Six Months Ended              Year Ended
                                8/31/00                     2/29/00                      8/31/00                    2/29/00
                          --------------------        --------------------        --------------------        ----------------------

                          Shares        Amount        Shares        Amount        Shares        Amount        Shares        Amount
------------------------------------------------------------------------------------------------------------------------------------

Shares sold:
   Class A             1,307,683  $ 13,470,095     2,790,883  $ 29,104,680       240,779  $  2,429,129     1,496,280  $ 15,529,903
   Class B               357,198     3,691,728     1,036,762    10,937,779       101,185     1,021,335       715,180     7,454,738
   Class C               331,355     3,428,864       528,399     5,518,626        24,731       249,866       147,209     1,505,110
   Class R               373,856     3,862,426       554,613     5,847,036       606,215     6,133,038       666,121     6,814,811
Shares issued to
shareholders due to
reinvestment of
distributions:
   Class A                99,519     1,022,556       179,500     1,892,549        83,750       842,401       167,792     1,725,557
   Class B                22,089       227,167        36,081       378,936        17,926       180,523        36,951       380,102
   Class C                11,599       119,592        15,250       160,948         5,883        59,122        12,055       124,036
   Class R               286,849     2,955,703       570,094     6,033,712       460,841     4,640,015       980,490    10,105,870
------------------------------------------------------------------------------------------------------------------------------------

                       2,790,148    28,778,131     5,711,582    59,874,266     1,541,310    15,555,429     4,222,078    43,640,127
------------------------------------------------------------------------------------------------------------------------------------

Shares redeemed:
   Class A              (722,968)   (7,451,758)   (2,221,619)  (23,154,539)     (489,430)   (4,940,591)   (1,085,766)  (11,116,343)
   Class B              (323,621)   (3,337,314)     (224,929)   (2,347,237)     (229,002)   (2,307,081)     (401,249)   (4,062,416)
   Class C               (66,577)     (684,055)     (327,306)   (3,418,515)      (73,140)     (734,992)      (76,265)     (776,795)
   Class R              (600,990)   (6,198,308)   (1,770,315)  (18,572,062)   (1,884,552)  (18,981,743)   (3,589,069)  (36,660,035)
------------------------------------------------------------------------------------------------------------------------------------

                      (1,714,156)  (17,671,435)   (4,544,169)  (47,492,353)   (2,676,124)  (26,964,407)   (5,152,349)  (52,615,589)
------------------------------------------------------------------------------------------------------------------------------------

Net increase
(decrease)             1,075,992  $ 11,106,696     1,167,413  $ 12,381,913    (1,134,814) $(11,408,978)     (930,271) $ (8,975,462)
====================================================================================================================================


3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid October 2, 2000, to shareholders of record on September 8, 2000, as follows:

                                                                  New York
                                      New Jersey     New York      Insured
--------------------------------------------------------------------------------
Dividend per share:

Class A                                   $.0400       $.0500       $.0430
Class B                                    .0335        .0435        .0365
Class C                                    .0355        .0455        .0380
Class R                                    .0415        .0520        .0445
--------------------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the six months ended August 31, 2000, were as follows:

                                                                  New York
                                      New Jersey     New York      Insured
--------------------------------------------------------------------------------
Purchases:

   Long-term municipal securities   $  7,156,393 $ 45,994,683 $ 27,953,862
   Short-term municipal securities            --    1,000,000           --

Sales and maturities:

   Long-term municipal securities      8,134,059   28,588,463   41,425,411
   Short-term municipal securities            --    1,000,000           --
--------------------------------------------------------------------------------

At August 31, 2000, the identified cost of investments owned for federal income tax purposes were as follows:

                                                                  New York
                                      New Jersey     New York      Insured
--------------------------------------------------------------------------------
                                    $112,456,741 $262,024,506 $317,322,892
================================================================================

At February 29, 2000, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                  New York
                                      New Jersey     New York      Insured
--------------------------------------------------------------------------------
Expiration year:

2002                                  $  256,350     $     --     $     --
2003                                     424,626           --           --
2004                                     116,050           --           --
2005                                          --           --           --
2006                                     238,550           --           --
2007                                          --           --           --
2008                                     132,876      778,471      405,215
--------------------------------------------------------------------------------
Total                                 $1,168,452     $778,471     $405,215
================================================================================


5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at August 31, 2000, were as follows:

                                                                  New York
                                      New Jersey     New York      Insured
--------------------------------------------------------------------------------
Gross unrealized:
   appreciation                      $ 3,327,604  $12,529,583  $16,043,191
   depreciation                       (2,660,895)  (2,288,600)  (1,625,564)
--------------------------------------------------------------------------------
Net unrealized appreciation          $   666,709  $10,240,983  $14,417,627
================================================================================

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets                                       Management Fee
--------------------------------------------------------------------------------
For the first $125 million                                       .5500 of 1%
For the next $125 million                                        .5375 of 1
For the next $250 million                                        .5250 of 1
For the next $500 million                                        .5125 of 1
For the next $1 billion                                          .5000 of 1
For net assets over $2 billion                                   .4750 of 1
================================================================================
The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

The adviser has agreed to waive part of its management fees or reimburse certain expenses of New York and New York Insured in order to limit total expenses to
 .75 of 1% of the average daily net assets of New York and .975 of 1% of the average daily net assets of New York Insured, excluding any 12b-1 fees applicable to Class A, B and C Shares. The adviser may also voluntarily agree to reim- burse additional expenses in any of the Funds from time to time, which may be terminated at any time at its discretion.

During the six months ended August 31, 2000, the Distributor collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                                  New York
                                      New Jersey     New York      Insured
--------------------------------------------------------------------------------
Sales charges collected                  $27,702      $52,056      $16,790
Paid to authorized dealers                24,130       52,056       16,790
================================================================================

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended August 31, 2000, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                                                  New York
                                      New Jersey     New York      Insured
--------------------------------------------------------------------------------
Commission advances                      $41,703     $203,219      $40,237
================================================================================

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 fees collected on Class B and all 12b-1 service and distribution distribution Shares, fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2000, the Distributor retained such 12b-1 fees as follows:

                                                                  New York
                                      New Jersey     New York      Insured
--------------------------------------------------------------------------------
12b-1 fees retained                      $68,531      $97,798      $65,360
================================================================================

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2000, as follows:

                                                                  New York
                                      New Jersey     New York      Insured
--------------------------------------------------------------------------------
CDSC retained                            $31,386      $86,265     $110,616
================================================================================

7. Composition of Net Assets

At August 31, 2000, the Funds had an unlimited .01 par value shares authorized. Net assets number of consisted of:


                                                                                                          New York
                                                                New Jersey            New York             Insured
-------------------------------------------------------------------------------------------------------------------
Capital paid-in                                               $114,746,282        $260,607,258        $321,713,976

Undistributed (Over-distribution of) net investment                 23,056             (10,472)            306,479
income

Accumulated net realized gain (loss) from                       (2,097,438)         (1,569,123)         (1,701,941)
investment transactions

Net unrealized appreciation of investments                         981,485          10,240,983          14,530,251
-------------------------------------------------------------------------------------------------------------------
Net assets                                                    $113,653,385        $269,268,646        $334,848,765
===================================================================================================================

               Financial Highlights(Unaudited)


               Selected data for a share outstanding throughout each period:

Class (Inception Date)

                            Investment Operations          Less Distributions
                            ---------------------          ------------------
NEW JERSEY                             Net
                                       Realized/
                                       Unrealized
              Beginning     Net        Invest-             Net                         Ending
                    Net     Invest-    ment                Invest-                     Net
Year Ended        Asset     ment       Gain                ment      Capital           Asset       Total
February 28/29,   Value     Income     (Loss)    Total     Income    Gains    Total    Value     Return (a)
------------------------------------------------------------------------------------------------------------
Class A (9/94)**
2001 (f)         $ 9.73   $ .24       $ .43     $ .67     $ (.24)   $ --      $ (.24)  $ 10.16       6.96%
2000              10.60     .49        (.87)     (.38)      (.49)     --        (.49)     9.73      (3.67)
1999              10.61     .53        (.01)      .52       (.53)     --        (.53)    10.60       5.00
1998              10.26     .55         .36       .91       (.56)     --        (.56)    10.61       9.06
1997 (d)          10.22     .05         .04       .09       (.05)     --        (.05)    10.26        .85
1997 (e)          10.40     .48        (.15)      .33       (.51)     --        (.51)    10.22       3.31
1996 (e)           9.73     .51         .69      1.20       (.53)     --        (.53)    10.40      12.63
Class B (2/97)
2001 (f)           9.72     .20         .44       .64       (.20)     --        (.20)    10.16       6.65
2000              10.60     .41        (.88)     (.47)      (.41)     --        (.41)     9.72      (4.51)
1999              10.61     .45        (.01)      .44       (.45)     --        (.45)    10.60       4.23
1998              10.26     .48         .35       .83       (.48)     --        (.48)    10.61       8.25
1997 (d)          10.22     .05         .03       .08       (.04)     --        (.04)    10.26        .78
Class C (9/94)**
2001 (f)           9.70     .21         .43       .64       (.21)     --        (.21)    10.13       6.69
2000              10.58     .43        (.88)     (.45)      (.43)     --        (.43)     9.70      (4.29)
1999              10.59     .47        (.01)      .46       (.47)     --        (.47)    10.58       4.48
1998              10.25     .50         .34       .84       (.50)     --        (.50)    10.59       8.40
1997 (d)          10.20     .04         .05       .09       (.04)     --        (.04)    10.25        .90
1997 (e)          10.38     .41        (.16)      .25       (.43)     --        (.43)    10.20       2.53
1996 (e)           9.71     .44         .68      1.12       (.45)     --        (.45)    10.38      11.80
Class R (12/91)**
2001 (f)           9.73     .25         .43       .68       (.25)     --        (.25)    10.16       7.05
2000              10.60     .51        (.87)     (.36)      (.51)     --        (.51)     9.73      (3.47)
1999              10.62     .55        (.02)      .53       (.55)     --        (.55)    10.60       5.13
1998              10.27     .58         .35       .93       (.58)     --        (.58)    10.62       9.29
1997 (d)          10.23     .05         .04       .09       (.05)     --        (.05)    10.27        .86
1997 (e)          10.41     .49        (.14)      .35       (.53)     --        (.53)    10.23       3.55
1996 (e)           9.74     .55         .68      1.23       (.56)     --        (.56)    10.41      12.88


                                                 Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
                                  Before Credit/             After            After Credit/
                                  Reimbursement        Reimbursement (b)    Reimbursement (c)
                             -----------------------  -------------------  --------------------
                                               Ratio                Ratio                 Ratio
                                              of Net               of Net                of Net
NEW JERSEY                                   Invest-              Invest-               Invest-
                             Ratio of           ment  Ratio of       ment  Ratio of        ment
                             Expenses         Income  Expenses     Income  Expenses      Income
                   Ending         to              to        to         to        to          to
                      Net    Average         Average   Average    Average   Average     Average   Portfolio
Year Ended         Assets        Net             Net       Net        Net       Net         Net    Turnover
February 28/29,     (000)     Assets          Assets    Assets     Assets    Assets      Assets        Rate
-----------------------------------------------------------------------------------------------------------
Class A (9/94)**
2001 (f)          $47,764       .98%*         4.82%*     .98%*     4.82%*     .98%*      4.82%*          7%
2000               46,235       .99           4.74       .93       4.80       .91        4.82           26
1999               53,442      1.02           4.62       .66       4.98       .66        4.98           10
1998               35,782      1.01           4.92       .60       5.33       .60        5.33           16
1997 (d)           27,879      1.01*          5.43*      .55*      5.89*      .55*       5.89*          --
1997 (e)           17,072      1.13           4.85      1.00       4.98      1.00        4.98           10
1996 (e)           10,661      1.25           4.85      1.00       5.10      1.00        5.10           39
Class B (2/97)
2001 (f)           14,389      1.73*          4.07*     1.73*      4.07*     1.73*       4.07*           7
2000               13,681      1.74           4.01      1.69       4.06      1.67        4.08           26
1999               11,368      1.76           3.88      1.39       4.25      1.39        4.25           10
1998                2,981      1.77           4.16      1.36       4.57      1.36        4.57           16
1997 (d)               74      1.77*          5.71*     1.27*      6.21*     1.27*       6.21*          --
Class C (9/94)**
2001 (f)           10,711      1.53*          4.27*     1.53*      4.27*     1.53*       4.27*           7
2000               10,007      1.54           4.20      1.48       4.26      1.47        4.27           26
1999               10,290      1.57           4.07      1.21       4.43      1.21        4.43           10
1998                5,733      1.56           4.37      1.16       4.77      1.16        4.77           16
1997 (d)            2,712      1.56*          4.89*     1.10*      5.35*     1.10*       5.35*          --
1997 (e)            2,611      1.88           4.09      1.75       4.22      1.75        4.22           10
1996 (e)            1,065      1.96           4.16      1.75       4.37      1.75        4.37           39
Class R (12/91)**
2001 (f)           40,790       .78*          5.02*      .78*      5.02*      .78*       5.02*           7
2000               40,058       .79           4.94       .73       5.00       .71        5.02           26
1999               46,033       .82           4.82       .47       5.17       .47        5.17           10
1998               44,817       .81           5.12       .40       5.53       .40        5.53           16
1997 (d)           42,651       .81*          5.63*      .35*      6.09*      .35*       6.09*          --
1997 (e)           42,905       .89           5.10       .75       5.24       .75        5.24           10
1996 (e)           43,304       .98           5.20       .75       5.43       .75        5.43           39

*    Annualized.
** Information included prior to the one month ended February 28, 1997, reflects the financial highlights of the predecessor fund, Nuveen New Jersey Tax-Free Value.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b)  After expense reimbursement from the investment adviser, where applicable.
(c)  After custodian fee credit and expense reimbursement, where applicable.
(d)  For the one month ended February 28.
(e)  For the fiscal year ended January 31.
(f)  For the six months ended August 31, 2000.


                                 See accompanying notes to financial statements.

---
36

               Selected data for a share outstanding throughout each period:

Class (Inception Date)

                            Investment Operations      Less Distributions
                            ---------------------      ------------------

NEW YORK                                Net                   From
                                  Realized/                 and in
                                 Unrealized              Excess of
              Beginning      Net    Invest-                    Net                    Ending
                    Net   Invest-      ment                Invest-                       Net
Year Ended        Asset     ment       Gain                   ment  Capital            Asset        Total
February 28/29,   Value   Income     (Loss)       Total     Income    Gains    Total   Value   Return (a)
----------------------------------------------------------------------------------------------------------
Class A (9/94)**
     2001 (e)   $ 10.17    $ .29      $ .32       $ .61     $ (.30)  $   --   $ (.30) $10.48       6.08%
     2000         11.03      .58       (.85)       (.27)      (.57)    (.02)    (.59)  10.17      (2.44)
     1999         10.97      .55        .06         .61       (.55)      --     (.55)  11.03       5.69
     1998         10.53      .57        .44        1.01       (.57)      --     (.57)  10.97       9.84
     1997         10.61      .59       (.07)        .52       (.56)    (.04)    (.60)  10.53       5.07
     1996         10.12      .56        .48        1.04       (.55)      --     (.55)  10.61      10.52
Class B (2/97)
     2001 (e)     10.18      .25        .32         .57       (.26)      --     (.26)  10.49       5.67
     2000         11.04      .51       (.86)       (.35)      (.49)    (.02)    (.51)  10.18      (3.18)
     1999         10.98      .47        .06         .53       (.47)      --     (.47)  11.04       4.88
     1998         10.53      .49        .45         .94       (.49)      --     (.49)  10.98       9.10
     1997 (d)     10.48      .05        .04         .09       (.04)      --     (.04)  10.53        .87
Class C (9/94)**
     2001 (e)     10.20      .26        .32         .58       (.27)      --     (.27)  10.51       5.79
     2000         11.06      .52       (.85)       (.33)      (.51)    (.02)    (.53)  10.20      (2.97)
     1999         11.01      .49        .05         .54       (.49)      --     (.49)  11.06       5.00
     1998         10.56      .51        .45         .96       (.51)      --     (.51)  11.01       9.31
     1997         10.64      .55       (.11)        .44       (.48)    (.04)    (.52)  10.56       4.31
     1996         10.11      .48        .53        1.01       (.48)      --     (.48)  10.64      10.13
Class R (12/86)**
     2001 (e)     10.20      .30        .32         .62       (.31)      --     (.31)  10.51       6.18
     2000         11.06      .60       (.84)       (.24)     (.60)     (.02)    (.62)  10.20      (2.21)
     1999         11.00      .58        .05         .63       (.57)      --     (.57)  11.06       5.88
     1998         10.55      .59        .45        1.04       (.59)      --     (.59)  11.00      10.11
     1997         10.64      .59       (.05)        .54       (.59)    (.04)    (.63)  10.55       5.26
     1996         10.15      .58        .49        1.07       (.58)      --     (.58)  10.64      10.80
Class (Inception Date)

                                                 Ratios/Supplemental Data
                         -----------------------------------------------------------------------------
                               Before Credit/       After                After Credit/
                               Reimbursement     Reimbursement (b)    Reimbursement (c)
                            ------------------   -----------------    -----------------
                                         Ratio               Ratio                Ratio
                                        of Net              of Net               of Net
NEW YORK                               Invest-             Invest-              Invest-
                            Ratio of      ment Ratio of       ment   Ratio of      ment
                            Expenses    Income Expenses     Income   Expenses    Income
                    Ending        to        to       to         to         to        to
                       Net   Average   Average  Average    Average    Average   Average   Portfolio
Year Ended          Assets       Net       Net      Net        Net        Net       Net    Turnover
February 28/29,      (000)    Assets    Assets   Assets     Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------
Class A (9/94)**
     2001 (e)     $ 91,528      .93%*    5.25%*      .64%*    5.54%*      .63%*    5.55%*        11%
     2000           81,857      .89      5.21        .61      5.49        .60      5.50          19
     1999           80,549      .94      4.88        .79      5.03        .79      5.03          28
     1998           78,038      .90      5.14        .77      5.27        .77      5.27          30
     1997           71,676      .95      5.39        .89      5.45        .89      5.45          37
     1996           15,732     1.02      5.28        .99      5.31        .99      5.31          47
Class B (2/97)
     2001 (e)       20,997     1.68*     4.50*      1.38*     4.79*      1.38*     4.80*         11
     2000           19,803     1.64      4.50       1.33      4.81       1.32      4.82          19
     1999           12,121     1.68      4.16       1.57      4.27       1.57      4.27          28
     1998            4,311     1.67      4.32       1.50      4.49       1.50      4.49          30
     1997 (d)          124     1.65*     5.86*      1.44*     6.07*      1.44*     6.07*         37
Class C (9/94)**
     2001 (e)       13,596     1.48*     4.69*      1.19*     4.99*      1.18*     4.99*         11
     2000           10,374     1.44      4.67       1.16      4.96       1.15      4.96          19
     1999            8,858     1.49      4.34       1.35      4.47       1.35      4.47          28
     1998            6,233     1.46      4.57       1.32      4.71       1.32      4.71          30
     1997            3,965     1.64      4.73       1.57      4.80       1.57      4.80          37
     1996              646     1.99      4.29       1.73      4.55       1.73      4.55          47
Class R (12/86)**
     2001 (e)      143,148      .73*     5.45*       .43*     5.75*       .43*     5.76*         11
     2000          138,303      .69      5.40        .42      5.67        .41      5.68          19
     1999          157,209      .74      5.08        .59      5.23        .59      5.23          28
     1998          160,142      .70      5.34        .57      5.47        .57      5.47          30
     1997          152,598      .71      5.55        .69      5.57        .69      5.57          37
     1996          154,776      .76      5.55        .74      5.57        .74      5.57          47
----------------------------------------------------------------------------------------------------------

*    Annualized.

** Information included prior to the fiscal year ended February 28, 1997, reflects the financial highlights of the predecessor fund, Nuveen New York Tax-Free Value.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b)  After expense reimbursement from the investment adviser, where applicable.

(c)  After custodian fee credit and expense reimbursement, where applicable.

(d)  From commencement of class operations as noted.

(e)  For the six months ended August 31, 2000.




                                 See accompanying notes to financial statements.
37

               Selected data for a share outstanding throughout each period:

                                     Investment Operations                    Less Distributions
                              -----------------------------------     ---------------------------------
NEW YORK INSURED                                     Net
                                               Realized/                                                     Ending
                 Beginning           Net      Unrealized                     Net                                Net
Year Ended       Net Asset    Investment      Investment              Investment    Capital                   Asset           Total
February 28/29,      Value        Income     Gain (Loss)    Total         Income      Gains       Total       Value       Return(a)
------------------------------------------------------------------------------------------------------------------------------------

Class A (9/94)
   2001 (e)         $ 9.95         $ .25           $ .34    $ .59          $(.26)     $  --       $(.26)     $10.28            5.96%
   2000              10.73           .52            (.79)    (.27)          (.51)        --        (.51)       9.95           (2.50)
   1999              10.76           .51             .01      .52           (.52)      (.03)       (.55)      10.73            4.91
   1998              10.50           .53             .26      .79           (.53)        --        (.53)      10.76            7.76
   1997              10.61           .55            (.14)     .41           (.52)        --        (.52)      10.50            4.02
   1996              10.15           .52             .49     1.01           (.52)      (.03)**     (.55)      10.61           10.19
Class B (2/97)
   2001 (e)           9.96           .22             .33      .55           (.22)        --        (.22)      10.29            5.55
   2000              10.74           .44            (.79)    (.35)          (.43)        --        (.43)       9.96           (3.26)
   1999              10.76           .44              --      .44           (.43)      (.03)       (.46)      10.74            4.19
   1998              10.50           .45             .26      .71           (.45)        --        (.45)      10.76            6.96
   1997 (d)          10.53           .03            (.02)     .01           (.04)        --        (.04)      10.50             .07
Class C (9/94)
   2001 (e)           9.94           .23             .33      .56           (.23)        --        (.23)      10.27            5.65
   2000              10.73           .46            (.80)    (.34)          (.45)        --        (.45)       9.94           (3.17)
   1999              10.74           .46             .02      .48           (.46)      (.03)       (.49)      10.73            4.53
   1998              10.48           .47             .26      .73           (.47)        --        (.47)      10.74            7.16
   1997              10.61           .47            (.16)     .31           (.44)        --        (.44)      10.48            3.06
   1996              10.12           .44             .53      .97           (.45)      (.03)**     (.48)      10.61            9.71
Class R (12/86)
   2001 (e)           9.95           .27             .34      .61           (.27)        --        (.27)      10.29            6.15
   2000              10.74           .54            (.80)    (.26)          (.53)        --        (.53)       9.95           (2.43)
   1999              10.76           .53             .02      .55           (.54)      (.03)       (.57)      10.74            5.18
   1998              10.49           .55             .27      .82           (.55)        --        (.55)      10.76            8.04
   1997              10.61           .55            (.13)     .42           (.54)        --        (.54)      10.49            4.15
   1996              10.15           .55             .49     1.04           (.55)      (.03)**     (.58)      10.61           10.51

                                                               Ratios/Supplemental Data
                    ----------------------------------------------------------------------------------------------------------------
                                 Before Credit/Reimbursement    After Reimbursement(b)     After Credit/Reimbursement(c)
                                 ---------------------------   -------------------------   -----------------------------
NEW YORK INSURED                                      Ratio                        Ratio                        Ratio
                                                     of Net                       of Net                       of Net
                      Ending        Ratio of     Investment      Ratio of     Investment       Ratio of    Investment
                         Net        Expenses         Income      Expenses         Income       Expenses        Income     Portfolio
Year Ended            Assets      to Average     to Average    to Average     to Average     to Average    to Average      Turnover
February 28/29,        (000)      Net Assets     Net Assets    Net Assets     Net Assets     Net Assets    Net Assets          Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
   2001 (e)         $ 54,475             .92%*         5.01%*         .92%*         5.01%*          .92%*        5.02%*           8%
   2000               54,364             .90           5.02           .90           5.02            .90          5.02            16
   1999               52,448             .92           4.78           .92           4.78            .92          4.78            16
   1998               44,721             .88           4.98           .88           4.98            .88          4.98            17
   1997               35,957             .92           5.04           .92           5.04            .92          5.04            29
   1996               24,747             .93           4.97           .93           4.97            .93          4.97            17
Class B (2/97)
   2001 (e)           15,292            1.67*          4.27*         1.67*          4.27*          1.67*         4.27*            8
   2000               15,893            1.65           4.28          1.65           4.28           1.65          4.28            16
   1999               13,374            1.67           4.04          1.67           4.04           1.67          4.04            16
   1998                5,982            1.65           4.24          1.65           4.24           1.65          4.24            17
   1997 (d)            1,279            1.64*          5.17*         1.64*          5.17*          1.64*         5.17*           29
Class C (9/94)
   2001 (e)            4,345            1.47*          4.47*         1.47*          4.47*          1.47*         4.47*            8
   2000                4,627            1.45           4.48          1.45           4.48           1.45          4.48            16
   1999                4,103            1.47           4.25          1.47           4.25           1.47          4.25            16
   1998                2,310            1.43           4.43          1.43           4.43           1.43          4.43            17
   1997                2,015            1.67           4.28          1.67           4.28           1.67          4.28            29
   1996                1,369            1.69           4.21          1.69           4.21           1.69          4.21            17
Class R (12/86)
   2001 (e)          260,737             .72*          5.22*          .72*          5.22*           .72*         5.22*            8
   2000              260,469             .70           5.21           .70           5.21            .70          5.21            16
   1999              301,805             .72           4.97           .72           4.97            .72          4.98            16
   1998              313,647             .68           5.18           .68           5.18            .68          5.18            17
   1997              319,208             .68           5.28           .68           5.28            .68          5.28            29
   1996              343,348             .67           5.26           .67           5.26            .67          5.26            17
------------------------------------------------------------------------------------------------------------------------------------

*    Annualized.

** The amounts shown include distributions in excess of capital gains of $.0024 per share.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b)  After expense reimbursement from the investment adviser, where applicable.

(c)  After custodian fee credit and expense reimbursement, where applicable.

(d)  From commencement of class operations as noted.

(e)  For the six months ended August 31, 2000.


                                 See accompanying notes to financial statements.
-------
38

                                     Notes

                                     Notes

Fund Information

Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Transfer Agent and
Shareholder Services

Chase Global Funds Services
73 Tremont Street
Boston, MA 02108
(800) 257-8787

Legal Counsel

Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Public
Accountants

Arthur Andersen LLP
Chicago, IL

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

Serving
Investors
For Generations

A 100-Year Tradition of Quality Investments
[PHOTO OF JOHN NUVEEN, SR.]

John Nuveen, Sr.

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withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining
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Call Your Financial Advisor Today

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